UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:_____811-21702________________________

____BlackRock Health Sciences Trust____
(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock Health Sciences Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257__________________

Date of fiscal year end:___October 31, 2006__________________________________

Date of reporting period:__ October 31, 2006_________________________________

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVES	BLACKROCK SOLUTIONS	EQUITIES	FIXED INCOME	LIQUIDITY	REAL ESTATE

BlackRock Closed-End Funds

ANNUAL REPORT | OCTOBER 31, 2006

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

BlackRock Global Energy and Resources Trust (BGR)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock Real Asset Equity Trust (BCF)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

BlackRock World Investment Trust (BWC)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Privacy Principles

          BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

          BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

          We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LETTER TO SHAREHOLDERS

October 31, 2006

Dear Shareholder:

          We are pleased to present the annual report for the Trusts for the year ended October 31, 2006. This report contains the Trusts’ unaudited and audited financial statements and a listing of the portfolios’ holdings.

          The following table shows the Trusts’ closing market prices and net asset values (“NAV”) per share as of October 31, 2006.

Trust (Ticker)	Closing Market Price	NAV

BlackRock Dividend AchieversTM Trust (BDV)	$14.86	$15.95

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)	14.92	14.88

BlackRock Strategic Dividend AchieversTM Trust (BDT)	14.53	16.13

BlackRock Global Energy and Resources Trust (BGR)	26.73	29.67

BlackRock Global Opportunities Equity Trust (BOE)	27.61	26.72

BlackRock Health Sciences Trust (BME)	27.32	27.74

BlackRock Real Asset Equity Trust (BCF)	15.00	15.33

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	16.36	18.55

BlackRock World Investment Trust (BWC)	16.59	16.35

          The Trusts seek to provide long-term total return through a combination of current income and capital appreciation by investing in common stocks that pay above-average dividends and have the potential for capital appreciation.

          On September 29, 2006, BlackRock, Inc. and Merrill Lynch Investment Managers united to form one of the largest asset management firms in the world. BlackRock, Inc. (“BlackRock”), a world leader in asset management, is recognized for its emphasis on risk management and proprietary analytics, and for its reputation for managing money for the world’s largest institutional investors. As of September 30, 2006, BlackRock’s assets under management totaled over $1 trillion across various investment strategies. BlackRock is also a significant provider of risk management and advisory services that combine our capital markets expertise with our proprietarily developed risk management systems and technology. As of September 30, 2006, BlackRock provided risk management services to portfolios with aggregate assets of over $4 trillion. BlackRock Advisors, LLC and its affiliates, BlackRock Financial Management, Inc. and State Street Research & Management Company, which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, LLC	BlackRock Advisors, LLC

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock Dividend AchieversTM Trust (BDV)

Trust Information

Symbol on New York Stock Exchange:	BDV

Initial Offering Date:	December 23, 2003

Closing Market Price as of 10/31/06:	$14.86

Net Asset Value as of 10/31/06:	$15.95

Current Quarterly Distribution per Common Share:[1]	$0.2250

Current Annualized Distribution per Common Share:[1]	$0.9000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$14.86	$12.77	16.37%	$15.15	$12.28

NAV	$15.95	$14.21	12.24%	$16.06	$14.15

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Sector	October 31, 2006	October 31, 2005

Financial Institutions	38%	43%

Consumer Products	15	13

Energy	14	17

Health Care	13	10

Telecommunications	6	5

Real Estate Investment Trusts	5	4

Conglomerates	4	3

Basic Materials	2	2

Automotive	1	1

Industrials	1	1

Technology	1	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Trust Information

Symbol on New York Stock Exchange:	BDJ

Initial Offering Date:	August 31, 2005

Closing Market Price as of 10/31/06:	$14.92

Net Asset Value as of 10/31/06:	$14.88

Current Monthly Distribution per Common Share:[1]	$0.101875

Current Annualized Distribution per Common Share:[1]	$1.222500

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$14.92	$13.79	8.19%	$15.05	$12.16

NAV	$14.88	$14.01	6.21%	$14.96	$13.85

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Sector	October 31, 2006	October 31, 2005

Financial Institutions	40%	42%

Health Care	16	13

Consumer Products	15	15

Energy	13	13

Real Estate Investment Trusts	5	5

Conglomerates	4	5

Telecommunications	4	5

Basic Materials	1	1

Industrials	1	1

Technology	1	—

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock Strategic Dividend AchieversTM Trust (BDT)

Trust Information

Symbol on New York Stock Exchange:	BDT

Initial Offering Date:	March 30, 2004

Closing Market Price as of 10/31/06:	$14.53

Net Asset Value as of 10/31/06:	$16.13

Current Quarterly Distribution per Common Share:[1]	$0.2250

Current Annualized Distribution per Common Share:[1]	$0.9000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$14.53	$13.20	10.08%	$14.78	$12.74

NAV	$16.13	$15.14	6.54%	$16.24	$14.71

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown2

Sector	October 31, 2006	October 31, 2005

Financial Institutions	41%	44%

Energy	17	17

Consumer Products	13	13

Real Estate Investment Trusts	10	9

Industrials	8	10

Automotive	4	4

Basic Materials	2	2

Technology	2	—

Building & Development	1	—

Health Care	1	1

Media	1	—

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock Global Energy and Resources Trust (BGR)

Trust Information

Symbol on New York Stock Exchange:	BGR

Initial Offering Date:	December 29, 2004

Closing Market Price as of 10/31/06:	$26.73

Net Asset Value as of 10/31/06:	$29.67

Current Quarterly Distribution per Common Share:[1]	$0.3750

Current Annualized Distribution per Common Share:[1]	$1.5000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$26.73	$25.16	6.24%	$28.28	$24.05

NAV	$29.67	$28.12	5.51%	$32.99	$26.89

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	October 31, 2006	October 31, 2005

United States	64%	61%

Canada	20	24

Bermuda	4	3

Norway	3	2

Australia	2	2

United Kingdom	2	2

Brazil	1	1

Denmark	1	1

France	1	1

Italy	1	1

Netherlands	1	1

Luxembourg	—	1

Sector	October 31, 2006	October 31, 2005

Oil & Gas	45%	50%

Pipelines	25	23

Coal	13	14

Transportation	5	5

Gas	4	2

Mining	3	2

Chemicals	2	—

Commercial Services	1	—

Electric	1	3

Metal	1	—

Building & Development	—	1

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock Global Opportunities Equity Trust (BOE)

Trust Information

Symbol on New York Stock Exchange:	BOE

Initial Offering Date:	May 31, 2005

Closing Market Price as of 10/31/06:	$27.61

Net Asset Value as of 10/31/06:	$26.72

Current Quarterly Distribution per Common Share:[1]	$0.568750

Current Annualized Distribution per Common Share:[1]	$2.275000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$27.61	$23.88	15.62%	$29.40	$21.43

NAV	$26.72	$23.77	12.41%	$28.31	$23.29

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	October 31, 2006	October 31, 2005

United States	28%	11%

United Kingdom	17	23

Germany	6	4

Hong Kong	5	8

Australia	4	3

Italy	4	1

Japan	4	13

Switzerland	4	—

Canada	3	2

Netherlands	3	5

South Korea	3	7

Sweden	3	2

Finland	2	2

France	2	1

Norway	2	3

Singapore	2	1

Brazil	1	2

China	1	1

Denmark	1	1

Mexico	1	1

Philippines	1	—

South Africa	1	2

Spain	1	—

Taiwan	1	3

Greece	—	2

Ireland	—	1

New Zealand	—	1

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Sector[2]	October 31, 2006	October 31, 2005

Financial Institutions	22%	27%

Consumer Products	19	10

Energy	17	19

Real Estate	7	5

Telecommunications	7	1

Health Care	6	—

Basic Materials	4	9

Building & Development	4	5

Industrials	4	12

Technology	4	1

Aerospace & Defense	1	—

Automotive	1	3

Containers & Packaging	1	1

Entertainment & Leisure	1	2

Media	1	1

Transportation	1	4

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES OCTOBER 31, 2006

BlackRock Health Sciences Trust (BME)

Trust Information

Symbol on New York Stock Exchange:	BME

Initial Offering Date:	March 31, 2005

Closing Market Price as of 10/31/06:	$27.32

Net Asset Value as of 10/31/06:	$27.74

Current Quarterly Distribution per Common Share:[1]	$0.383475

Current Annualized Distribution per Common Share:[1]	$1.533900

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$27.32	$25.19	8.46%	$28.25	$23.40

NAV	$27.74	$26.38	5.16%	$29.26	$25.54

The following unaudited charts show the portfolio composition of the Trust’s long-term investments.

Portfolio Breakdown

Country	October 31, 2006	October 31, 2005

United States	83%	85%

Switzerland	12	8

United Kingdom	3	3

Canada	2	2

France	—	1

Israel	—	1

Sector	October 31, 2006	October 31, 2005

Pharmaceuticals	42%	39%

Health Care	34	44

Biotechnology	20	12

Electronics	4	—

Financial Institutions	—	4

Technology	—	1

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock Real Asset Equity Trust (BCF)

Trust Information

Symbol on New York Stock Exchange:	BCF

Initial Offering Date:	September 29, 2006

Closing Market Price as of 10/31/06:	$15.00

Net Asset Value as of 10/31/06:	$15.33

Current Monthly Distribution per Common Share:[1]	$0.090600

Current Annualized Distribution per Common Share:[1]	$1.087200

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	High	Low

Market Price	$15.00	$15.15	$15.00

NAV	$15.33	$15.40	$14.19

The following unaudited charts shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	October 31, 2006

United States	46%

Canada	14

United Kingdom	13

Australia	8

Brazil	4

South Africa	4

Netherlands	2

Norway	2

Switzerland	2

Bermuda	1

China	1

France	1

Mexico	1

Peru	1

Sector	October 31, 2006

Mining	41%

Oil & Gas	36

Chemicals	7

Forest Products & Paper	7

Coal	4

Machinery	2

Pipelines	2

Metal	1

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Trust Information

Symbol on American Stock Exchange:	BQY

Initial Offering Date:	May 28, 2004

Closing Market Price as of 10/31/06:	$16.36

Net Asset Value as of 10/31/06:	$18.55

Current Quarterly Distribution per Common Share:[1]	$0.2250

Current Annualized Distribution per Common Share:[1]	$0.9000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$16.36	$14.54	12.52%	$16.59	$13.94

NAV	$18.55	$15.98	16.08%	$18.63	$15.86

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	October 31, 2006	October 31, 2005

United States	52%	56%

United Kingdom	12	13

Australia	6	5

Japan	6	4

Canada	5	6

France	5	4

Sweden	4	3

Germany	2	2

Hong Kong	2	1

Netherlands	2	2

Austria	1	—

Denmark	1	1

Italy	1	1

Spain	1	1

Singapore	—	1

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Sector[2]	October 31, 2006	October 31, 2005

Financial Institutions	27%	24%

Energy	15	16

Consumer Products	11	12

Technology	11	10

Real Estate	8	10

Telecommunications	7	7

Health Care	5	8

Industrials	5	6

Basic Materials	3	3

Automotive	2	—

Building & Development	2	—

Business Equipment & Services	2	—

Aerospace & Defense	1	1

Entertainment & Leisure	1	—

Conglomerates	—	3

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock World Investment Trust (BWC)

Trust Information

Symbol on New York Stock Exchange:	BWC

Initial Offering Date:	October 27, 2005

Closing Market Price as of 10/31/06:	$16.59

Net Asset Value as of 10/31/06:	$16.35

Current Monthly Distribution per Share:[1]	$0.113750

Current Annualized Distribution per Share:[1]	$1.365000

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$16.59	$15.08	10.01%	$17.15	$14.35

NAV	$16.35	$14.42	13.38%	$17.50	$14.42

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	October 31, 2006	October 31, 2005

United States	29%	19%

United Kingdom	12	12

Japan	8	20

Germany	5	4

Italy	5	3

Switzerland	5	1

Australia	4	3

Hong Kong	4	2

Netherlands	4	5

Sweden	4	7

Canada	3	2

Singapore	3	1

China	2	2

Finland	2	3

France	2	2

Brazil	1	3

Denmark	1	1

Greece	1	—

Mexico	1	2

Norway	1	4

Philippines	1	—

Spain	1	1

Taiwan	1	—

Bermuda	—	2

Belgium	—	1

BlackRock World Investment Trust (BWC) (continued)

Sector[2]	October 31, 2006	October 31, 2005

Financial Institutions	23%	19%

Consumer Products	18	16

Energy	17	23

Telecommunications	8	3

Health Care	6	—

Real Estate	6	—

Industrials	4	21

Basic Materials	4	13

Technology	4	4

Building & Development	3	—

Automotive	2	—

Transportation	2	—

Aerospace & Defense	1	—

Containers & Packaging	1	—

Media	1	—

Foreign Government	—	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Dividend AchieversTM Trust (BDV)

Shares		Description	Value

		LONG-TERM INVESTMENTS—99.6%
		Common Stocks—99.6%
		Aerospace & Defense—0.3%
34,300		United Technologies Corp.	$2,254,196

		Automotive—0.7%
142,900		Genuine Parts Co.	6,504,808

		Basic Materials—1.7%
69,300		PPG Industries, Inc.	4,740,120
225,500		RPM Intl., Inc.	4,318,325
167,000		Sonoco Products Co.	5,925,160

		Total Basic Materials	14,983,605

		Conglomerates—3.7%
914,100		General Electric Co.	32,094,051

		Consumer Products—14.6%
492,700		Altria Group, Inc.	40,071,291
97,700		Anheuser-Busch Co., Inc.	4,632,934
481,900		Coca-Cola Co.	22,514,368
427,000		ConAgra Foods, Inc.	11,166,050
65,550	[1]	Hanesbrands, Inc.	1,546,980
48,200		Home Depot, Inc.	1,799,306
186,200		Kimberly-Clark Corp.	12,386,024
172,500		McDonald’s Corp.	7,231,200
72,000		Procter & Gamble Co.	4,564,080
524,400		Sara Lee Corp.	8,967,240
48,300		Stanley Works	2,301,495
154,000		Universal Corp.	5,670,280
79,400		Wal-Mart Stores, Inc.	3,912,832

		Total Consumer Products	126,764,080

		Energy—14.4%
120,000		Atmos Energy Corp.	3,687,600
582,900		Chevron Corp.	39,170,880
357,500		Consolidated Edison, Inc.	17,285,125
363,000		Exxon Mobil Corp.	25,925,460
93,200		National Fuel Gas Co.	3,485,680
42,900		Peoples Energy Corp.	1,874,301
199,700		Pinnacle West Capital Corp.	9,547,657
339,300		Progress Energy, Inc.	15,607,800
104,100		Vectren Corp.	3,025,146
67,600		WGL Holdings, Inc.	2,193,620
56,900		WPS Resources Corp.	3,027,649

		Total Energy	124,830,918

		Financial Institutions—38.2%
75,000		Allstate Corp.	4,602,000
60,000		American Intl. Group, Inc.	4,030,200
582,300		AmSouth Bancorp	17,597,106
135,600		Arthur J. Gallagher & Co.	3,776,460
803,600		Bank of America Corp.	43,289,932
429,600		BB&T Corp.	18,696,192
766,300		Citigroup, Inc.	38,437,608
281,400		Comerica, Inc.	16,374,666
346,000		Fifth Third Bancorp	13,788,100
151,400		First Commonwealth Financial Corp.	2,024,218
52,600		FirstMerit Corp.	1,221,372
123,500		FNB Corp.	2,090,855
41,200		Franklin Resources, Inc.	4,695,152
61,000		Freddie Mac	4,208,390
561,100		KeyCorp	20,839,254
99,500		Lincoln National Corp.	6,299,345
783,800		National City Corp.	29,196,550
432,000		North Fork Bancorporation, Inc.	12,346,560

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Dividend AchieversTM Trust (BDV) (continued)

Shares	Description	Value

	Financial Institutions—(cont’d)
100,000	Popular, Inc.	$1,819,000
168,000	SunTrust Bank, Inc.	13,270,320
138,000	T. Rowe Price Group, Inc.	6,528,780
73,437	TD Banknorth, Inc.	2,172,266
102,642	Valley National Bancorp	2,674,851
663,700	Washington Mutual, Inc.	28,074,510
939,400	Wells Fargo & Co.	34,090,826

	Total Financial Institutions	332,144,513

	Health Care—12.9%
174,100	Abbott Laboratories	8,271,491
315,400	Eli Lilly & Co.	17,665,554
257,500	Johnson & Johnson	17,355,500
775,200	Merck & Co., Inc.	35,209,584
1,258,000	Pfizer, Inc.	33,525,700

	Total Health Care	112,027,829

	Industrials—1.4%
77,100	3M Co.	6,078,564
27,800	Caterpillar, Inc.	1,687,738
27,900	Emerson Electric Co.	2,354,760
207,200	ServiceMaster Co.	2,347,576

	Total Industrials	12,468,638

	Real Estate Investment Trusts—4.6%
100,500	General Growth Properties, Inc.	5,215,950
184,400	Health Care Property Investors, Inc.	5,790,160
55,000	Healthcare Realty Trust, Inc.	2,227,500
97,000	Home Properties, Inc.	6,127,490
94,000	Lexington Corporate Properties Trust	2,002,200
102,000	Liberty Property Trust	4,916,400
89,200	National Retail Properties, Inc.	2,004,324
85,900	Realty Income Corp.	2,267,760
58,300	Sun Communities, Inc.	2,039,917
167,400	United Dominion Realty Trust, Inc.	5,418,738
57,800	Universal Health Realty Income Trust	2,248,998

	Total Real Estate Investment Trusts	40,259,437

	Technology—1.5%
50,100	Intl. Business Machines Corp.	4,625,733
184,000	Pitney Bowes, Inc.	8,594,640

	Total Technology	13,220,373

	Telecommunications—5.6%
63,000	Alltel Corp.	3,358,530
1,319,900	AT&T, Inc.	45,206,575

	Total Telecommunications	48,565,105

	Total Common Stocks (cost $742,307,106)	866,117,553

	MONEY MARKET FUND—0.3%
2,507,919	Fidelity Institutional Money Market Prime Portfolio (cost $2,507,919)	2,507,919

	Total investments—99.9% (cost $744,815,0252)	$868,625,472
	Other assets in excess of liabilities—0.1%	1,077,178

	Net Assets—100.0%	$869,702,650

[1]	Non-income producing security.
[2]

Cost for Federal income tax purposes is $743,871,905. The net unrealized appreciation on a tax basis is $124,753,567, consisting of $132,023,313 gross unrealized appreciation and $7,269,746 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Shares		Description	Value

		LONG-TERM INVESTMENTS—88.1%
		Common Stocks—88.1%
		Basic Materials—1.0%
89,200		PPG Industries, Inc.	$6,101,280
225,600		RPM Intl., Inc.	4,320,240

		Total Basic Materials	10,421,520

		Conglomerates—3.6%
1,053,900		General Electric Co.	37,002,429

		Consumer Products—13.1%
590,400	[1]	Altria Group, Inc.	48,017,232
107,200	[1]	Anheuser-Busch Co., Inc.	5,083,424
769,100		Coca-Cola Co.	35,932,352
644,700		ConAgra Foods, Inc.	16,858,905
23,940	[2]	Hanesbrands, Inc.	564,984
55,900		Kimberly-Clark Corp.	3,718,468
157,400		La-Z-Boy, Inc.	1,928,150
109,500		McDonald’s Corp.	4,590,240
825,700		Sara Lee Corp.	14,119,470
84,200		Stanley Works	4,012,130

		Total Consumer Products	134,825,355

		Energy—11.3%
200,200	[1]	Atmos Energy Corp.	6,152,146
137,000		Black Hills Corp.	4,727,870
664,900		Chevron Corp.	44,681,280
353,200	[1]	Consolidated Edison, Inc.	17,077,220
163,500		Exxon Mobil Corp.	11,677,170
81,600		National Fuel Gas Co.	3,051,840
87,800		Otter Tail Corp.	2,628,732
101,700		Peoples Energy Corp.	4,443,273
119,100		Pinnacle West Capital Corp.	5,694,171
239,200		Progress Energy, Inc.	11,003,200
149,300		Vectren Corp.	4,338,658
19,000		WPS Resources Corp.	1,010,990

		Total Energy	116,486,550

		Financial Institutions—35.4%
42,600	[1]	Allstate Corp.	2,613,936
467,888		AmSouth Bancorp	14,139,575
142,000		Arthur J. Gallagher & Co.	3,954,700
206,800		Bancorpsouth, Inc.	5,283,740
828,800	[1]	Bank of America Corp.	44,647,456
349,400		BB&T Corp.	15,205,888
92,500		Chemical Financial Corp.	2,766,675
950,100	[1]	Citigroup, Inc.	47,657,016
294,700		Comerica, Inc.	17,148,593
557,700		Fifth Third Bancorp	22,224,345
175,100		FirstMerit Corp.	4,065,822
36,600		Freddie Mac	2,525,034
293,701		Fulton Financial Corp.	4,702,153
194,300		KeyCorp	7,216,302
262,774		Lincoln National Corp.	16,636,222
387,800		National City Corp.	14,445,550
141,341		North Fork Bancorporation, Inc.	4,039,526
107,100		Old Republic Intl. Group	2,412,963
186,010		Republic Bancorp, Inc.	2,488,814
76,900		S&T Bancorp, Inc.	2,603,065
226,700		SunTrust Bank, Inc.	17,907,033
116,700		Synovus Financial Corp.	3,428,646
104,200		T. Rowe Price Group, Inc.	4,929,702
143,147		TD Banknorth, Inc.	4,234,288
230,500		Washington Federal, Inc.	5,356,820
1,103,500		Washington Mutual, Inc.	46,678,050
1,283,162		Wells Fargo & Co.	46,565,949

		Total Financial Institutions	365,877,863

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Shares	Description	Value

	Health Care—14.0%
96,800 [1]	Abbott Laboratories	$4,598,968
858,100	Eli Lilly & Co.	48,062,181
97,300	Johnson & Johnson	6,558,020
875,812	Merck & Co., Inc.	39,779,381
1,723,300 [1]	Pfizer, Inc.	45,925,945

	Total Health Care	144,924,495

	Industrials—1.1%
82,400	3M Co.	6,496,416
442,200	ServiceMaster Co.	5,010,126

	Total Industrials	11,506,542

	Real Estate Investment Trusts—4.5%
53,000	Colonial Properties Trust	2,670,670
104,000	Duke Realty Corp.	4,166,240
185,500	General Growth Properties, Inc.	9,627,450
134,700	Health Care Property Investors, Inc.	4,229,580
119,900	Healthcare Realty Trust, Inc.	4,855,950
52,800	Home Properties, Inc.	3,335,376
28,600	Kimco Realty Corp.	1,270,698
144,700	Lexington Corporate Properties Trust	3,082,110
55,100	Liberty Property Trust	2,655,820
123,800	National Retail Properties, Inc.	2,781,786
44,400	Prologis	2,809,188
83,200	Sun Communities, Inc.	2,911,168
66,000	United Dominion Realty Trust, Inc.	2,136,420

	Total Real Estate Investment Trusts	46,532,456

	Technology—0.6%
26,100	Intl. Business Machines Corp.	2,409,813
91,300	Pitney Bowes, Inc.	4,264,623

	Total Technology	6,674,436

	Telecommunications—3.5%
63,500	Alltel Corp.	3,385,185
965,400	AT&T, Inc.	33,064,950
654	Windstream Corp.	8,973

	Total Telecommunications	36,459,108

	Total Common Stocks (cost $870,017,338)	910,710,754

	SHORT-TERM INVESTMENTS—7.5%
	Money Market Fund—2.4%
25,038,604	Fidelity Institutional Money Market Prime Portfolio	25,038,604

Principal
Amount

	U.S. Government and Agency Discount Note—5.1%
$52,600,000 [3]	Federal Home Loan Bank Discount Note, 4.98%, 11/01/06	52,600,000

	Total Short-Term Investments (cost $77,638,604)	77,638,604

	Total investments before outstanding options written (cost $947,655,9424)	988,349,358

Contracts

	OUTSTANDING OPTIONS WRITTEN—(0.8)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.8)%
(195)	3M Co., strike price $80, expires 12/18/06	(22,425)
(250)	3M Co., strike price $81, expires 01/12/07	(29,375)
(56,000)	Abbott Laboratories, strike price $48.60, expires 12/21/06	(44,251)
(235)	Allstate Corp., strike price $62.50, expires 12/18/06	(14,100)
(350)	Alltel Corp., strike price $60, expires 11/20/06	(1,750)
(1,500)	Altria Group, Inc., strike price $80, expires 11/20/06	(315,000)
(900)	Altria Group, Inc., strike price $80, expires 12/18/06	(281,700)
(900)	Altria Group, Inc., strike price $85, expires 01/22/07	(117,000)
(860)[5]	AmSouth Bancorp, strike price $30, expires 12/18/06	(77,400)
(86,000)	AmSouth Bancorp, strike price $30, expires 12/19/06	(60,372)
(33,000)	Anheuser-Busch Co., Inc., strike price $48, expires 01/05/07	(37,686)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(264)	Anheuser-Busch Co., Inc., strike price $48, expires 12/22/06	$(30,096)
(55,000)	Arthur J. Gallagher & Co., strike price $28.33, expires 12/15/06	(21,010)
(150)	AT&T, Inc., strike price $35, expires 01/22/07	(9,750)
(1,780)	AT&T, Inc., strike price $35, expires 12/18/06	(115,700)
(110,000)	Atmos Energy Corp., strike price $29, expires 11/17/06	(198,440)
(335)	BancorpSouth, Inc., strike price $28.25, expires 11/28/06	(1,005)
(100,000)	Bank of America Corp., strike price $53.50, expires 12/15/06	(102,100)
(306,000)	Bank of America Corp., strike price $54, expires 11/17/06	(148,594)
(920)	BB&T Corp., strike price $43.50, expires 01/05/07	(111,320)
(100,000)	BB&T Corp., strike price $44.18, expires 12/15/06	(56,700)
(250)	Black Hills Corp., strike price $35, expires 01/05/07	(16,250)
(250)	Black Hills Corp., strike price $35, expires 11/20/06	(10,000)
(250)	Black Hills Corp., strike price $35, expires 12/18/06	(22,500)
(51,000)	Chemical Financial Corp., strike price $30.40, expires 11/10/06	(11,781)
(1,000)	Chevron Corp., strike price $65, expires 11/20/06	(215,000)
(169,000)	Chevron Corp., strike price $66.60, expires 12/01/06	(254,053)
(625)	Chevron Corp., strike price $66.63, expires 12/08/06	(142,500)
(1,000)	Citigroup, Inc., strike price $50, expires 11/20/06	(50,000)
(310)	Citigroup, Inc., strike price $50, expires 12/18/06	(29,450)
(263,000)	Citigroup, Inc., strike price $50.48, expires 12/15/06	(185,678)
(130,000)	Citigroup, Inc., strike price $50.50, expires 01/31/07	(165,100)
(1,700)	Coca-Cola Co., strike price $46.88, expires 12/20/06	(149,600)
(1,100)	Coca-Cola Co., strike price $47.50, expires 01/22/07	(71,500)
(20,000)	Colonial Properties Trust, strike price $48, expires 11/17/06	(50,748)
(10,000)	Colonial Properties Trust, strike price $50.50, expires 12/15/06	(10,900)
(450)	Comerica, Inc., strike price $58.50, expires 11/28/06	(46,350)
(70,000)	Comerica, Inc., strike price $58.61, expires 01/05/07	(95,325)
(500)	Comerica, Inc., strike price $60, expires 12/18/06	(32,500)
(204,000)	ConAgra Foods, Inc., strike price $24.65, expires 11/28/06	(339,456)
(102,000)	ConAgra Foods, Inc., strike price $26, expires 12/15/06	(77,908)
(21,000)	Consolidated Edison, Inc., strike price $47.90, expires 01/19/07	(28,371)
(139,000)	Consolidated Edison, Inc., strike price $48.35, expires 12/08/06	(81,732)
(45,000)	Duke Realty Corp., strike price $39, expires 01/19/07	(81,585)
(192,000)	Eli Lilly & Co., strike price $57.03, expires 01/05/07	(217,651)
(193,000)	Eli Lilly & Co., strike price $57.03, expires 12/22/06	(180,706)
(87,000)	Eli Lilly & Co., strike price $58, expires 12/15/06	(42,500)
(760)	Exxon Mobil Corp., strike price $70, expires 12/18/06	(186,200)
(1,150)	Fifth Third Bancorp, strike price $40, expires 11/20/06	(63,250)
(1,600)	Fifth Third Bancorp, strike price $40, expires 12/18/06	(160,000)
(60,000)	FirstMerit Corp., strike price $23.35, expires 01/19/07	(42,690)
(25,000)	FirstMerit Corp., strike price $23.52, expires 01/30/07	(17,000)
(11,500)	FirstMerit Corp., strike price $23.60, expires 12/15/06	(4,409)
(150)	Freddie Mac, strike price $70, expires 01/22/07	(27,750)
(65)	Freddie Mac, strike price $70, expires 12/18/06	(9,100)
(216,000)	General Electric Co., strike price $35.40, expires 12/15/06	(100,338)
(274,000)	General Electric Co., strike price $35.95, expires 01/19/07	(126,588)
(49,000)	General Growth Properties, Inc., strike price $52.11, expires 11/17/06	(44,198)
(530)	General Growth Properties, Inc., strike price $55, expires 12/18/06	(31,800)
(200)	Hanesbrands, Inc., strike price $22.50, expires 11/20/06	(33,000)
(17,000)	Health Care Property Investors, Inc., strike price $31.10, expires 11/17/06	(8,245)
(37,000)	Health Care Property Investors, Inc., strike price $31.70, expires 12/15/06	(20,017)
(34,000)	Healthcare Realty Trust, Inc., strike price $41, expires 12/15/06	(26,520)
(32,000)	Healthcare Realty Trust, Inc., strike price $41.05, expires 01/05/07	(31,360)
(290)	Home Properties, Inc., strike price $57, expires 11/28/06	(179,220)
(53,500)	Johnson & Johnson, strike price $69.10, expires 12/15/06	(22,545)
(58,000)	KeyCorp, strike price $37.40, expires 01/19/07	(52,792)
(49,000)	KeyCorp, strike price $37.71, expires 12/15/06	(18,375)
(21,000)	Kimberly-Clark Corp., strike price $67.50, expires 01/19/07	(25,074)
(30)	Kimco Realty Corp., strike price $45, expires 11/20/06	(1,500)
(50)	La-Z-Boy, Inc., strike price $15, expires 11/20/06	(250)
(25,200)	La-Z-Boy, Inc., strike price $16, expires 11/30/06	(881)
(25,000)	Lexington Corporate Properties Trust, strike price $21.64, expires 01/19/07	(18,600)
(30,300)	Liberty Property Trust, strike price $48.60, expires 12/15/06	(31,179)
(86,000)	Lincoln National Corp., strike price $64.10, expires 01/19/07	(139,664)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(58,700)	Lincoln National Corp., strike price $64.54, expires 11/17/06	$(26,591)
(15)	McDonald’s Corp., strike price $40, expires 11/20/06	(3,075)
(250)	McDonald’s Corp., strike price $42.50, expires 01/22/07	(21,250)
(345)	McDonald’s Corp., strike price $42.50, expires 12/18/06	(20,700)
(267,800)	Merck & Co., Inc., strike price $46.10, expires 12/15/06	(216,382)
(173,000)	Merck & Co., Inc., strike price $46.25, expires 12/15/06	(128,539)
(67,000)	National City Corp., strike price $37.35, expires 01/19/07	(64,320)
(670)	National City Corp., strike price $37.50, expires 01/22/07	(70,350)
(350)	National City Corp., strike price $37.50, expires 12/18/06	(26,250)
(45,600)	National Fuel Gas Co., strike price $37.20, expires 12/08/06	(45,098)
(39,000)	National Retail Properties, Inc., strike price $22.40, expires 01/19/07	(41,106)
(29,000)	National Retail Properties, Inc., strike price $22.67, expires 01/05/07	(23,635)
(400)	North Fork Bancorporation, Inc., strike price $30, expires 11/20/06	(4,000)
(24,000)	Old Republic Intl. Group, strike price $22, expires 12/08/06	(19,776)
(24,000)	Old Republic Intl. Group, strike price $22.70, expires 01/05/07	(12,019)
(320)	Otter Tail Corp., strike price $30, expires 11/20/06	(24,000)
(15,500)	Otter Tail Corp., strike price $31.35, expires 12/15/06	(7,030)
(500)[5]	Pfizer, Inc., strike price $27.50, expires 12/18/06	(15,000)
(110,000)	Pfizer, Inc., strike price $27.75, expires 12/15/06	(23,980)
(477,500)	Pfizer, Inc., strike price $28.77, expires 11/17/06	(17,825)
(63,800)	Pinnacle West Capital Corp., strike price $48.64, expires 12/15/06	(28,072)
(192)	Pitney Bowes, Inc., strike price $45, expires 11/20/06	(37,440)
(20,500)	Pitney Bowes, Inc., strike price $47.26, expires 12/15/06	(9,901)
(450)	PPG Industries, Inc., strike price $70, expires 01/22/07	(72,000)
(200)	PPG Industries, Inc., strike price $70, expires 12/18/06	(19,000)
(66,500)	Progress Energy, Inc., strike price $45.80, expires 11/17/06	(73,882)
(17,000)	Prologis, strike price $61, expires 01/19/07	(62,713)
(48,000)	Republic Bancorp, Inc., strike price $13.40, expires 01/05/07	(20,160)
(55,000)	Republic Bancorp, Inc., strike price $13.45, expires 01/18/07	(17,723)
(30,000)	RPM Intl., Inc., strike price $19, expires 01/19/07	(21,436)
(64,000)	RPM Intl., Inc., strike price $19, expires 12/08/06	(42,282)
(850)	Sara Lee Corp., strike price $17.50, expires 01/22/07	(46,750)
(3,200)	Sara Lee Corp., strike price $17.50, expires 12/18/06	(112,000)
(80,000)	ServiceMaster Co., strike price $11.30, expires 01/05/07	(22,000)
(75,000)	ServiceMaster Co., strike price $11.30, expires 12/22/06	(30,000)
(600)	ServiceMaster Co., strike price $11.50, expires 11/28/06	(25,800)
(252)	Stanley Works, strike price $52.50, expires 01/22/07	(12,600)
(210)	Stanley Works, strike price $52.50, expires 11/20/06	(2,100)
(14,000)	Sun Communities, Inc., strike price $32.31, expires 11/10/06	(38,164)
(32,000)	Sun Communities, Inc., strike price $35.35, expires 01/05/07	(32,000)
(45,000)	SunTrust Bank, Inc., strike price $79, expires 01/05/07	(93,766)
(80,000)	SunTrust Bank, Inc., strike price $79, expires 12/15/06	(127,696)
(31,000)	Synovus Financial Corp., strike price $29.95, expires 01/19/07	(19,530)
(33,000)	Synovus Financial Corp., strike price $30, expires 12/08/06	(11,748)
(28,000)	T. Rowe Price Group, Inc., strike price $48, expires 11/17/06	(13,756)
(90)	T. Rowe Price Group, Inc., strike price $50, expires 01/22/07	(9,000)
(45,000)	TD Banknorth, Inc., strike price $29.75, expires 01/05/07	(27,000)
(175)	TD Banknorth, Inc., strike price $30, expires 01/22/07	(14,875)
(175)	TD Banknorth, Inc., strike price $30, expires 12/18/06	(11,375)
(19,000)	United Dominion Realty Trust, Inc., strike price $31.70, expires 01/19/07	(26,741)
(41,000)	Vectren Corp., strike price $27.03, expires 11/17/06	(79,827)
(41,000)	Vectren Corp., strike price $27.09, expires 12/15/06	(94,792)
(47,250)	Washington Federal, Inc., strike price $23, expires 11/30/06	(30,949)
(47,250)	Washington Federal, Inc., strike price $23.20, expires 12/15/06	(32,272)
(32,000)	Washington Federal, Inc., strike price $23.21, expires 01/19/07	(21,984)
(150,000)	Washington Mutual, Inc., strike price $42.60, expires 12/15/06	(131,085)
(75,000)	Washington Mutual, Inc., strike price $44, expires 11/10/06	(1,792)
(45,000)	Washington Mutual, Inc., strike price $44.25, expires 11/30/06	(5,382)
(1,984)	Wells Fargo & Co., strike price $36.38, expires 01/05/07	(128,960)
(311,000)	Wells Fargo & Co., strike price $36.45, expires 12/15/06	(162,435)
(306,000)	Wells Fargo & Co., strike price $36.70, expires 01/19/07	(227,970)

	Total Outstanding Call Options Written (premium received ($8,225,806))	(8,637,347)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(90,000)	Pfizer, Inc., strike price $27.50, expires 11/06/06 (premium received ($27,000))	$(94,436)

	Total Outstanding Options Written (premium received ($8,252,806))	(8,731,783)

	Total investments net of outstanding options written—94.8%	$979,617,575
	Other assets in excess of liabilities—5.2%	53,509,246

	Net Assets—100.0%	$1,033,126,821

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Rate shown is the yield to maturity as of the date of purchase.
[4]

Cost for Federal income tax purposes is $962,773,576. The net unrealized appreciation on a tax basis is $25,575,782, consisting of $29,679,187 gross unrealized appreciation and $4,103,405 gross unrealized depreciation.

[5]	Security is fair valued.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Strategic Dividend AchieversTM Trust (BDT)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.7%
	Common Stocks—99.7%
	Automotive—3.5%
207,000	Genuine Parts Co.	$9,422,640
48,600	Harsco Corp.	3,967,218
95,000	Superior Industries Intl.	1,605,500

	Total Automotive	14,995,358

	Basic Materials—2.4%
256,700	RPM Intl., Inc.	4,915,805
155,300	Sonoco Products Co.	5,510,044

	Total Basic Materials	10,425,849

	Building & Development—0.5%
111,500	ABM Industries, Inc.	2,214,390

	Consumer Products—13.3%
152,000	Avery Dennison Corp.	9,597,280
162,600	La-Z-Boy, Inc.	1,991,850
82,000	Lancaster Colony Corp.	3,325,100
82,300	Meridian Bioscience, Inc.	1,897,015
260,000	Pier 1 Imports, Inc.	1,700,400
76,800	Polaris Industries, Inc.	3,288,576
167,450	Sherwin-Williams Co.	9,918,064
164,100	Stanley Works	7,819,365
146,900	Supervalu, Inc.	4,906,460
65,900	Universal Corp.	2,426,438
143,000	VF Corp.	10,869,430

	Total Consumer Products	57,739,978

	Energy—17.0%
50,400	American States Water Co.	2,116,800
174,200	Atmos Energy Corp.	5,353,166
59,600	Black Hills Corp.	2,056,796
66,000	California Water Service Group	2,567,400
195,400	Consolidated Edison, Inc.	9,447,590
217,200	MDU Resources Group, Inc.	5,577,696
85,200	MGE Energy, Inc.	2,913,840
146,400	National Fuel Gas Co.	5,475,360
47,000	New Jersey Resources Corp.	2,437,420
99,500	Otter Tail Corp.	2,979,030
116,500	Peoples Energy Corp.	5,089,885
166,500	Piedmont Natural Gas Co.	4,495,500
106,700	Pinnacle West Capital Corp.	5,101,327
151,200	UGI Corp.	4,006,800
182,200	Vectren Corp.	5,294,732
149,000	WGL Holdings, Inc.	4,835,050
72,800	WPS Resources Corp.	3,873,688

	Total Energy	73,622,080

	Financial Institutions—40.7%
73,900	Alfa Corp.	1,364,933
297,100	AmSouth Bancorp	8,978,362
115,500	Arthur J. Gallagher & Co.	3,216,675
249,515	Associated Banc-Corp.	8,194,073
138,300	Astoria Financial Corp.	4,012,083
180,473	Bancorpsouth, Inc.	4,611,085
64,500	Bank of Hawaii Corp.	3,364,965
55,679	Chemical Financial Corp.	1,665,359
190,842	Cincinnati Financial Corp.	8,711,937
151,100	Comerica, Inc.	8,792,509
101,200	Commerce Group, Inc.	2,995,520
105,000	Community Bank System, Inc.	2,609,250
158,400	Compass Bancshares, Inc.	8,911,584
41,940	Erie Indemnity Co., Class A	2,124,261
212,200	Fidelity National Financial, Inc.	4,732,060

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Strategic Dividend AchieversTM Trust (BDT) (continued)

Shares	Description	Value

	Financial Institutions—(cont’d)
222,328	Fidelity National Title Group, Inc.	$4,893,439
84,400	First Charter Corp.	2,100,716
186,000	First Commonwealth Financial Corp.	2,486,820
61,000	First Financial Holdings, Inc.	2,203,930
174,400	FirstMerit Corp.	4,049,568
140,000	FNB Corp.	2,370,200
244,125	Fulton Financial Corp.	3,908,441
100,900	Harleysville Group, Inc.	3,640,472
43,348	Harleysville National Corp.	925,913
73,600	Mercury General Corp.	3,810,272
204,045	Old National Bancorp	3,872,774
378,625	Old Republic Intl. Group	8,530,421
38,805	Park National Corp.	3,934,439
278,750	People’s Bank	11,345,125
295,000	Popular, Inc.	5,366,050
163,834	Republic Bancorp, Inc.	2,192,099
59,800	S&T Bancorp, Inc.	2,024,230
142,800	Sky Financial Group, Inc.	3,577,140
96,600	Sterling Bancorp	1,881,768
78,900	Susquehanna Bancshares, Inc.	1,971,711
150,000	TCF Financial Corp.	3,904,500
150,354	TD Banknorth, Inc.	4,447,471
98,400	United Bankshares, Inc.	3,757,896
175,130	Valley National Bancorp	4,563,888
161,810	Washington Federal, Inc.	3,760,465
68,400	WesBanco, Inc.	2,240,100
112,200	Wilmington Trust Corp.	4,665,276

	Total Financial Institutions	176,709,780

	Health Care—1.1%
80,000	Hillenbrand Industries, Inc.	4,694,400

	Industrials—8.2%
46,300	Bandag, Inc.	2,032,107
146,500	Bemis Co.	4,925,330
320,000	Leggett & Platt, Inc.	7,472,000
162,000	LSI Industries, Inc.	2,907,900
74,600	McGrath Rentcorp	2,014,200
312,000	ServiceMaster Co.	3,534,960
97,600	Vulcan Materials Co.	7,952,448
67,400	WW Grainger, Inc.	4,905,372

	Total Industrials	35,744,317

	Media—0.9%
169,800	New York Times Co.	4,104,066

	Real Estate Investment Trusts—10.0%
67,000	Colonial Properties Trust	3,376,130
91,000	Duke Realty Corp.	3,645,460
44,400	EastGroup Properties, Inc.	2,363,412
97,300	Health Care Property Investors, Inc.	3,055,220
63,600	Healthcare Realty Trust, Inc.	2,575,800
132,000	Lexington Corporate Properties Trust	2,811,600
71,500	Liberty Property Trust	3,446,300
148,200	National Retail Properties, Inc.	3,330,054
122,700	Realty Income Corp.	3,239,280
86,500	Sun Communities, Inc.	3,026,635
70,300	United Dominion Realty Trust, Inc.	2,275,611
89,200	Universal Health Realty Income Trust	3,470,772
70,500	Washington Real Estate Investment Trust	2,971,575
81,150	Weingarten Realty Investors	3,773,475

	Total Real Estate Investment Trusts	43,361,324

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Strategic Dividend AchieversTM Trust (BDT) (continued)

Shares	Description	Value

	Technology—2.1%
197,700	Pitney Bowes, Inc.	$9,234,567

	Total Common Stocks (cost $376,602,742)	432,846,109

	MONEY MARKET FUND—0.3%
1,282,823	Fidelity Institutional Money Market Prime Portfolio (cost $1,282,823)	1,282,823

	Total investments—100.0% (cost $377,885,5651)	$434,128,932
	Liabilities in excess of other assets—0.0%	(191,247)

	Net Assets—100.0%	$433,937,685

[1]

Cost for Federal income tax purposes is $377,045,254. The net unrealized appreciation on a tax basis is $57,083,678, consisting of $66,746,606 gross unrealized appreciation and $9,662,928 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Global Energy and Resources Trust (BGR)

Shares		Description	Value

		LONG-TERM INVESTMENTS—96.2%
		Common Stocks—96.2%
		Chemicals—1.9%
131,100		Potash Corp. of Saskatchewan	$16,374,390

		Coal—12.5%
507,200	[1]	Arch Coal, Inc.	17,564,336
612,200		Consol Energy, Inc.	21,665,758
486,800		Massey Energy Co.	12,291,700
383,685		Natural Resource Partners LP	19,989,989
466,600		Peabody Energy Corp.	19,583,202
728,000		Penn Virginia Resource Partner	19,037,200

		Total Coal	110,132,185

		Commercial Services—0.5%
658,400		Eveready Income Fund	4,162,821

		Electric—0.7%
80,300		Dominion Resources, Inc.	6,503,497

		Gas—3.7%
215,500	[1]	Atmos Energy Corp.	6,622,315
613,800		Keyera Facilities Income Fund	11,762,746
303,100		NiSource, Inc.	7,053,137
244,600		South Jersey Industries, Inc.	7,565,478

		Total Gas	33,003,676

		Iron & Steel—0.3%
75,000		Tenaris SA (ADR)	2,894,250

		Metal—0.5%
19,000		Vallourec, Inc.	4,728,721

		Mining—3.3%
234,300	[1]	BHP Billiton Ltd. (ADR)	9,974,151
55,000		Cameco Corp.	1,932,150
24,400	[2]	Glamis Gold Ltd.	1,076,040
40,880		Rio Tinto PLC	2,255,212
7,300		Rio Tinto PLC (ADR)	1,616,147
208,700		Royal Gold, Inc.	6,144,128
25,600		Teck Cominco Ltd., Class B	1,884,408
349,800		Zinifex Ltd.	4,109,048

		Total Mining	28,991,284

		Oil & Gas—43.4%
82,400	[2]	Acergy SA	1,490,596
195,000	[2]	Acergy SA (ADR)	3,539,250
113,696		Anadarko Petroleum Corp.	5,277,768
364,000		ARC Energy Trust	8,933,470
535,600		Baytex Energy Trust	11,637,775
730,273		BG Group PLC	9,688,588
108,000		Bonavista Energy Trust	3,221,871
63,800	[2]	Cameron Intl. Corp.	3,196,380
144,800		Canadian Natural Resources Ltd.	7,551,320
321,900		Chesapeake Energy Corp.	10,442,436
309,800	[2]	Compton Petroleum Corp.	3,288,495
144,600		ConocoPhillips	8,710,704
71,231	[2]	Core Laboratories NV	5,192,028
44,800		Devon Energy Corp.	2,994,432
76,000		Diamond Offshore Drilling, Inc.	5,261,480
155,700		EnCana Corp.	7,394,193
124,400		Enerplus Resources Fund	6,736,510
124,800		ENSCO Intl., Inc.	6,111,456
346,800		EOG Resources, Inc.	23,072,604
71,700		Exxon Mobil Corp.	5,120,814
215,417	[2]	Fairquest Energy Ltd.	815,283
92,000	[2]	FMC Technologies, Inc.	5,561,400
318,300		Focus Energy Trust	6,652,568

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares		Description	Value

		Oil & Gas—(cont’d)
205,500	[2]	Forest Oil Corp.	$6,707,520
94,100		GlobalSantaFe Corp.	4,883,790
166,500	[1,2]	Grant Prideco, Inc.	6,288,705
89,900	[1,2]	Helix Energy Solutions Group, Inc.	2,903,770
181,900	[2]	Hercules Offshore, Inc.	6,479,278
131,700		Hess Corp.	5,584,080
159,600		Husky Energy, Inc.	10,164,827
93,100		Marathon Oil Corp.	8,043,840
250,800	[2]	Nabors Industries Ltd.	7,744,704
153,058	[2]	National Oilwell Varco, Inc.	9,244,703
186,100	[2]	Newfield Exploration Co.	7,591,019
194,300		Noble Energy, Inc.	9,448,809
424,000		Norsk Hydro ASA	9,745,673
236,400		Penn West Energy Trust	8,885,920
72,500		Petroleo Brasileiro SA (ADR)	6,435,100
177,600		Precision Drilling Corp.	5,090,016
56,054		PrimeWest Energy Trust	1,433,301
224,700		Progress Energy Trust	3,161,548
358,000		Saipem SpA	8,443,849
199,800	[2]	Savanna Energy Services Corp.	3,554,926
235,600		SBM Offshore NV	6,973,190
81,600		Schlumberger Ltd.	5,147,328
50,000[2]		Southwestern Energy Co.	1,779,000
142,300		Statoil ASA	3,597,310
353,400		Statoil ASA (ADR)	8,962,224
121,600		Suncor Energy, Inc.	9,320,640
460,500		Talisman Energy, Inc.	7,602,855
67,400		Total SA (ADR)	4,592,636
252,900	[2]	Transocean, Inc.	18,345,366
241,200		Trican Well Service Ltd.	4,231,390
399,900		Vermilion Energy Trust	13,105,054
265,424	[2]	Weatherford Intl. Ltd.	10,903,618
174,200		Zargon Energy Trust	5,114,541

		Total Oil & Gas	383,401,951

		Pipelines—24.5%
451,400		AltaGas Income Trust	11,528,699
245,900		Boardwalk Pipeline Partners LP	7,072,084
51,387		Crosstex Energy LP	1,927,012
1,125,000	[2,3]	Duke Energy Income Fund	12,192,217
484,900		Energy Transfer Partners LP	23,731,006
756,905		Enterprise Products Partners LP	20,799,749
400,905	[2]	Kinder Morgan Management LLC	17,391,251
580,500		Magellan Midstream Partners LP	22,691,745
359,700		Oneok Partners LP	21,815,805
194,600		Oneok, Inc.	8,101,198
265,500		Pembina Pipeline Income Fund	4,094,982
517,700		Plains All American Pipeline LP	24,518,272
97,000		Questar Corp.	7,903,560
413,400		TEPPCO Partners LP	16,296,228
176,200		Valero LP	9,444,320
190,600		Williams Partners LP	6,977,866

		Total Pipelines	216,485,994

		Transportation—4.9%
600		AP Moller-Maersk A/S	5,434,885
800,000		Aries Maritime Transport Ltd.	8,392,000
725,000		Double Hull Tankers, Inc.	10,208,000
175,000		Nordic American Tanker Shipping	6,046,250
606,000		Ship Finance Intl. Ltd.	12,768,419

		Total Transportation	42,849,554

		Total Common Stocks (cost $707,255,129)	849,528,323

		MONEY MARKET FUND—1.8%
15,389,320		Fidelity Institutional Money Market Prime Portfolio (cost $15,389,320)	15,389,320

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Global Energy and Resources Trust (BGR) (continued)

Contracts	Description	Value

	OUTSTANDING OPTIONS PURCHASED—0.0%
	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
250	Arch Coal, Inc., strike price $45, expires 11/03/06	$—
100 [3]	Newfield Exploration Co., strike price $55, expires 12/18/06	500
250	Newfield Exploration Co., strike price $55.50, expires 11/03/06	—
40,000	Peabody Energy Corp., strike price $70, expires 11/17/06	24
450	Precision Drilling Corp., strike price $35, expires 12/18/06	6,750
100	Suncor Energy, Inc, strike price $95, expires 12/18/06	1,500
500	Transocean Sedco Forex, Inc, strike price $75, expires 11/20/06	80,000

	Total Outstanding Call Options Purchased (cost $206,446)	88,774

	OUTSTANDING PUT OPTIONS PURCHASED—0.0%
100	National-Oilwell Varco, Inc., strike price $65, expires 11/20/06	48,000
100	Transocean, Inc., strike price $70, expires 11/20/06	14,500

	Total Outstanding Put Options Purchased (cost $105,600)	62,500

	Total outstanding options purchased (cost $312,046)	151,274

	Total investments before outstanding options written (cost $722,956,4954)	865,068,917

	OUTSTANDING OPTIONS WRITTEN—(0.4)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.3)%
(35,000)	Acergy SA (ADR), strike price $19, expires 12/15/06	(37,590)
(250)	Acergy SA (ADR), strike price $20, expires 11/20/06	(3,750)
(100)	Anadarko Petroleum Corp., strike price $52.50, expires 01/22/07	(8,000)
(100)	Anadarko Petroleum Corp., strike price $57.50, expires 11/20/06	(500)
(500)	Arch Coal, Inc., strike price $40, expires 01/22/07	(60,000)
(250)	Arch Coal, Inc., strike price $40, expires 12/18/06	(17,500)
(250)	Arch Coal, Inc., strike price $46, expires 11/03/06	—
(25,000)	Arch Coal, Inc., strike price $51, expires 11/17/06	(75)
(50,000)	Atmos Energy Corp., strike price $29, expires 11/17/06	(90,200)
(70)	BG Group PLC, strike price 7.50 GBP, expires 03/16/07	(46,735)
(150)	BG Group PLC, strike price 7.50 GBP, expires 12/15/06	(4,578)
(250)	BHP Billiton Ltd. (ADR), strike price $45, expires 12/18/06	(22,500)
(25,000)	BHP Billiton Ltd. (ADR), strike price $47.50, expires 01/19/07	(22,493)
(250)	BHP Billiton Ltd. (ADR), strike price $48, expires 11/03/06	—
(200)	BHP Billiton Ltd. (ADR), strike price $50, expires 11/20/06	(2,000)
(150)	Cameco Corp., strike price $45, expires 12/18/06	(1,500)
(100)	Cameron Intl. Corp., strike price $55, expires 11/20/06	(2,500)
(200)	Canadian Natural Resources Ltd., strike price $60, expires 01/22/07	(26,000)
(100)	Canadian Natural Resources Ltd., strike price $60, expires 12/18/06	(6,500)
(25,000)	Canadian Natural Resources Ltd., strike price $61, expires 11/17/06	(2,750)
(600)	Chesapeake Energy Corp., strike price $35, expires 01/22/07	(45,000)
(250)	Chesapeake Energy Corp., strike price $35, expires 11/03/06	—
(25,000)	Chesapeake Energy Corp., strike price $35.50, expires 11/17/06	(1,175)
(100)	ConocoPhillips, strike price $75, expires 11/20/06	(500)
(100)	ConocoPhillips, strike price $80, expires 11/20/06	(500)
(300)	Consol Energy, Inc., strike price $40, expires 01/22/07	(34,500)
(300)	Consol Energy, Inc., strike price $40, expires 12/18/06	(18,000)
(300)	Consol Energy, Inc., strike price $42.50, expires 01/22/07	(22,500)
(60,000)	Consol Energy, Inc., strike price $46, expires 11/17/06	(120)
(25,000)	Core Laboratories NV, strike price $80, expires 11/17/06	(12,750)
(100)	Devon Energy Corp., strike price $70, expires 01/22/07	(31,000)
(200)	Devon Energy Corp., strike price $70, expires 11/20/06	(20,000)
(25,000)	Diamond Offshore Drilling, Inc., strike price $82, expires 01/31/07	(38,500)
(200)	Diamond Offshore Drilling, Inc., strike price $95, expires 12/18/06	(1,000)
(25,000)	Diamond Offshore Drilling, Inc., strike price $96, expires 11/20/06	(25)
(250)	Dominion Resources, Inc., strike price $78.75, expires 11/10/06	(62,500)
(35,000)	Dominion Resources, Inc., strike price $80.25, expires 11/17/06	(56,438)
(200)	Dominion Resources, Inc., strike price $85, expires 01/22/07	(16,000)
(200)	EnCana Corp., strike price $55, expires 01/22/07	(15,200)
(25,000)	EnCana Corp., strike price $58, expires 11/03/06	—
(25,000)	EnCana Corp., strike price $60, expires 11/17/06	(200)
(250)	ENSCO Intl., Inc., strike price $51, expires 11/03/06	(4,750)
(100)	ENSCO Intl., Inc., strike price $55, expires 01/22/07	(17,500)
(150)	ENSCO Intl., Inc., strike price $55, expires 12/18/06	(13,500)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Global Energy and Resources Trust (BGR) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250)	EOG Resources, Inc., strike price $75, expires 01/22/07	$(36,250)
(100)	EOG Resources, Inc., strike price $75, expires 12/18/06	(6,000)
(250)	EOG Resources, Inc., strike price $81, expires 11/03/06	—
(35,000)	Exxon Mobil Corp., strike price $69.30, expires 11/06/06	(58,536)
(36,700)	Exxon Mobil Corp., strike price $71.05, expires 12/15/06	(78,736)
(100)	FMC Technologies, Inc., strike price $70, expires 01/22/07	(13,000)
(250)	FMC Technologies, Inc., strike price $72.50, expires 11/03/06	—
(250)	Forest Oil Corp., strike price $40, expires 11/20/06	(1,250)
(100)	Glamis Gold Ltd., strike price $40, expires 11/20/06	(46,000)
(100)	Glamis Gold Ltd., strike price $55, expires 11/20/06	(500)
(100)	GlobalSantaFe Corp., strike price $55, expires 01/22/07	(21,000)
(25,000)	GlobalSantaFe Corp., strike price $60, expires 12/15/06	(9,771)
(250)	Grant Prideco, Inc., strike price $55, expires 11/03/06	—
(40,000)	Hercules Offshore, Inc., strike price $37, expires 11/17/06	(47,920)
(200)	Hess Corp., strike price $60, expires 11/20/06	(1,000)
(200)	Husky Energy, Inc., strike price 74 CAD, expires 12/18/06	(18,701)
(200)	Husky Energy, Inc., strike price 76 CAD, expires 12/18/06	(11,577)
(100)	Marathon Oil Corp., strike price $90, expires 11/20/06	(7,500)
(250)	Marathon Oil Corp., strike price $91, expires 11/03/06	(2,000)
(250)	Nabors Industries Ltd., strike price $37.50, expires 11/03/06	—
(25,000)	Nabors Industries Ltd., strike price $38, expires 11/17/06	(468)
(250)	National Oilwell Varco, Inc., strike price $70, expires 02/19/07	(42,500)
(200)	National Oilwell Varco, Inc., strike price $75, expires 11/20/06	(1,000)
(250)	Newfield Exploration Co., strike price $50, expires 01/22/07	(15,000)
(250)	Newfield Exploration Co., strike price $56, expires 11/03/06	—
(200)	Newfield Exploration Co., strike price $60, expires 12/18/06	(1,000)
(100)	Noble Energy, Inc., strike price $55, expires 02/19/07	(13,000)
(400)	Noble Energy, Inc., strike price $55, expires 11/20/06	(4,000)
(106,000)	Norsk Hydro ASA, strike price 192.24 NOK, expires 11/07/06	—
(50,000)	Oneok, Inc., strike price $41.75, expires 01/19/07	(86,550)
(25,000)	Oneok, Inc., strike price $41.75, expires 12/15/06	(30,325)
(300)	Peabody Energy Corp., strike price $50, expires 01/22/07	(28,500)
(40,000)	Peabody Energy Corp., strike price $71, expires 11/17/06	(20)
(15,000)	Petroleo Brasileiro SA (ADR), strike price $101, expires 11/17/06	(6,207)
(150)	Petroleo Brasileiro SA (ADR), strike price $95, expires 01/22/07	(32,250)
(10,000)	Petroleo Brasileiro SA (ADR), strike price $96, expires 11/03/06	—
(200)	Potash Corp. of Saskatchewan, strike price $115, expires 12/18/06	(248,000)
(200)	Potash Corp. of Saskatchewan, strike price $120, expires 03/19/07	(262,000)
(450)	Potash Corp. of Saskatchewan, strike price $125, expires 01/22/07	(320,850)
(450)	Precision Drilling Corp., strike price $40, expires 12/18/06	(2,250)
(200)	Questar Corp., strike price $85, expires 11/20/06	(13,000)
(10,000)	Questar Corp., strike price $86, expires 11/17/06	(3,520)
(200)	Questar Corp., strike price $90, expires 01/22/07	(23,000)
(70)[3]	Rio Tinto PLC, strike price $220, expires 01/22/07	(6,650)
(50,000)	Royal Gold, Inc., strike price $36, expires 11/17/06	(3,651)
(90,500)	Saipem SpA, strike price 19 EUR, expires 11/02/06	(10,430)
(500)	SBM Offshore NV, strike price 24 EUR, expires 12/15/06	(22,336)
(100)	Schlumberger Ltd., strike price $65, expires 11/20/06	(10,000)
(100)	Schlumberger Ltd., strike price $70, expires 01/22/07	(15,200)
(100)	Schlumberger Ltd., strike price $75, expires 11/20/06	(500)
(30,000)	Southwestern Energy Co., strike price $38, expires 11/03/06	(1,684)
(100)	Southwestern Energy Co., strike price $40, expires 01/22/07	(12,500)
(100)	Southwestern Energy Co., strike price $40, expires 12/18/06	(8,000)
(25,000)	Statoil ASA (ADR), strike price $31, expires 12/15/06	(1,731)
(250)	Statoil ASA (ADR), strike price $34, expires 11/03/06	—
(100)	Suncor Energy, Inc., strike price $100, expires 12/18/06	(1,000)
(100)	Suncor Energy, Inc., strike price $105, expires 12/18/06	(500)
(100)	Suncor Energy, Inc., strike price $85, expires 01/22/07	(23,000)
(200)	Suncor Energy, Inc., strike price $85, expires 12/18/06	(25,000)
(100)	Suncor Energy, Inc., strike price $90, expires 01/22/07	(12,000)
(250)	Talisman Energy, Inc., strike price $20.25, expires 11/03/06	—
(25,000)	Talisman Energy, Inc., strike price $20.25, expires 12/15/06	(1,760)
(50,000)	Talisman Energy, Inc., strike price $20.50, expires 11/17/06	(874)
(100)	Teck Cominco Ltd., Class B, strike price 80 CAD, expires 12/18/06	(49,424)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Global Energy and Resources Trust (BGR) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250)	Tenaris SA (ADR), strike price $43, expires 11/03/06	$—
(100)	Tenaris SA (ADR), strike price $45, expires 03/19/07	(13,500)
(25,000)	Tenaris SA (ADR), strike price $46, expires 11/17/06	—
(100)[3]	Total SA (ADR), strike price $70, expires 02/19/07	(28,500)
(100)	Total SA (ADR), strike price $70, expires 11/20/06	(4,500)
(1,000)	Transocean, Inc., strike price $80, expires 11/20/06	(40,000)
(250)	Transocean, Inc., strike price $85, expires 01/22/07	(36,250)
(300)	Transocean, Inc., strike price $95, expires 11/20/06	(1,500)
(100)	Weatherford Intl. Ltd., strike price $50, expires 01/22/07	(5,500)
(350)	Weatherford Intl. Ltd., strike price $60, expires 11/20/06	(1,750)

	Total Outstanding Call Options Written (premium received ($5,347,629))	(2,597,750)

	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(35,000)	Anadarko Petroleum Corp., strike price $44, expires 11/30/06	(27,359)
(37,500)	Arch Coal, Inc., strike price $33.05, expires 12/01/06	(54,375)
(210)	Cameron Intl. Corp., strike price $45, expires 11/20/06	(5,250)
(30,000)	Canadian Natural Resources Ltd., strike price $49.32, expires 12/01/06	(67,500)
(30,000)	ConocoPhillips, strike price $59, expires 11/30/06	(33,570)
(100)	ConocoPhillips, strike price $60, expires 11/20/06	(12,500)
(17,000)	Consol Energy, Inc., strike price $35.51, expires 12/01/06	(30,378)
(20,000)	Diamond Offshore Drilling, Inc., strike price $66.91, expires 12/01/06	(42,846)
(25,000)	Diamond Offshore Drilling, Inc., strike price $67.02, expires 12/01/06	(52,000)
(20,000)	EnCana Corp., strike price $44, expires 11/30/06	(9,618)
(20,000)	EnCana Corp., strike price $45.80, expires 12/01/06	(19,380)
(20,000)	ENSCO Intl., Inc., strike price $46.32, expires 12/01/06	(24,344)
(25,000)	GlobalSantaFe Corp., strike price $50.28, expires 12/01/06	(36,500)
(350)	Grant Prideco, Inc., strike price $36.75, expires 11/30/06	(49,350)
(10,000)	Hess Corp., strike price $40.06, expires 12/01/06	(11,140)
(100)	Hess Corp., strike price $41.63, expires 11/20/06	(10,000)
(25,000)	Nabors Industries Ltd., strike price $29.75, expires 12/01/06	(19,750)
(32,000)	National Oilwell Varco, Inc., strike price $57.98, expires 12/01/06	(53,440)
(300)	National Oilwell Varco, Inc., strike price $60, expires 11/20/06	(66,000)
(14,000)	Newfield Exploration Co., strike price $38.67, expires 12/01/06	(14,348)
(30,000)	Petroleo Brasileiro SA (ADR), strike price $84.53, expires 12/01/06	(47,022)
(26,000)	Precision Drilling Corp., strike price $27.55, expires 12/01/06	(18,720)
(100)	Schlumberger Ltd., strike price $57.50, expires 11/20/06	(3,000)
(10,000)	Suncor Energy, Inc., strike price $69, expires 11/30/06	(7,070)
(10,000)	Suncor Energy, Inc., strike price $73.28, expires 12/01/06	(15,700)
(61,000)	Talisman Energy, Inc., strike price $15.91, expires 12/01/06	(29,707)
(100)	Transocean, Inc., strike price $60, expires 11/20/06	(1,500)
(200)	Transocean, Inc., strike price $65, expires 11/20/06	(8,000)
(12,500)	Weatherford Intl. Ltd., strike price $39.73, expires 12/01/06	(14,950)

	Total Outstanding Put Options Written (premium received ($1,008,817))	(785,317)

	Total outstanding options written (premiun received ($6,356,446))	(3,383,067)

	Total investments net of outstanding options written—97.6%	$861,685,850
	Other assets in excess of liabilities—2.4%	21,417,899

	Net Assets—100.0%	$883,103,749

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Security is fair valued.
[4]

Cost for Federal income tax purposes is $716,556,756. The net unrealized appreciation on a tax basis is $148,512,161, consisting of $167,770,928 gross unrealized appreciation and $19,258,767 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR	—American Depositary Receipts
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
NOK	—Norwegian Krone

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock Global Opportunities Equity Trust (BOE)

Shares		Description	Value

		LONG-TERM INVESTMENTS—98.9%
		Common Stocks—98.4%
		Australia—4.0%
400,000		Lion Nathan Ltd.	$2,567,736
500,000		Promina Group Ltd.	2,632,781
108,250		Publishing & Broadcasting Ltd.	1,624,492
85,800		QBE Insurance Group Ltd.	1,641,043
1,609,700		SP AusNet	1,620,407
134,232		St. George Bank Ltd.	3,368,767

		Total Australia	13,455,226

		Brazil—1.0%
115,150		Gerdau SA (ADR)	1,700,765
17,300		Petroleo Brasileiro SA (ADR)	1,535,548

		Total Brazil	3,236,313

		Canada—3.4%
70,000		Barrick Gold Corp.	2,170,000
30,400		Canadian Imperial Bank of Commerce	2,371,468
37,000		Teck Cominco Ltd.,Class B	2,723,558
67,600		TELUS Corp.	3,908,694

		Total Canada	11,173,720

		China—1.1%
2,146,200	[1]	Industrial & Commercial Bank of China	960,342
24,200		PetroChina Co. Ltd. (ADR)	2,671,438

		Total China	3,631,780

		Denmark—1.0%
84,000		Danske Bank A/S	3,523,942

		Finland—1.9%
91,900		Fortum Oyj	2,528,831
79,855		Wartsila Oyj	3,664,008

		Total Finland	6,192,839

		France—2.3%
2,130		Areva SA	1,348,665
66,600		AXA SA	2,537,313
21,900		Societe Generale	3,639,239

		Total France	7,525,217

		Germany—5.7%
24,600		Deutsche Bank AG	3,096,076
20,800		E.On AG	2,495,437
91,100	[1]	Hannover Rueckversicherung AG	3,867,195
88,800		IVG Immobilien AG	3,199,479
22,800		Linde AG	2,259,892
43,900		Man AG	3,902,484

		Total Germany	18,820,563

		Hong Kong—4.5%
534,000		ASM Pacific Technology	2,770,522
158,500		Esprit Holdings Ltd.	1,534,620
4,293,000		Guangdong Investment Ltd.	1,788,474
1,046,000		Hang Lung Properties Ltd.	2,281,047
188,000		Hong Kong Exchanges & Clearing Ltd.	1,489,071
446,500		Kerry Properties Ltd.	1,647,707
1,622,800		New World Development Co. Ltd.	2,779,367
2,000,000		Xinyi Glass Holding Co. Ltd.	684,051

		Total Hong Kong	14,974,859

		Italy—4.0%
166,000		ACEA SpA	2,858,087
833,400		AEM SpA	2,292,220
145,500		Credito Emiliano SpA	2,087,299
109,200		ENI SpA	3,293,380
316,900		Unicredito Italiano SpA	2,626,981

		Total Italy	13,157,967

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

		Japan—4.2%
320,500		Bank of Yokohama Ltd.	$2,477,295
39,000		Daito Trust Construction Co. Ltd.	2,057,458
87,300		Marui Co. Ltd.	1,174,152
409		Mizuho Financial Group, Inc.	3,185,832
150	[1]	Nippon Commercial Investment Corp. (REIT)	615,621
93,000		Nissan Motor Co. Ltd. (ADR)	2,226,420
203		Sumitomo Mitsui Financial Group, Inc.	2,221,709

		Total Japan	13,958,487

		Luxembourg—0.1%
10,300	[1]	GAGFAH SA	298,939

		Mexico—0.6%
450,000		Kimberly-Clark de Mexico SAB de CV	1,882,444

		Netherlands—3.1%
70,000	[1]	ASML Holding NV	1,598,800
85,350		ING Groep NV	3,781,060
24,000		Rodamco Europe NV	2,776,736
78,000		SBM Offshore NV	2,308,611

		Total Netherlands	10,465,207

		Norway—1.8%
61,500		Orkla ASA	3,151,748
249,000		Storebrand ASA	2,936,873

		Total Norway	6,088,621

		Philippines—0.7%
50,900		Philippine Long Distance Telephone Co. (ADR)	2,423,349

		Singapore—1.5%
989,520		Singapore Telecommunications Ltd.	1,684,371
303,200		United Overseas Bank Ltd.	3,447,225

		Total Singapore	5,131,596

		South Africa—0.5%
47,900		Foschini Ltd.	344,640
370,800		Truworths Intl. Ltd.	1,298,712

		Total South Africa	1,643,352

		South Korea—3.3%
44,600		Daelim Industrial Co.	3,412,746
48,600		GS Engineering & Construction Corp.	3,780,717
25,300		Hyundai Heavy Industries	3,718,811

		Total South Korea	10,912,274

		Spain—0.5%
63,600		Gestevision Telecinco SA	1,671,356

		Sweden—3.2%
16,876		D. Carnegie AB	322,453
129,423		Lindex AB	1,724,768
240,600		Nordea Bank AB	3,310,757
73,400		Oriflame Cosmetics SA	2,652,498
139,700		Skanska AB	2,490,360

		Total Sweden	10,500,836

		Switzerland—4.3%
17,500		Alcon, Inc.	1,856,400
7,200		Nestle SA	2,459,708
60,000		Novartis AG	3,641,333
32,500		Novartis AG (ADR)	1,973,725
13,800	[1]	Syngenta AG	2,228,544
33,300		UBS AG	1,988,819

		Total Switzerland	14,148,529

		Taiwan—0.6%
211,600		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,052,520

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

		United Kingdom—17.2%
226,200		Arriva PLC	$3,085,153
29,600		AstraZeneca PLC (ADR)	1,737,520
589,233		Brit Insurance Holdings PLC	3,641,751
588,200		Cobham PLC	2,157,096
295,000		De La Rue PLC	3,494,554
626,300	[1]	Debenhams PLC	2,246,045
200,000		Diageo PLC	3,700,666
207,000		Kelda Group PLC	3,419,529
807,300		Legal & General Group PLC	2,225,261
289,900		Rexam PLC	3,265,474
26,100		Rio Tinto PLC	1,439,849
65,500		Royal Dutch Shell PLC (ADR)	4,560,110
144,428		Scottish & Southern Energy PLC	3,620,136
163,400		Smiths Group PLC	2,948,637
205,158		Tate & Lyle PLC	3,083,847
205,313		United Utilities PLC	2,794,400
93,450		Viridian Group PLC	2,361,964
70,000		Vodafone Group PLC (ADR)	1,809,500
97,070	[2]	Whitbread PLC	2,594,187
99,897		Wolverhampton & Dudley Brew PLC	2,776,452

		Total United Kingdom	56,962,131

		United States—27.9%
15,400		A.G. Edwards, Inc.	878,570
23,400	[1]	Akamai Technologies, Inc.	1,096,524
209,789	[3]	Alaska Communications Systems Group, Inc.	3,018,864
35,000	[1]	Alexion Pharmaceuticals, Inc.	1,307,600
11,100		Allergan, Inc.	1,282,050
25,600	[3]	Alliance Bernstein Holdings LP	1,989,120
40,000	[3]	Alltel Corp.	2,132,400
38,500	[3]	Altria Group, Inc.	3,131,205
35,100	[1]	Amgen, Inc.	2,664,441
58,000	[3]	Archer-Daniels-Midland Co.	2,233,000
84,500	[3]	Asbury Automotive Group, Inc.	2,028,000
76,700	[3]	AT&T, Inc.	2,626,975
56,700		Atmos Energy Corp.	1,742,391
46,900	[3]	Bank of America Corp.	2,526,503
105,000	[1]	BEA Systems, Inc.	1,708,350
76,900		Bebe Stores, Inc.	1,909,427
83,500		CBRE Realty Finance, Inc.	1,280,890
70,000	[1]	Cisco Systems, Inc.	1,689,100
65,800		Citigroup, Inc.	3,300,528
67,000		ConocoPhillips	4,036,080
34,600	[3]	Dominion Resources, Inc.	2,802,254
12,100	[1]	Douglas Emmett, Inc. (REIT)	288,585
64,500	[3]	Exxon Mobil Corp.	4,606,590
45,100	[3]	Global Signal, Inc. (REIT)	2,448,930
132,200		Highland Hospitality Corp. (REIT)	1,827,004
45,200		HJ Heinz Co.	1,905,632
20,000		Intl. Business Machines Corp.	1,846,600
37,600		Johnson & Johnson	2,534,241
48,600		Loews Corp. - Carolina Group	2,810,052
69,100		McDonald’s Corp.	2,896,672
43,900		Merck & Co., Inc.	1,993,938
50,000	[1]	MGM Mirage	2,151,000
86,600		Microsoft Corp.	2,486,286
70,000		Motorola, Inc.	1,614,200
22,400		Nike, Inc.	2,058,112
42,000		PepsiCo, Inc.	2,664,480
57,900		Pfizer, Inc.	1,543,035
72,900	[3]	RR Donnelley & Sons Co.	2,468,394

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares	Description	Value

	United States—(cont’d)
109,500	Strategic Hotels & Resorts, Inc. (REIT)	$2,329,065
54,900	UST, Inc.	2,940,444
21,800	Whirlpool Corp.	1,895,074
127,457	Windstream Corp.	1,748,710

	Total United States	92,441,316

	Total Common Stocks	326,273,383

	Preferred Stock—0.5%
	Germany—0.5%
1,500	Porsche AG, 0.63%	1,748,861

	Total Long-Term Investments (cost $294,440,134)	328,022,244

	MONEY MARKET FUND—2.5%
8,378,186	Fidelity Institutional Money Market Prime Portfolio (cost $8,378,186)	8,378,186

Contracts

	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
4,500	Arch Coal, Inc., strike price $50, expires 11/17/06	18
19,500	BP PLC (ADR), strike price $74, expires 11/17/06	242
21,000	Caterpillar, Inc., strike price $79, expires 11/17/06	—
75	ConocoPhillips, strike price $70, expires 11/20/06	375
7,000	Newmont Mining Corp., strike price $60, expires 11/10/06	—
46,000	Showa Shell Sekiyu KK, strike price 1,335 JPY, expires 11/01/06	226
23,000	Temple-Inland, Inc., strike price $47, expires 11/17/06	—

	Total Outstanding Call Options Purchased (cost $62,380)	861

	Total investments before outstanding options written (cost $302,880,7004)	336,401,291

	OUTSTANDING CALL OPTIONS WRITTEN—(2.3)%
(140)	A.G. Edwards, Inc., strike price $60, expires 01/22/07	(17,500)
(83,000)	ACEA SpA, strike price 12.62 EUR, expires 11/08/06	(94,662)
(60)	AEM SpA, strike price 2.20 EUR, expires 11/17/06	(6,031)
(85)	Akamai Technologies, Inc., strike price $55, expires 11/20/06	(1,275)
(65)	Akamai Technologies, Inc., strike price $60, expires 01/22/07	(4,550)
(37,900)	Alaska Communications Systems Group, Inc., strike price $13.39, expires 11/17/06	(39,264)
(117,500)	Alaska Communications Systems Group, Inc., strike price $14.43, expires 12/15/06	(49,350)
(70)	Alcon, Inc., strike price $120, expires 11/20/06	(1,050)
(140)	Alexion Pharmaceuticals, Inc., strike price $40, expires 11/20/06	(6,300)
(50)[2]	Allergan, Inc., strike price $120, expires 11/20/06	(5,000)
(140)	Alliance Bernstein Holdings LP, strike price $80, expires 01/22/07	(29,400)
(16,000)	Alltel Corp., strike price $60, expires 12/15/06	(1,040)
(70)	Alltel Corp., strike price $68, expires 11/10/06	(6,160)
(100)	Altria Group, Inc., strike price $80, expires 12/18/06	(31,300)
(2,500)	Altria Group, Inc., strike price $80.96, expires 11/17/06	(3,825)
(4,500)	Altria Group, Inc., strike price $84.25, expires 11/17/06	(873)
(50)	Altria Group, Inc., strike price $85, expires 12/18/06	(4,000)
(140)	Amgen, Inc., strike price $72.50, expires 11/20/06	(53,200)
(4,500)	Arch Coal, Inc., strike price $51, expires 11/17/06	(13)
(330)	Archer-Daniels-Midland Co., strike price $45, expires 12/18/06	(6,600)
(5,500)	Archer-Daniels-Midland Co., strike price $47.35, expires 11/17/06	(39)
(850)	Areva SA, strike price 517.08 EUR, expires 11/08/06	(2,139)
(181,000)	Arriva PLC, strike price 5.92 GBP, expires 11/03/06	(425,367)
(84,500)	Asbury Automotive Group, Inc., strike price $25, expires 12/15/06	(41,405)
(200,500)	ASM Pacific Technology, strike price 41.67 HKD, expires 11/29/06	(17,505)
(280)	ASML Holding NV, strike price $25, expires 11/20/06	(1,400)
(120)	AstraZeneca PLC (ADR), strike price $70, expires 01/22/07	(2,400)
(230)	AT&T, Inc., strike price $29, expires 11/10/06	(122,130)
(220)	AT&T, Inc., strike price $35, expires 01/22/07	(14,300)
(23,000)	Atmos Energy Corp., strike price $29, expires 11/17/06	(41,492)
(16,600)	AXA SA, strike price 30 EUR, expires 11/08/06	(7,106)
(10,000)	AXA SA, strike price 31.50 EUR, expires 12/15/06	(4,443)
(190)	Bank of America Corp., strike price $52.50, expires 11/20/06	(32,300)
(126,000)	Bank of Yokohama Ltd., strike price 957.99 JPY, expires 11/01/06	—
(350)	Barrick Gold Corp., strike price $34, expires 11/10/06	(2,450)
(20,700)	BEA Systems, Inc., strike price $16, expires 11/17/06	(16,995)
(20,700)	BEA Systems, Inc., strike price $16.50, expires 12/15/06	(18,402)
(11,100)	BEA Systems, Inc., strike price $17, expires 12/15/06	(7,692)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(110)	Bebe Stores, Inc., strike price $30, expires 12/18/06	$(2,200)
(290,000)	Brit Insurance Holdings PLC, strike price 3.26 GBP, expires 01/10/07	(62,406)
(100)	Canadian Imperial Bank of Commerce, strike price 85 CAD, expires 11/20/06	(28,051)
(20)	Canadian Imperial Bank of Commerce, strike price 90 CAD, expires 01/22/07	(2,493)
(210)	Caterpillar, Inc., strike price $80, expires 11/20/06	(1,050)
(280)	Cisco Systems, Inc., strike price $25, expires 11/20/06	(11,200)
(26,300)	Citigroup, Inc., strike price $51.05, expires 01/19/07	(24,722)
(235,000)	Cobham PLC, strike price 1.89 GBP, expires 11/08/06	(20,993)
(80)	ConocoPhillips, strike price $65, expires 11/20/06	(1,600)
(150)	ConocoPhillips, strike price $65, expires 12/18/06	(9,750)
(75)	ConocoPhillips, strike price $75, expires 11/20/06	(375)
(52,900)	Credito Emiliano SpA, strike price 11.52 EUR, expires 11/02/06	(2,127)
(16,700)	Daelim Industrial Co., strike price $64,001.60, expires 11/29/06	(151,303)
(16,700)	Daelim Industrial Co., strike price $68,559.70, expires 11/09/06	(70,032)
(16,000)	Daito Trust Construction Co. Ltd., strike price 7,112.60 JPY, expires 11/01/06	—
(40,000)	Danske Bank A/S, strike price 228.66 DKK, expires 11/02/06	(112,067)
(10,000)	De La Rue PLC, strike price 5.60 GBP, expires 11/08/06	(11,748)
(108,000)	De La Rue PLC, strike price 5.71 GBP, expires 11/08/06	(104,461)
(252,000)	Debenhams PLC, strike price 1.84 GBP, expires 11/02/06	(22,213)
(60)	Deutsche Bank AG, strike price 102 EUR, expires 12/15/06	(12,176)
(6,500)	Deutsche Bank AG, strike price 94.73 EUR, expires 11/08/06	(34,204)
(122,300)	Diageo PLC, strike price 9.68 GBP, expires 11/08/06	(21,617)
(60)	Dominion Resources, Inc., strike price $80, expires 11/20/06	(11,700)
(113)	Dominion Resources, Inc., strike price $83, expires 11/10/06	(3,051)
(110)[2]	E.On AG, strike price 100 EUR, expires 11/17/06	(2,527)
(17,000)	ENI SpA, strike price 23.90 EUR, expires 11/08/06	(1,820)
(51,000)	ENI SpA, strike price 24.39 EUR, expires 11/07/06	(1,051)
(70)	Exxon Mobil Corp., strike price $68, expires 11/10/06	(24,990)
(80)	Exxon Mobil Corp., strike price $70, expires 12/18/06	(19,600)
(29,000)	Fortum Oyj, strike price 22.07 EUR, expires 11/01/06	(135)
(15,200)	Fortum Oyj, strike price 22.21 EUR, expires 11/07/06	(2,042)
(225)	Gerdau SA (ADR), strike price $15, expires 11/20/06	(10,125)
(330)	Gerdau SA (ADR), strike price $17.50, expires 12/18/06	(4,950)
(32,000)	Gestevision Telecinco SA, strike price 20.52 EUR, expires 11/02/06	(5,140)
(18,000)	Global Signal, Inc. (REIT), strike price $47.50, expires 11/17/06	(125,298)
(50)	Global Signal, Inc. (REIT), strike price $55, expires 11/20/06	(3,750)
(18,200)	GS Engineering & Construction Corp., strike price $66,962.48, expires 11/29/06	(140,898)
(18,200)	GS Engineering & Construction Corp., strike price $68,006.40, expires 11/09/06	(108,620)
(401,000)	Hang Lung Properties Ltd., strike price 16.71 HKD, expires 11/29/06	(26,261)
(25,700)	Hannover Rueckversicherung AG, strike price 30.47 EUR, expires 11/02/06	(91,680)
(25,000)	Hannover Rueckversicherung AG, strike price 33.17 EUR, expires 11/16/06	(25,446)
(50,000)	Highland Hospitality Corp. (REIT), strike price $14.46, expires 11/17/06	(2,900)
(16,000)	Highland Hospitality Corp. (REIT), strike price $15.50, expires 12/15/06	(916)
(8,000)	HJ Heinz Co., strike price $43.50, expires 12/15/06	(5,520)
(100)	HJ Heinz Co., strike price $45.13, expires 11/10/06	—
(90,600)	Hong Kong Exchanges & Clearing Ltd., strike price 58.72 HKD, expires 11/29/06	(41,928)
(8,200)	Hyundai Heavy Industries, strike price $113,820.12, expires 11/09/06	(215,689)
(8,200)	Hyundai Heavy Industries, strike price $120,640, expires 11/29/06	(162,018)
(43,200)	ING Groep NV, strike price 32.92 EUR, expires 11/08/06	(101,456)
(85)	Intl. Business Machines Corp., strike price $85, expires 11/20/06	(62,900)
(58,500)	IVG Immobilien AG, strike price 26.81 EUR, expires 11/08/06	(113,549)
(15,000)	Johnson & Johnson, strike price $65.50, expires 11/17/06	(32,093)
(124,200)	Kelda Group PLC, strike price 8.55 GBP, expires 11/08/06	(40,584)
(171,500)	Kerry Properties Ltd., strike price 29.38 HKD, expires 11/29/06	(13,764)
(290,000)	Kimberly-Clark de Mexico SAB de CV, strike price 38.25 MXN, expires 11/06/06	(181,945)
(364,000)	Legal & General Group PLC, strike price 1.29 GBP, expires 11/08/06	(105,236)
(90)	Linde AG, strike price 78 EUR, expires 11/17/06	(14,933)
(84,100)	Lindex AB, strike price 97.67 SEK, expires 11/08/06	(11,442)
(240,000)	Lion Nathan Ltd., strike price 8.26 AUD, expires 11/29/06	(51,664)
(85)	Loews Corp. - Carolina Group, strike price $60, expires 12/18/06	(8,075)
(11,500)	Loews Corp. - Carolina Group, strike price $63.50, expires 11/17/06	(897)
(17,500)	Man AG, strike price 59.55 EUR, expires 11/08/06	(226,396)
(70)	McDonald’s Corp., strike price $36.50, expires 11/10/06	(38,220)
(28,000)	McDonald’s Corp., strike price $41.50, expires 12/15/06	(23,361)
(17,600)	Merck & Co., Inc., strike price $46.53, expires 12/15/06	(10,299)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(50)	MGM Mirage, strike price $45, expires 11/20/06	$(2,500)
(100)	MGM Mirage, strike price $45, expires 12/18/06	(11,000)
(350)	Microsoft Corp., strike price $29.50, expires 01/22/07	(19,250)
(160)	Mizuho Financial Group, Inc., strike price 959,235.38 JPY, expires 11/01/06	—
(280)	Motorola, Inc., strike price $25, expires 11/20/06	(2,800)
(70)	Motorola, Inc., strike price $26, expires 12/08/06	(420)
(480)	Nestle SA, strike price 420 CHF, expires 11/17/06	(31,021)
(833,400)	New World Development Co. Ltd., strike price 13.70 HKD, expires 11/29/06	(16,928)
(70)	Newmont Mining Corp., strike price $61, expires 11/10/06	—
(140)	Nike, Inc., strike price $93, expires 11/24/06	(18,200)
(37,200)	Nissan Motor Co. Ltd. (ADR), strike price $23, expires 11/17/06	(41,813)
(67,000)	Nordea Bank AB, strike price 92.82 SEK, expires 11/02/06	(62,168)
(13,000)	Novartis AG (ADR), strike price $61.51, expires 12/15/06	(15,821)
(30,000)	Novartis AG (ADR), strike price 72.20 CHF, expires 11/09/06	(80,974)
(21,500)	Oriflame Cosmetics SA, strike price 245.13 SEK, expires 11/03/06	(47,416)
(24,600)	Orkla ASA, strike price 299.25 NOK, expires 11/08/06	(135,343)
(19,500)	PB PLC (ADR), strike price $74.43, expires 11/17/06	(209)
(170)[2]	PepsiCo, Inc., strike price $65, expires 12/18/06	(11,050)
(65)	PetroChina Co. Ltd. (ADR), strike price $115, expires 11/20/06	(2,600)
(70)	PetroChina Co. Ltd. (ADR), strike price $115, expires 12/18/06	(9,450)
(4,000)	PetroChina Co. Ltd. (ADR), strike price $121, expires 11/17/06	(202)
(6,000)	Petroleo Brasileiro SA (ADR), strike price $101, expires 11/17/06	(2,483)
(60)	Petroleo Brasileiro SA (ADR), strike price $90, expires 12/18/06	(11,700)
(255)	Philippine Long Distance Telephone Co. (ADR), strike price $50, expires 12/18/06	(22,950)
(200,000)	Promina Group Ltd., strike price 5.52 AUD, expires 11/09/06	(199,162)
(42,250)	Publishing & Broadcasting Ltd., strike price 18.95 AUD, expires 11/29/06	(26,172)
(38,600)	QBE Insurance Group Ltd., strike price 24.23 AUD, expires 11/29/06	(25,914)
(80,000)	Rexam PLC, strike price 5.75 GBP, expires 11/16/06	(23,123)
(58,000)	Rexam PLC, strike price 5.92 GBP, expires 01/10/07	(20,505)
(16)[2]	Rio Tinto PLC, strike price 29.36 GBP, expires 12/15/06	(36,495)
(170)	Rodamco Europe NV, strike price 88 EUR, expires 12/15/06	(82,449)
(8)	Royal Dutch Shell PLC (ADR), strike price $65, expires 11/20/06	(3,840)
(190)	Royal Dutch Shell PLC (ADR), strike price $70, expires 12/18/06	(24,700)
(729)	RR Donnelley & Sons Co., strike price $35, expires 11/20/06	(18,225)
(300)	SBM Offshore NV, strike price 24 EUR, expires 12/15/06	(13,401)
(101,100)	Scottish & Southern Energy PLC, strike price 12.52 GBP, expires 11/08/06	(137,912)
(46,000)	Showa Shell Kekiyu KK, strike price 1,335.69 JPY, expires 11/01/06	(206)
(400,000)	Singapore Telecommunications Ltd., strike price 2.53 SGD, expires 11/09/06	(30,861)
(70,000)	Skanska AB, strike price 118.96 SEK, expires 11/02/06	(94,977)
(66,000)	Smiths Group PLC, strike price 8.73 GBP, expires 11/02/06	(65,358)
(11,073)	Societe Generale, strike price 124.75 EUR, expires 11/08/06	(81,370)
(522,800)	SP Ausnet, strike price 1.31 AUD, expires 11/09/06	(3,886)
(282,000)	SP Ausnet, strike price 1.31 AUD, expires 11/29/06	(3,494)
(88,000)	St. George Bank Ltd., strike price 30.36 AUD, expires 11/29/06	(107,895)
(124,500)	Storebrand ASA, strike price 66.69 NOK, expires 11/08/06	(215,289)
(124,500)	Storebrand ASA, strike price 66.94 NOK, expires 11/08/06	(194,420)
(43,800)	Strategic Hotels & Resorts, Inc. (REIT), strike price $21.50, expires 11/17/06	(14,673)
(80)	Sumitomo Mitsui Financial Group, Inc., strike price 1,340,634.96 JPY, expires 11/01/06	—
(6,000)	Syngenta AG, strike price 199.95 CHF, expires 11/16/06	(17,411)
(82,000)	Tate & Lyle PLC, strike price 7.26 GBP, expires 11/09/06	(98,545)
(90)	Teck Cominco Ltd., Class B, strike price 80 CAD, expires 12/18/06	(44,481)
(60)	Teck Cominco Ltd., Class B, strike price 85 CAD, expires 11/20/06	(8,549)
(270)	TELUS Corp., strike price 56 CAD, expires 11/20/06	(212,788)
(23,000)	Temple-Inland, Inc., strike price $47.55, expires 11/17/06	(23)
(110,400)	Truworths Intl. Ltd., strike price 24.09 ZAR, expires 11/08/06	(26,827)
(75,000)	Truworths Intl. Ltd., strike price 24.37 ZAR, expires 11/02/06	(15,171)
(150)	UBS AG, strike price 76 CHF, expires 11/17/06	(6,752)
(154,000)	Unicredito Italiano SpA, strike price 6.71 EUR, expires 12/15/06	(14,800)
(149,700)	United Overseas Bank Ltd., strike price 16.57 SGD, expires 11/29/06	(113,709)
(165,000)	United Utilities PLC, strike price 7.19 GBP, expires 01/10/07	(33,580)
(11,000)	UST, Inc., strike price $49.03, expires 11/17/06	(52,052)
(15,300)	UST, Inc., strike price $54, expires 11/17/06	(16,157)
(12,000)	UST, Inc., strike price $56, expires 12/15/06	(6,583)
(8,500)	Viridian Group PLC, strike price 10.10 GBP, expires 11/02/06	(51,150)
(48,000)	Viridian Group PLC, strike price 10.14 GBP, expires 11/08/06	(285,901)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(9,000)	Viridian Group PLC, strike price 10.23 GBP, expires 11/02/06	$(52,003)
(80)	Vodafone Group PLC (ADR), strike price $24, expires 11/10/06	(15,360)
(280)	Vodafone Group PLC (ADR), strike price $25, expires 01/22/07	(39,200)
(80)	Vodafone Group PLC (ADR), strike price $26, expires 12/08/06	(4,600)
(32,000)	Wartsila Oyj, strike price 34.52 EUR, expires 11/02/06	(59,154)
(55)	Whirlpool Corp., strike price $90, expires 12/18/06	(10,285)
(25)	Whirlpool Corp., strike price $95, expires 11/20/06	(225)
(30)	Whirlpool Corp., strike price $95, expires 12/18/06	(1,800)
(92,000)	Whitbread PLC, strike price 12.39 GBP, expires 11/02/06	(270,967)
(51,000)	Windstream Corp., strike price $13.01, expires 11/17/06	(42,381)
(70,000)	Wolverhampton & Dudley Brew PLC, strike price 13.76 GBP, expires 11/02/06	(108,866)

	Total Outstanding Call Options Written (premium received ($4,111,793))	(7,480,560)

	Total investments net of outstanding options written—99.1%	$328,920,731
	Other assets in excess of liabilities—0.9%	2,823,455

	Net Assets—100.0%	$331,744,186

[1]	Non-income producing security.
[2]	Security is fair valued.
[3]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[4]

Cost for Federal income tax purposes is $303,972,035. The net unrealized appreciation on a tax basis is $32,429,256, consisting of $34,583,449 gross unrealized appreciation and $2,154,193 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR — American Depositary Receipts	DKK — Danish Krone	JPY — Japanese Yen	REIT — Real Estate Investment Trust
AUD — Australian Dollar	EUR — Euro	KRW — South Korean Won	SEK — Swedish Krona
CAD — Canadian Dollar	GBP — British Pound	MXN — Mexican Peso	SGD — Singapore Dollar
CHF— Swiss Franc	HKD — Hong Kong Dollar	NOK — Norwegian Krone	ZAR — South African Rand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Health Sciences Trust (BME)

Shares		Description	Value

		LONG-TERM INVESTMENTS—95.9%
		Common Stocks—95.9%
		Biotechnology—18.8%
246,300	[1]	Alexion Pharmaceuticals, Inc.	$9,201,768
109,100	[1]	Amgen, Inc.	8,281,781
97,800	[1]	Applera Corp. - Celera Genomics Group	1,517,856
41,000	[1]	Biogen Idec, Inc.	1,913,244
62,900	[1]	Genentech, Inc.	5,239,570
116,200	[1]	ICOS Corp.	3,685,864
38,367	[1]	InterMune, Inc.	847,911
165,700	[1]	Kosan Biosciences, Inc.	651,201
68,300	[1]	Myogen, Inc.	3,572,090
40,600	[1]	Myriad Genetics, Inc.	1,091,734
151,900	[1]	Regeneron Pharmaceuticals	3,045,595

		Total Biotechnology	39,048,614

		Electronics—3.4%
141,900	[1]	Waters Corp.	7,066,620

		Health Care—32.7%
80,500	[2]	Aetna, Inc.	3,318,210
47,000		Alcon, Inc.	4,985,760
90,000		Baxter Intl., Inc.	4,137,300
19,900	[2]	Becton Dickinson & Co.	1,393,597
57,100		Biomet, Inc.	2,160,664
143,200	[1]	Community Health Systems, Inc.	4,646,840
42,300		Cooper Cos., Inc.	2,437,749
108,900	[1]	DaVita, Inc.	6,058,107
95,100		Dentsply Intl., Inc.	2,974,728
46,800	[1]	Edwards Lifesciences Corp.	2,009,124
23,200[1]		Health Net, Inc.	963,032
117,600		Johnson & Johnson	7,926,240
29,200	[1]	LifePoint Hospitals, Inc.	1,036,600
42,700		Manor Care, Inc.	2,049,173
73,900		Medtronic, Inc.	3,597,452
6,829		Mentor Corp.	319,597
21,700	[1]	Northstar Neuroscience, Inc.	325,934
20,400		Quest Diagnostics, Inc.	1,014,696
44,900	[1]	Respironics, Inc.	1,585,868
97,200		Stryker Corp.	5,082,588
96,532	[1]	Varian Medical Systems, Inc.	5,295,746
194,400	[1]	Wright Medical Group, Inc.	4,803,624

		Total Health Care	68,122,629

		Pharmaceuticals—40.6%
105,700	[2]	Abbott Laboratories	5,021,807
40,300		Allergan, Inc.	4,654,650
56,000		AstraZeneca PLC (ADR)	3,287,200
336,038	[1]	BioMarin Pharmaceuticals, Inc.	5,386,689
295,100	[1]	Cardiome Pharma Corp.	3,396,601
107,800	[1]	Gilead Sciences, Inc.	7,427,420
37,500		GlaxoSmithKline PLC (ADR)	1,996,875
43,600	[1]	Hospira, Inc.	1,584,860
182,600	[2]	Merck & Co., Inc.	8,293,692
172,000		Novartis AG (ADR)	10,445,560
167,800		Pfizer, Inc.	4,471,870
82,400	[1]	Pharmion Corp.	2,014,680
24,500		Roche Holding AG	4,287,328
60,500		Roche Holding AG (ADR)	5,294,391
358,200		Schering-Plough Corp.	7,930,548
21,800		Shire PLC (ADR)	1,195,730
153,500		Wyeth	7,833,105

		Total Pharmaceuticals	84,523,006

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Health Sciences Trust (BME) (continued)

Shares		Description	Value

		Software—0.4%
19,700	[1]	Cerner Corp.	$951,707

		Total Common Stocks (cost $177,866,167)	199,712,576

		SHORT-TERM INVESTMENTS—6.4%
		Money Market Fund—3.0%
6,347,646		Fidelity Institutional Money Market Prime Portfolio	6,347,646

Principal Amount

		U.S. Government and Agency Discount Note—3.4%
$7,000,000	[3]	U.S. Treasury Bill, 5.09%, 11/24/06	6,977,292

		Total Short-Term Investments (cost $13,323,962)	13,324,938

		Total investments before outstanding options written (cost $191,190,1294)	213,037,514

Contracts

	OUTSTANDING CALL OPTIONS WRITTEN—(0.6)%
(10,000)	Abbott Laboratories, strike price $48.05, expires 12/15/06	(9,430)
(100)	Abbott Laboratories, strike price $50, expires 01/22/07	(6,000)
(100)	Abbott Laboratories, strike price $50, expires 11/20/06	(1,000)
(100)	Aetna, Inc., strike price $42.50, expires 01/22/07	(15,000)
(200)	Aetna, Inc., strike price $45, expires 11/20/06	(2,000)
(30)	Alcon, Inc., strike price $120, expires 11/20/06	(450)
(40)	Alcon, Inc., strike price $125, expires 11/20/06	(400)
(500)	Alexion Pharmaceuticals, Inc., strike price $40, expires 01/22/07	(97,500)
(72)	Alexion Pharmaceuticals, Inc., strike price $45, expires 11/20/06	(720)
(100)[5]	Allergan, Inc., strike price $120, expires 11/20/06	(10,000)
(150)	Amgen, Inc., strike price $72.50, expires 12/18/06	(67,500)
(50)	Amgen, Inc., strike price $75, expires 11/20/06	(8,750)
(100)	Amgen, Inc., strike price $80, expires 01/22/07	(11,500)
(150)	Applera Corp. - Celera Genomics Group, strike price $15, expires 12/18/06	(18,000)
(140)	AstraZeneca PLC (ADR), strike price $65, expires 11/20/06	(1,400)
(50)	Baxter Intl., Inc., strike price $45, expires 01/22/07	(10,500)
(50)	Baxter Intl., Inc., strike price $47.50, expires 11/20/06	(1,250)
(30)	Becton Dickinson & Co., strike price $70, expires 12/18/06	(6,600)
(10)	Becton Dickinson & Co., strike price $75, expires 11/20/06	(150)
(250)	BioMarin Pharmaceuticals, Inc., strike price $16.75, expires 11/30/06	(15,750)
(250)	BioMarin Pharmaceuticals, Inc., strike price $17, expires 11/03/06	(1,500)
(25,000)	BioMarin Pharmaceuticals, Inc., strike price $17, expires 12/15/06	(17,225)
(450)[5]	Cardiome Pharma Corp., strike price $12.50, expires 11/20/06	(9,000)
(72)	Cerner Corp., strike price $47.50, expires 11/20/06	(11,520)
(40)	Cerner Corp., strike price $50, expires 11/20/06	(2,000)
(15,000)	Community Health Systems, Inc., strike price $38, expires 11/17/06	(240)
(100)	Community Health Systems, Inc., strike price $40, expires 12/18/06	(1,000)
(15,000)	Community Health Systems, Inc., strike price $40.25, expires 11/17/06	—
(100)	Cooper Cos., Inc., strike price $55, expires 01/22/07	(54,000)
(4,000)	DaVita, Inc., strike price $57.75, expires 11/10/06	(1,988)
(150)	DaVita, Inc., strike price $60, expires 11/20/06	(8,250)
(30,000)	Dentsply Intl., Inc., strike price $32.30, expires 11/30/06	(5,370)
(10,000)	Edwards Lifesciences Corp., strike price $46.50, expires 11/17/06	(550)
(100)	Edwards Lifesciences Corp., strike price $50, expires 11/20/06	(1,000)
(100)	Genentech, Inc., strike price $85, expires 11/20/06	(10,500)
(100)	Genentech, Inc., strike price $90, expires 12/18/06	(6,500)
(210)	Gilead Sciences, Inc., strike price $70, expires 11/20/06	(16,380)
(100)	Gilead Sciences, Inc., strike price $75, expires 11/20/06	(500)
(200)	GlaxoSmithKline PLC (ADR), strike price $57.50, expires 11/20/06	(2,000)
(40)	Hospira, Inc., strike price $40, expires 11/20/06	(2,000)
(20)	InterMune, Inc., strike price $17.50, expires 11/20/06	(9,600)
(60)	InterMune, Inc., strike price $20, expires 11/20/06	(14,700)
(20,000)	Johnson & Johnson, strike price $69, expires 01/19/07	(18,331)
(10,000)	LifePoint Hospitals, Inc., strike price $37, expires 11/30/06	(5,939)
(250)	Manor Care, Inc., strike price $50, expires 11/20/06	(3,750)
(177)	Manor Care, Inc., strike price $55, expires 11/20/06	(885)
(100)	Medtronic, Inc., strike price $50, expires 11/20/06	(3,000)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Health Sciences Trust (BME) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(700)	Merck & Co., Inc., strike price $42.50, expires 11/20/06	$(224,000)
(7,000)	Myriad Genetics, Inc., strike price $26.75, expires 11/30/06	(8,714)
(25,000)	Novartis AG (ADR), strike price $58.30, expires 11/17/06	(66,820)
(250)	Novartis AG (ADR), strike price $60, expires 11/06/06	(22,500)
(80)[5]	Pfizer, Inc., strike price $27.50, expires 12/18/06	(2,400)
(100)	Pharmion Corp., strike price $25, expires 11/20/06	(9,000)
(25)	Pharmion Corp., strike price $25, expires 12/18/06	(3,500)
(200)	Quest Diagnostics, Inc., strike price $65, expires 11/20/06	(1,000)
(300)	Regeneron Pharmaceuticals, strike price $20, expires 01/22/07	(55,500)
(300)	Respironics, Inc., strike price $40, expires 11/20/06	(1,500)
(80)	Roche Holding AG, strike price 220 CHF, expires 11/17/06	(14,662)
(530)	Schering-Plough Corp., strike price $22.50, expires 11/20/06	(13,250)
(55,000)	Schering-Plough Corp., strike price $22.66, expires 12/15/06	(25,534)
(100)	Shire PLC (ADR), strike price $52.50, expires 11/20/06	(32,000)
(100)	Stryker Corp., strike price $55, expires 12/18/06	(5,500)
(280)	Varian Medical Systems, Inc., strike price $55, expires 11/20/06	(29,400)
(200)	Waters Corp., strike price $45, expires 12/18/06	(110,000)
(100)	Waters Corp., strike price $50, expires 11/20/06	(8,500)
(300)	Wright Medical Group, Inc., strike price $25, expires 11/20/06	(19,500)
(100)	Wright Medical Group, Inc., strike price $25, expires 12/18/06	(11,000)
(675)	Wyeth, strike price $50, expires 11/20/06	(97,875)

	Total Outstanding Call Options Written (premium received ($1,704,633))	(1,253,783)

	Total investments net of outstanding options written—101.7%	$211,783,731
	Liabilities in excess of other assets—(1.7)%	(3,632,433)

	Net Assets—100.0%	$208,151,298

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Rate shown is the yield to maturity as of the date of purchase.
[4]

Cost for Federal income tax purposes is $192,396,211. The net unrealized appreciation on a tax basis is $20,641,303, consisting of $22,018,524 gross unrealized appreciation and $1,377,221 gross unrealized depreciation.

[5]	Security is fair valued.

KEY TO ABBREVIATIONS ADR — American Depositary Receipts
CHF — Swiss Franc

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Real Asset Equity Trust (BCF)

Shares		Description	Value

		LONG-TERM INVESTMENTS—77.2%
		Common Stocks—77.2%
		Australia—6.4%
1,739,100		Alumina Ltd.	$9,063,073
1,113,500		Iluka Resources Ltd.	6,397,790
428,400		Jubilee Mines NL	4,312,496
1,605,150		Minara Resources Ltd.	6,711,896
2,034,050		Oxiana Ltd.	5,213,453
791,350		Straits Resources Ltd.	2,261,157
1,608,200		Zinifex Ltd.	18,891,285

		Total Australia	52,851,150

		Bermuda—0.5%
133,900	[1]	Nabors Industries Ltd.	4,134,832

		Brazil—2.8%
643,450		Cia Vale do Rio Doce (ADR)	16,369,368
361,703		Votorantim Celulose e Papel SA (ADR)	6,601,080

		Total Brazil	22,970,448

		Canada—10.6%
215,000		Aber Diamond Corp.	7,960,906
99,450	[2]	Alcan, Inc.	4,685,089
79,900		Barrick Gold Corp.	2,476,900
149,100		Canadian Natural Resources Ltd.	7,775,565
284,600	[1]	Compton Petroleum Corp.	3,021,000
246,500		First Quantum Minerals Ltd.	14,081,638
195,000	[1]	Galleon Energy, Inc.	3,443,475
151,250		Goldcorp, Inc.	3,974,850
83,000		Husky Energy, Inc.	5,286,219
50,600		Nexen, Inc.	2,699,087
142,500		Pason Systems, Inc.	1,834,944
75,700		Petro-Canada	3,227,674
29,320		Potash Corp. of Saskatchewan	3,662,068
97,800	[1]	Real Resources, Inc.	1,610,332
519,800		Talisman Energy, Inc.	8,581,898
170,850		Teck Cominco Ltd., Class B	12,576,215

		Total Canada	86,897,860

		China—1.1%
5,246,000		Jiangxi Copper Co. Ltd.	5,706,573
5,352,000		Zijin Mining Group Co. Ltd.	3,110,508

		Total China	8,817,081

		France—0.6%
21,250		Eramet	3,539,361
23,900		Total SA (ADR)	1,628,546

		Total France	5,167,907

		Mexico—0.6%
604,350		Industrias Penoles SA de CV	4,978,699

		Netherlands—1.4%
104,500	[1]	Core Laboratories NV	7,617,005
123,700		SBM Offshore NV	3,661,221

		Total Netherlands	11,278,226

		New Guinea—0.3%
1,284,350	[1]	Lihir Gold Ltd.	2,734,966

		Norway—1.5%
187,700		Norsk Hydro ASA	4,314,299
307,200		Statoil ASA (ADR)	7,790,592

		Total Norway	12,104,891

		Peru—0.9%
160,650		Cia de Minas Buenaventura SA (ADR)	4,152,803
1,605,650		Minsur SA	2,844,950

		Total Peru	6,997,753

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Real Asset Equity Trust (BCF) (continued)

Shares		Description	Value

		Russia—0.4%
19,250		MMC Norilsk Nickel	$2,723,875
2,000		MMC Norilsk Nickel (ADR)	295,500

		Total Russia	3,019,375

		South Africa—2.9%
237,750	[1]	African Rainbow Minerals Ltd.	2,388,070
42,500		Anglo Platinum Ltd.	4,557,950
321,300		Gold Fields Ltd.	5,321,378
63,750	[1]	Impala Platinum Holdings	11,207,365

		Total South Africa	23,474,763

		Switzerland—2.0%
388,032		Xstrata PLC	16,580,350

		United Kingdom—9.9%
228,700	[1]	Acergy SA	4,137,126
190,050		Anglo American PLC	8,570,250
589,050		Antofagasta PLC	5,696,895
300,000		BG Group PLC	3,980,123
834,700		BHP Billiton PLC	16,097,547
204,200	[1]	Cairn Energy PLC	6,836,141
215,050		Kazakhmys PLC	4,926,751
54,400		Lonmin PLC	3,011,441
321,300		Rio Tinto PLC	17,725,037
369,750		Vedanta Resources PLC	10,311,781

		Total United Kingdom	81,293,092

		United States—35.3%
122,785		Air Products & Chemicals, Inc.	8,554,431
138,550		Alcoa, Inc.	4,005,480
35,375		Anadarko Petroleum Corp.	1,642,107
64,200		Apache Corp.	4,193,544
119,346		Arch Coal, Inc.	4,132,952
23,900	[1]	Cameron Intl. Corp.	1,197,390
13,400		Carpenter Technology Corp.	1,433,666
155,325		Caterpillar, Inc.	9,429,781
115,384		Chesapeake Energy Corp.	3,743,057
50,700		ConocoPhillips	3,054,168
233,900		Consol Energy, Inc.	8,277,721
72,983		Deere & Co.	6,213,043
39,700		Devon Energy Corp.	2,653,548
105,025		Dow Chemical Co.	4,283,970
285,879		E. I. Du Pont de Nemours & Co.	13,093,258
142,200		EnCana Corp.	6,753,078
133,600		ENSCO Intl., Inc.	6,542,392
110,900		EOG Resources, Inc.	7,378,177
15,700		Exxon Mobil Corp.	1,121,294
54,689	[1]	FMC Technologies, Inc.	3,305,950
67,700	[1]	Forest Oil Corp.	2,209,728
42,500		Freeport-McMoRan Copper & Gold, Inc.	2,570,400
89,345	[1]	Global Industries Ltd.	1,483,127
105,700		GlobalSantaFe Corp.	5,485,830
130,400	[1]	Grant Prideco, Inc.	4,925,208
148,200	[1]	Hanover Compressor Co.	2,744,664
69,200	[1]	Helix Energy Solutions Group, Inc.	2,235,160
41,894	[1]	Hercules Offshore, Inc.	1,492,264
149,900		Hess Corp.	6,355,760
222,370	[1]	Input/Output, Inc.	2,492,768
236,692		Intl. Paper Co.	7,893,678
112,352		Lyondell Chemical Co.	2,884,076
42,500		Marathon Oil Corp.	3,672,000
272,300		Massey Energy Co.	6,875,575
307,411		MeadWestvaco Corp.	8,459,951
69,900	[1]	National Oilwell Varco, Inc.	4,221,960
131,900	[1]	Newfield Exploration Co.	5,380,201
54,400		Newmont Mining Corp.	2,462,688

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Real Asset Equity Trust (BCF) (continued)

Shares		Description	Value

		United States—(cont’d)
145,400		Noble Energy, Inc.	$7,070,802
115,900		Occidental Petroleum Corp.	5,440,346
133,036		Olin Corp.	2,301,523
71,000	[1]	Parallel Petroleum Corp.	1,437,750
143,000		Peabody Energy Corp.	6,001,710
103,749		Praxair, Inc.	6,250,877
117,200		Questar Corp.	9,549,456
75,700		Range Resources Corp.	2,055,255
112,347		Rohm & Haas Co.	5,821,822
104,300		Schlumberger Ltd.	6,579,244
60,200		Smith Intl., Inc.	2,376,696
41,450		Southern Copper Corp.	2,129,701
59,100	[1]	Southwestern Energy Co.	2,102,778
86,500		Suncor Energy, Inc.	6,630,225
42,027	[1]	Swift Energy Co.	1,963,501
254,383		Temple-Inland, Inc.	10,032,866
70,400	[1]	Todco	2,402,752
143,700	[1]	Transocean, Inc.	10,423,998
47,400	[1]	Veritas DGC, Inc.	3,413,274
120,400	[1]	Weatherford Intl. Ltd.	4,946,032
165,604		Weyerhaeuser Co.	10,530,758
115,700		XTO Energy, Inc.	5,398,562

		Total United States	289,713,973

		Total Common Stocks (cost $579,527,268)	633,015,366

		SHORT-TERM INVESTMENTS—25.3%
		Money Market Fund—2.2%
18,416,286		Fidelity Institutional Money Market Prime Portfolio	18,416,286

Principal
Amount

		U.S. Government and Agency Discount Note—23.1%
$189,700,000	[3]	Federal Home Loan Bank Discount Note, 4.98%, 11/01/06	189,700,000

		Total Short-Term Investments (cost $208,116,286)	208,116,286

		Total investments before outstanding options written (cost $787,643,5544)	841,131,652

Contracts

	OUTSTANDING OPTIONS WRITTEN—(1.1)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.0)%
(43,000)	Aber Diamond Corp., strike price 36.63 CAD, expires 12/15/06	(197,917)
(45,800)	Acergy SA, strike price 114.07 NOK, expires 12/07/06	(66,326)
(25,000)	Air Products & Chemicals, Inc., strike price $68, expires 12/19/06	(81,900)
(20,000)	Alcan, Inc., strike price $42, expires 12/15/06	(117,385)
(28,000)	Alcoa, Inc., strike price $28, expires 12/15/06	(39,805)
(348,000)	Alumina Ltd., strike price 6.49 AUD, expires 12/12/06	(110,673)
(43,100)	Anglo American PLC, strike price 23.31 GBP, expires 12/07/06	(108,977)
(9,000)	Anglo Platinum Ltd., strike price 822.64 ZAR, expires 12/11/06	(38,046)
(117,900)	Antofagasta PLC, strike price 4.72 GBP, expires 12/07/06	(103,297)
(130)	Apache Corp., strike price $65, expires 01/22/07	(44,200)
(16,000)	Barrick Gold Corp., strike price $31.15, expires 12/15/06	(24,138)
(60,000)	BG Group PLC, strike price 6.68 GBP, expires 12/07/06	(54,161)
(167,000)	BHP Billiton PLC, strike price 9.56 GBP, expires 12/07/06	(243,993)
(40,900)	Cairn Energy PLC, strike price 18.98 GBP, expires 12/07/06	(16,735)
(50)	Cameron Intl. Corp., strike price $55, expires 11/20/06	(1,250)
(300)	Canadian Natural Resources Ltd., strike price $50, expires 12/18/06	(129,000)
(27)	Carpenter Technology Corp., strike price $120, expires 12/18/06	(4,860)
(31,000)	Caterpillar, Inc., strike price $71, expires 12/19/06	(1,147)
(33,000)	Cia de Minas Buenaventura SA (ADR), strike price $26.25, expires 12/15/06	(42,025)
(130,000)	Cia Vale Do Rio Doce (ADR), strike price $24.03, expires 12/15/06	(271,960)
(570)[5]	Compton Petroleum Corp., strike price 12 CAD, expires 12/18/06	(29,187)
(100)	ConocoPhillips, strike price $60, expires 01/22/07	(34,000)
(250)	Consol Energy, Inc., strike price $35, expires 12/18/06	(62,250)
(220)	Consol Energy, Inc., strike price $37.50, expires 01/22/07	(45,100)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Real Asset Equity Trust (BCF) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(20,900)	Core Laboratories NV, strike price $67.50, expires 12/15/06	$(161,308)
(15,000)	Deere & Co., strike price $88, expires 12/15/06	(36,315)
(100)	Devon Energy Corp., strike price $70, expires 12/18/06	(18,000)
(210)	Dow Chemical Co., strike price $40, expires 12/18/06	(44,100)
(60,000)	E. I. Du Pont de Nemours & Co., strike price $46, expires 12/15/06	(51,540)
(28,000)	EnCana Corp., strike price $48, expires 12/19/06	(60,287)
(170)	ENSCO Intl., Inc., strike price $45, expires 12/18/06	(91,800)
(100)	ENSCO Intl., Inc., strike price $50, expires 01/22/07	(35,000)
(22,100)	EOG Resources, Inc., strike price $67.50, expires 12/15/06	(68,895)
(4,300)	Eramet, strike price 133.71 EUR, expires 12/07/06	(24,444)
(30)	Exxon Mobil Corp., strike price $70, expires 01/22/07	(8,670)
(17,000)	Forest Oil Corp., strike price $34, expires 12/15/06	(15,096)
(85)	Freeport-McMoRan Copper & Gold, Inc., strike price $55, expires 11/20/06	(51,000)
(210)	GlobalSantaFe Corp., strike price $50, expires 01/22/07	(98,700)
(64,000)	Gold Fields Ltd., strike price 142.71 ZAR, expires 12/11/06	(13,949)
(21,000)	Goldcorp, Inc., strike price $23.50, expires 12/15/06	(71,804)
(100)	Goldcorp, Inc., strike price $27.50, expires 12/18/06	(11,000)
(260)	Grant Prideco, Inc., strike price $40, expires 12/18/06	(39,000)
(300)	Hanover Compressor Co., strike price $20, expires 12/18/06	(16,500)
(14,000)	Helix Energy Solutions Group, Inc., strike price $33.50, expires 12/15/06	(22,288)
(300)	Hess Corp., strike price $45, expires 12/18/06	(25,500)
(16,600)	Husky Energy, Inc., strike price 71.82 CAD, expires 12/15/06	(34,735)
(222,700)	Iluka Resources Ltd., strike price 7.69 AUD, expires 12/12/06	(35,662)
(13,000)	Impala Platinum Holdings, strike price 1,325.11 ZAR, expires 12/11/06	(117,185)
(121,000)	Industrias Penoles SA de CV, strike price 91.56 MXN, expires 12/20/06	(31,607)
(47,000)	Intl. Paper Co., strike price $35.50, expires 12/15/06	(13,592)
(1,049,000)	Jiangxi Copper Co. Ltd., strike price 7.60 HKD, expires 12/12/06	(136,635)
(86,000)	Jubillee Mines NL, strike price 11.45 AUD, expires 12/12/06	(112,822)
(43,100)	Kazakhmys PLC, strike price 11.60 GBP, expires 12/07/06	(70,497)
(257,000)	Lihir Gold Ltd., strike price 3.06 AUD, expires 12/12/06	(6,890)
(10,900)	Lonmin PLC, strike price 26.17 GBP, expires 12/07/06	(67,868)
(22,000)	Lyondell Chemical Co., strike price $27, expires 12/15/06	(10,201)
(100)	Marathon Oil Corp., strike price $85, expires 12/18/06	(40,000)
(62,000)	MeadWestvaco Corp., strike price $27.61, expires 12/15/06	(49,166)
(321,000)	Minara Resources Ltd., strike price 4.50 AUD, expires 12/12/06	(243,967)
(320,000)	Minsur SA, strike price $5.80, expires 01/19/07	(22,400)
(2,000)	MMC Norilsk Nickel (ADR), strike price $135.20, expires 12/12/06	(31,915)
(270)	Nabors Industries Ltd., strike price $32.50, expires 12/18/06	(22,950)
(15,000)	National Oilwell Varco, Inc., strike price $60, expires 12/15/06	(52,470)
(260)	Newfield Exploration Co., strike price $40, expires 12/18/06	(71,500)
(110)	Newmont Mining Corp., strike price $45, expires 12/18/06	(24,310)
(10,100)	Nexen, Inc., strike price 61.66 CAD, expires 12/15/06	(26,218)
(30,000)	Noble Energy, Inc., strike price $50, expires 12/15/06	(52,020)
(37,600)	Norsk Hydro ASA, strike price 150.28 NOK, expires 12/07/06	(31,944)
(23,000)	Occidental Petroleum Corp., strike price $48, expires 12/19/06	(35,374)
(270)	Olin Corp., strike price $17, expires 12/11/06	(21,330)
(407,000)	Oxiana Ltd., strike price 3.08 AUD, expires 12/12/06	(119,111)
(150)	Parallel Petroleum Corp., strike price $20, expires 12/18/06	(28,500)
(28,500)	Pason Systems, Inc., strike price 15.71 CAD, expires 12/15/06	(7,157)
(135)	Peabody Energy Corp., strike price $45, expires 01/22/07	(29,700)
(150)	Peabody Energy Corp., strike price $45, expires 12/18/06	(21,450)
(150)	Petro-Canada, strike price 46 CAD, expires 12/18/06	(41,075)
(60)	Potash Corp. of Saskatchewan, strike price $110, expires 12/18/06	(99,600)
(21,000)	Praxair, Inc., strike price $59.50, expires 12/15/06	(42,073)
(49,300)	Quantum Minerals Ltd., strike price 62.15 CAD, expires 12/15/06	(322,242)
(23,000)	Questar Corp., strike price $86, expires 01/19/07	(52,877)
(19,600)	Real Resources, Inc., strike price 18.69 CAD, expires 12/15/06	(13,335)
(64,300)	Rio Tinto PLC, strike price 25.87 GBP, expires 12/07/06	(412,247)
(15,000)	Rohm & Haas Co., strike price $52.95, expires 12/15/06	(14,391)
(10,000)	Rohm & Haas Co., strike price $53.12, expires 01/19/07	(17,040)
(24,800)	SBM Offshore NV, strike price 22.23 EUR, expires 12/07/06	(40,126)
(21,000)	Schlumberger Ltd., strike price $62, expires 12/19/06	(79,380)
(120)	Smith Intl., Inc., strike price $40, expires 01/22/07	(28,800)
(100)	Southern Copper Corp., strike price $50, expires 12/18/06	(28,500)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Real Asset Equity Trust (BCF) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(120)	Southwestern Energy Co., strike price $40, expires 01/22/07	$(15,000)
(300)	Statoil ASA (ADR), strike price $25, expires 12/18/06	(39,000)
(31,500)	Statoil ASA (ADR), strike price $26.50, expires 01/19/07	(32,823)
(158,000)	Straits Resources Ltd., strike price 4.35 AUD, expires 12/12/06	(1,493)
(17,000)	Suncor Energy, Inc., strike price $72.50, expires 12/15/06	(113,951)
(1,040)	Talisman Energy, Inc., strike price $16.63, expires 01/22/07	(119,600)
(34,200)	Teck Cominco Ltd., Class B, strike price 78.75 CAD, expires 12/15/06	(176,398)
(51,000)	Temple-Inland, Inc., strike price $40.50, expires 12/15/06	(53,295)
(150)	Todco, strike price $35, expires 12/18/06	(30,000)
(5,000)	Total SA (ADR), strike price $65.75, expires 12/19/06	(13,075)
(29,000)	Transocean, Inc., strike price $72, expires 12/19/06	(131,689)
(74,000)	Vedanta Resources PLC, strike price 12.53 GBP, expires 12/07/06	(325,741)
(9,000)	Veritas DGC, Inc., strike price $67, expires 12/19/06	(51,879)
(72,000)	Votorantim Celulose e Papel SA (ADR), strike price $18.25, expires 12/15/06	(59,616)
(25,000)	Weatherford Intl. Ltd., strike price $42.29, expires 12/15/06	(44,000)
(34,000)	Weyerhaeuser Co., strike price $62.50, expires 12/15/06	(79,723)
(64,300)	Xstrata PLC, strike price 20.95 GBP, expires 12/07/06	(243,669)
(23,000)	XTO Energy, Inc., strike price $43, expires 12/19/06	(110,245)
(1,071,000)	Zijin Mining Group Co. Ltd., strike price 3.94 HKD, expires 12/12/06	(88,066)
(322,000)	Zinifex Ltd., strike price 12.89 AUD, expires 12/12/06	(641,078)

	Total Outstanding Call Options Written (premium received ($4,653,527))	(7,964,731)

	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(365)	Aber Diamond Corp., strike price 34 CAD, expires 11/20/06	(3,250)
(38,800)	Acergy SA, strike price 109.54 NOK, expires 11/07/06	(2,772)
(47,250)	African Rainbow Minerals Ltd., strike price 68.83 ZAR, expires 11/02/06	(44)
(220)	Air Products & Chemicals, Inc., strike price $65, expires 11/20/06	(3,300)
(17,500)	Alcan, Inc., strike price $39.35, expires 11/01/06	(35)
(24,000)	Alcoa, Inc., strike price $26.97, expires 11/01/06	(186)
(295,000)	Alumina Ltd., strike price 5.97 AUD, expires 11/08/06	(46)
(80)	Anadarko Petroleum Corp., strike price $42.5, expires 11/20/06	(2,000)
(37,950)	Anglo American PLC, strike price 22.36 GBP, expires 11/07/06	(5,826)
(7,500)	Anglo Platinum Ltd., strike price 776.55 ZAR, expires 11/02/06	(4,409)
(103,950)	Antofagasta PLC, strike price 4.53 GBP, expires 11/07/06	(165)
(110)	Apache Corp., strike price $60, expires 11/20/06	(2,200)
(245)	Arch Coal, Inc., strike price $25, expires 11/20/06	(1,225)
(140)	Barrick Gold Corp., strike price $30, expires 11/20/06	(8,400)
(50,000)	BG Group PLC, strike price 6.45 GBP, expires 11/07/06	(853)
(147,300)	BHP Billiton PLC, strike price 9.11 GBP, expires 11/07/06	(2,439)
(34,700)	Cairn Energy PLC, strike price 18.69 GBP, expires 11/08/06	(62,236)
(80)	Cameron Intl. Corp., strike price $45, expires 11/20/06	(2,000)
(250)	Canadian Natural Resources Ltd., strike price $45, expires 11/20/06	(6,250)
(25)	Carpenter Technology Corp., strike price $100, expires 11/20/06	(2,625)
(285)	Caterpillar, Inc., strike price $65, expires 11/20/06	(131,955)
(260)	Chesapeake Energy Corp., strike price $27.50, expires 11/20/06	(1,300)
(280)	Cia de Minas Buenaventura SA (ADR), strike price $25, expires 11/20/06	(15,400)
(1,135)	Cia Vale Do Rio Doce (ADR), strike price $20, expires 11/20/06	(5,675)
(48,300)	Compton Petroleum Corp., strike price 11.01 CAD, expires 11/03/06	(215)
(8,600)	ConocoPhillips, strike price $58, expires 11/17/06	(4,300)
(400)	Consol Energy, Inc., strike price $30, expires 11/20/06	(6,000)
(17,700)	Core Laboratories NV, strike price $61.35, expires 11/17/06	(2,779)
(135)	Deere & Co., strike price $80, expires 11/20/06	(5,130)
(70)	Devon Energy Corp., strike price $60, expires 11/20/06	(1,750)
(19,000)	Dow Chemical Co., strike price $38.41, expires 11/06/06	(418)
(525)	E. I. Du Pont de Nemours & Co., strike price $42.50, expires 11/20/06	(5,250)
(240)	EnCana Corp., strike price $45, expires 11/20/06	(13,200)
(230)	ENSCO Intl., Inc., strike price $40, expires 11/20/06	(2,300)
(190)	EOG Resources, Inc., strike price $65, expires 11/20/06	(24,700)
(3,750)	Eramet, strike price 116.19 EUR, expires 11/07/06	(81)
(25)	Exxon Mobil Corp., strike price $65, expires 11/20/06	(250)
(130)	FMC Technologies, Inc., strike price $50, expires 11/20/06	(1,950)
(115)	Forest Oil Corp., strike price $30, expires 11/20/06	(2,300)
(75)	Freeport-McMoRan Copper & Gold, Inc., strike price $50, expires 11/20/06	(750)
(46,300)	Galleon Energy, Inc., strike price 16.73 CAD, expires 11/03/06	—

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Real Asset Equity Trust (BCF) (continued)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN—(cont’d)
(215)	Global Industries Ltd., strike price $15, expires 11/20/06	$(4,300)
(180)	GlobalSantaFe Corp., strike price $47.50, expires 11/20/06	(7,200)
(56,700)	Gold Fields Ltd., strike price 139.65 ZAR, expires 11/06/06	(134,766)
(190)	Goldcorp, Inc., strike price $22.50, expires 11/20/06	(1,900)
(220)	Grant Prideco, Inc., strike price $35, expires 11/20/06	(11,000)
(250)	Hanover Compressor Co., strike price $17.50, expires 11/20/06	(7,500)
(120)	Helix Energy Solutions Group, Inc., strike price $30, expires 11/20/06	(7,200)
(10,300)	Hercules Offshore, Inc., strike price $29.59, expires 11/17/06	(556)
(250)	Hess Corp., strike price $40, expires 11/20/06	(23,750)
(140)[5]	Husky Energy, Inc., strike price 72 CAD, expires 11/20/06	(21,506)
(189,000)	Iluka Resources Ltd., strike price 7.15 AUD, expires 11/08/06	(5,956)
(11,250)	Impala Platinum Holdings, strike price 1,277.82 ZAR, expires 11/02/06	(12,126)
(102,700)	Industrias Penoles SA de CV, strike price 83.22 MXN, expires 11/03/06	(210)
(460)	Input/Output, Inc., strike price $9.62, expires 11/14/06	(1,380)
(435)	Intl. Paper Co., strike price $34, expires 11/06/06	(32,190)
(891,000)	Jiangxi Copper Co. Ltd., strike price 7.21 HKD, expires 11/08/06	(103)
(72,800)	Jubillee Mines NL, strike price 10.16 AUD, expires 11/08/06	(1)
(37,950)	Kazakhmys PLC, strike price 11.05 GBP, expires 11/07/06	(1,813)
(218,000)	Lihir Gold Ltd., strike price 2.83 AUD, expires 11/08/06	(20,139)
(9,600)	Lonmin PLC, strike price 25.28 GBP, expires 11/07/06	(46)
(200)	Lyondell Chemical Co., strike price $25, expires 11/20/06	(10,000)
(75)	Marathon Oil Corp., strike price $75, expires 11/20/06	(1,575)
(55,000)	MeadWestvaco Corp., strike price $26.50, expires 11/03/06	(2,310)
(273,000)	Minara Resources Ltd., strike price 4.19 AUD, expires 11/08/06	(2)
(273,000)	Minsur SA, strike price $4.72, expires 11/03/06	(3)
(3,000)	MMC Norilsk Nickel (ADR), strike price $126.10, expires 11/07/06	(28)
(230)	Nabors Industries Ltd., strike price $27.50, expires 11/20/06	(2,300)
(120)	National-Oilwell Varco, Inc., strike price $55, expires 11/20/06	(4,800)
(225)	Newfield Exploration Co., strike price $35, expires 11/20/06	(3,375)
(95)	Newmont Mining Corp., strike price $42.50, expires 11/20/06	(3,325)
(8,600)	Nexen, Inc., strike price 57.88 CAD, expires 11/03/06	(1,368)
(250)	Noble Energy, Inc., strike price $45, expires 11/20/06	(10,000)
(31,900)	Norsk Hydro ASA, strike price 140.63 NOK, expires 11/07/06	(1,499)
(200)	Occidental Petroleum Corp., strike price $45, expires 11/20/06	(20,000)
(240)	Olin Corp., strike price $15, expires 11/20/06	(1,200)
(345,000)	Oxiana Ltd., strike price 2.85 AUD, expires 11/08/06	(427)
(120)	Parallel Petroleum Corp., strike price $17.50, expires 11/20/06	(3,000)
(24,200)	Pason Systems, Inc., strike price 15.56 CAD, expires 11/06/06	(23,878)
(240)	Peabody Energy Corp., strike price $35, expires 11/20/06	(2,400)
(130)[5]	Petro-Canada, strike price 44 CAD, expires 11/20/06	(1,736)
(55)	Potash Corp. of Saskatchewan, strike price $100, expires 11/20/06	(550)
(19,300)	Praxair, Inc., strike price $58.65, expires 11/06/06	(1,945)
(41,900)	Quantum Minerals Ltd., strike price 55.38 CAD, expires 11/03/06	(858)
(200)	Questar Corp., strike price $80, expires 11/20/06	(27,000)
(170)	Range Resources Corp., strike price $25, expires 11/20/06	(3,400)
(16,600)	Real Resources, Inc., strike price 18.59 CAD, expires 11/06/06	(4,287)
(56,000)	Rio Tinto PLC, strike price 24 GBP, expires 11/17/06	(534)
(205)	Rohm & Haas Co., strike price $45, expires 11/20/06	(2,050)
(21,000)	SBM Offshore NV, strike price 21.29 EUR, expires 11/07/06	(70)
(180)	Schlumberger Ltd., strike price $60, expires 11/20/06	(14,400)
(100)	Smith Intl., Inc., strike price $37.50, expires 11/20/06	(6,500)
(110)	Southern Copper Corp., strike price $45, expires 11/20/06	(2,200)
(100)	Southwestern Energy Co., strike price $30, expires 11/20/06	(2,500)
(520)	Statoil ASA (ADR), strike price $22.50, expires 11/20/06	(10,400)
(134,500)	Straits Resources Ltd., strike price 4.06 AUD, expires 11/09/06	(37,890)
(150)	Suncor Energy, Inc., strike price $70, expires 11/20/06	(6,750)
(100)	Swift Energy Co., strike price $40, expires 11/20/06	(1,000)
(880)	Talisman Energy, Inc., strike price $15, expires 11/20/06	(13,200)
(290)[5]	Teck Cominco Ltd., Class B, strike price 70 CAD, expires 11/20/06	(2,712)
(470)[5]	Temple-Inland, Inc., strike price $40, expires 11/20/06	(54,050)
(120)	Todco, strike price $30, expires 11/20/06	(3,600)
(40)	Total SA (ADR), strike price $65, expires 11/20/06	(1,400)
(245)	Transocean, Inc., strike price $70, expires 11/20/06	(35,525)
(60)	US Steel Corp., strike price $55, expires 11/20/06	(600)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Real Asset Equity Trust (BCF) (continued)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN—(cont’d)
(65,250)	Vedanta Resources PLC, strike price 11.75 GBP, expires 11/07/06	$(10)
(80)	Veritas DGC, Inc., strike price $65, expires 11/20/06	(2,000)
(65,000)	Votorantim Celulose e Papel SA (ADR), strike price $17, expires 11/03/06	(8,317)
(200)	Weatherford Intl. Ltd., strike price $40, expires 11/20/06	(16,000)
(305)	Weyerhaeuser Co., strike price $60, expires 11/20/06	(9,150)
(56,700)	Xstrata PLC, strike price 19.89 GBP, expires 11/07/06	(1,521)
(200)	XTO Energy, Inc., strike price $40, expires 11/20/06	(2,000)
(910,000)	Zijin Mining Group Co. Ltd., strike price 3.73 HKD, expires 11/08/06	(1)
(273,000)	Zinifex Ltd., strike price 11.88 AUD, expires 11/08/06	(2)

	Total Outstanding Put Options Written (premium received ($3,404,041))	(995,254)

	Total outstanding options written (premium received ($8,057,568))	(8,959,985)

	Total investments net of outstanding options written—101.4%	$832,171,667
	Liabilities in excess of other assets—(1.4)%	(11,888,592)

	Net Assets—100.0%	$820,283,075

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Rate shown is the yield to maturity as of the date of purchase.
[4]

Cost for Federal income tax purposes is $787,643,554. The net unrealized appreciation on a tax basis is $53,488,098, consisting of $55,922,980 gross unrealized appreciation and $2,434,882 gross unrealized depreciation.

[5]	Security is fair valued.

KEY TO ABBREVIATIONS
ADR — American Depositary Receipts	DKK — Danish Krone	JPY — Japanese Yen	SGD — Singapore Dollar
AUD — Australian Dollar	EUR — Euro	MXN — Mexican Peso	ZAR — South African Rand
CAD — Canadian Dollar	GBP — British Pound	NOK — Norwegian Krone
CHF— Swiss Franc	HKD — Hong Kong Dollar	SEK — Swedish Krona

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares	Description	Value

	LONG-TERM INVESTMENTS—98.9%
	Common Stocks—98.9%
	Australia—5.5%
281,000	CSR Ltd.	$704,997
117,200	Foster’s Group Ltd.	585,360
64,700	National Australia Bank Ltd.	1,912,829
126,100	Santos Ltd.	1,034,063
84,400	TABCORP Holdings Ltd.	1,078,356
33,200	Wesfarmers Ltd.	887,966

	Total Australia	6,203,571

	Austria—0.8%
14,000	Boehler-Uddeholm AG	868,043

	Canada—5.5%
25,500	Bank of Montreal	1,577,074
14,100	Bank of Nova Scotia	619,021
16,000	Enbridge, Inc.	538,011
30,600	Royal Bank of Canada	1,357,033
34,700	Toronto-Dominion Bank	2,011,639

	Total Canada	6,102,778

	Denmark—1.2%
32,400	Danske Bank A/S	1,359,235

	France—4.5%
19,200	AXA SA	731,478
11,700	Bouygues	682,130
19,400	M6-Metropole Television	600,687
5,300	Societe Generale	880,729
17,200	Total SA	1,164,580
9,100	Vinci SA	1,024,971

	Total France	5,084,575

	Germany—1.5%
10,500	BASF AG	925,489
3,800	SAP AG	756,013

	Total Germany	1,681,502

	Hong Kong—2.2%
71,000	Esprit Holdings Ltd.	687,432
22,600	Hang Seng Bank Ltd.	287,978
204,500	Hong Kong Electric Holding	962,390
191,000	Hopewell Holdings	567,312

	Total Hong Kong	2,505,112

	Italy—1.3%
156,200	Enel SpA	1,499,182

	Japan—6.2%
11,700	Canon, Inc.	627,241
14,200	Hoya Corp.	548,792
19,200	Kesko Oyj	907,424
53,000	Mitsui & Co. Ltd.	723,706
12,000	Nitto Denko Corp.	684,366
36,500	Nomura Holdings, Inc.	644,457
53,000	Ricoh Co. Ltd.	1,046,813
42,000	Sharp Corp.	748,749
17,300	Toyota Motor Corp.	1,025,087

	Total Japan	6,956,635

	Netherlands—1.8%
20,800	ABN Amro Holding NV	606,604
104,100	Koninklijke (Royal) KPN NV	1,391,082

	Total Netherlands	1,997,686

	Norway—0.4%
22,900	Ekornes ASA	495,705

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares		Description	Value

		Spain—0.7%
32,600		Indra Sistemas SA	$723,973

		Sweden—4.2%
15,300		Hennes & Mauritz AB	659,885
26,500		Kungsleden AB	334,809
85,000		Ratos AB	1,806,532
27,000		Scania AB	1,848,624

		Total Sweden	4,649,850

		United Kingdom—12.0%
55,300		Alliance & Leicester PLC	1,178,301
141,100		Barclays PLC	1,904,283
122,800		BP PLC	1,365,668
79,200	[1,2]	DFS Furniture Primback Unit	—
33,500		Gallaher Group PLC	568,739
40,000		George Wimpey PLC	401,351
64,100		GlaxoSmithKline PLC	1,711,844
61,200		HSBC Holdings PLC	1,160,422
193,500		Rentokil Initial PLC	559,206
46,300		Royal Dutch Shell PLC	1,604,376
69,183		Scottish & Southern Energy PLC	1,734,095
472,500		Vodafone Group PLC	1,216,785

		Total United Kingdom	13,405,070

		United States—51.1%
17,100		Abbott Laboratories	812,421
16,500		Agree Realty Corp. (REIT)	578,490
55,700		Allied Capital Corp.	1,756,221
29,600		Altria Group, Inc.	2,407,368
17,900		Ameren Corp.	968,390
11,100		American Intl. Group, Inc.	745,587
43,700		AT&T, Inc.	1,496,725
47,200		Bank of America Corp.	2,542,664
50,400		BellSouth Corp.	2,273,040
12,800		Chevron Corp.	860,160
13,200	[1]	Cisco Systems, Inc.	318,516
35,500		Citigroup, Inc.	1,780,680
11,200		Colonial Properties Trust (REIT)	564,368
17,300		ConAgra Foods, Inc.	452,395
14,100		Consolidated Edison, Inc.	681,735
26,200		Duke Energy Corp.	828,968
18,800		Eli Lilly & Co.	1,052,988
22,600		Emerson Electric Co.	1,907,440
14,400		Equity Residential (REIT)	786,384
35,800		Exxon Mobil Corp.	2,556,836
25,900		First Industrial Realty Trust, Inc. (REIT)	1,190,623
76,100		General Electric Co.	2,671,871
37,600		Health Care, Inc. (REIT)	1,552,128
31,000		Hewlett-Packard Co.	1,200,940
21,400		Home Depot, Inc.	798,862
12,700		Hospitality Properties Trust (REIT)	615,442
68,500		Intel Corp.	1,461,790
16,400		Intl. Business Machines Corp.	1,514,212
16,800		Johnson & Johnson	1,132,320
17,300		KeyCorp	642,522
25,000		Kimco Realty Corp. (REIT)	1,110,750
10,800		Liberty Property Trust (REIT)	520,560
23,000		McDonald’s Corp.	964,160
25,000		Merck & Co., Inc.	1,135,500
25,500		Microchip Technology, Inc.	839,715
79,700		Microsoft Corp.	2,288,187
17,100		Morgan Stanley	1,306,953
47,400		Motorola, Inc.	1,093,044
34,400		Nationwide Health Properties, Inc. (REIT)	988,656
7,900		PepsiCo, Inc.	501,176

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	United States—(cont’d)
56,800	Pfizer, Inc.	$1,513,720
9,300	Pitney Bowes, Inc.	434,403
10,700	Progress Energy, Inc.	492,200
8,500	Rohm & Haas Co.	440,470
32,900	Thornburg Mortgage, Inc. (REIT)	844,872
13,800	United Technologies Corp.	906,936
21,900	UST, Inc.	1,172,964
13,800	Wachovia Corp.	765,900
12,100	Wal-Mart Stores, Inc.	596,288
30,100	Wells Fargo & Co.	1,092,329

	Total United States	57,160,869

	Total Common Stocks (cost $84,805,029)	110,693,786

	MONEY MARKET FUND—0.1%
70,337	Fidelity Institutional Money Market Prime Portfolio (cost $70,337)	70,337

	Total investments—99.0% (cost $84,875,3662)	$110,764,123
	Other assets in excess of liabilities—1.0%	1,161,084

	Net Assets—100.0%	$111,925,207

[1]	Non-income producing security.
[2]	Security is fair valued.
[3]

Cost for Federal income tax purposes is $84,941,932. The net unrealized appreciation on a tax basis is $25,822,191, consisting of $26,116,427 gross unrealized appreciation and $294,236 gross unrealized depreciation.

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock World Investment Trust (BWC)

Shares		Description	Value

		LONG-TERM INVESTMENTS—98.3%
		Common Stocks—97.2%
		Australia—4.2%
1,000,000		Lion Nathan Ltd.	$6,419,340
1,300,000		Promina Group Ltd.	6,845,231
271,600		Publishing & Broadcasting Ltd.	4,075,861
358,800		QBE Insurance Group Ltd.	6,862,546
4,187,500		SP AusNet	4,215,354
303,400		St. George Bank Ltd.	7,614,308

		Total Australia	36,032,640

		Bermuda—0.5%
126,200		Accenture Ltd.	4,153,242

		Brazil—0.9%
260,100		Gerdau SA (ADR)	3,841,677
45,200		Petroleo Brasileiro SA (ADR)	4,011,952

		Total Brazil	7,853,629

		Canada—3.1%
127,700		Barrick Gold Corp.	3,951,712
64,700		Canadian Imperial Bank of Commerce	5,047,170
95,000		Teck Cominco Ltd., Class B	6,992,921
174,300		TELUS Corp.	10,078,186

		Total Canada	26,069,989

		China—1.6%
5,535,800	[1]	Industrial & Commercial Bank of China	2,477,059
103,400		PetroChina Co. Ltd. (ADR)	11,414,326

		Total China	13,891,385

		Denmark—1.0%
213,500		Danske Bank A/S	8,956,687

		Finland—1.5%
156,115		Fortum Oyj	4,295,847
189,301		Wartsila Oyj	8,685,749

		Total Finland	12,981,596

		France—1.9%
171,600		AXA SA	6,537,581
55,700		Societe Generale	9,255,964

		Total France	15,793,545

		Germany—4.7%
62,800		Deutsche Bank AG	7,903,802
218,200		Deutsche Lufthansa AG	5,032,321
53,300		E.On AG	6,394,558
99,000	[1]	Hannover Rueckversicherung AG	4,202,550
58,800		Linde AG	5,828,143
115,400		Man AG	10,258,465

		Total Germany	39,619,839

		Greece—0.7%
197,750		Piraeus Bank SA	5,638,390

		Hong Kong—3.5%
12,957,000		CNOOC Ltd.	10,895,795
411,000		Esprit Holdings Ltd.	3,979,363
10,699,000		Guangdong Investment Ltd.	4,457,229
607,000		Hong Kong Exchanges & Clearing Ltd.	4,807,797
2,562,000		New World Development Co. Ltd.	4,387,934
5,000,000		Xinyi Glass Holding Co. Ltd.	1,710,127

		Total Hong Kong	30,238,245

		Italy—4.2%
2,152,400		AEM SpA	5,920,055
376,700		Credito Emiliano SpA	5,404,025
279,200		ENI SpA	8,420,436

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Italy—(cont’d)
124,100		Fondiaria-Sai SpA	$4,851,068
547,300		Milano Assicurazioni SpA	4,254,007
810,900		Unicredito Italiano SpA	6,722,053

		Total Italy	35,571,644

		Japan—7.4%
861,000		Bank of Yokohama Ltd.	6,655,072
109,200		Daito Trust Construction Co. Ltd.	5,760,882
129,000		Denso Corp.	4,919,328
71,800		Fast Retailing Co. Ltd.	6,795,999
232,700		Marui Co. Ltd.	3,129,726
66,600		Maruichi Steel Tube Ltd.	1,603,001
1,095		Mizuho Financial Group, Inc.	8,529,306
390	[1]	Nippon Commercial Investment Corp. (REIT)	1,600,616
383,000		Nippon Steel Corp.	1,558,788
550,000		Nissan Motor Co. Ltd.	6,588,431
26,170		ORIX Corp.	7,372,934
755		Sumitomo Mitsui Financial Group, Inc.	8,263,007

		Total Japan	62,777,090

		Luxembourg—0.1%
26,600	[1]	GAGFAH SA	772,018

		Mexico—1.4%
185,000		America Movil SA de CV (ADR)	7,930,950
1,298,200	[1]	Cemex SAB de CV	3,978,528

		Total Mexico	11,909,478

		Netherlands—4.3%
67,000		Akzo Nobel NV	3,757,425
180,000	[1]	ASML Holding NV	4,111,200
225,200		ING Groep NV	9,976,506
57,500		Rodamco Europe NV	6,652,595
201,200		SBM Offshore NV	5,955,033
233,100		Unilever NV	5,747,843

		Total Netherlands	36,200,602

		Norway—0.6%
97,300		Orkla ASA	4,986,423

		Philippines—0.7%
132,400		Philippine Long Distance Telephone Co. (ADR)	6,303,564

		Singapore—2.6%
2,507,000		CapitaLand Ltd.	8,776,433
2,551,035		Singapore Telecommunications Ltd.	4,342,396
781,600		United Overseas Bank Ltd.	8,886,382

		Total Singapore	22,005,211

		South Africa—0.4%
124,700		Foschini Ltd.	897,214
675,000		Truworths Intl. Ltd.	2,364,161

		Total South Africa	3,261,375

		Spain—1.4%
88,400		Fomento de Construcciones y Contratas SA	7,705,990
162,700		Gestevision Telecinco SA	4,275,622

		Total Spain	11,981,612

		Sweden—4.0%
336,700		Atlas Copco AB	9,836,578
43,224		D. Carnegie AB	825,891
350,000		Nordea Bank AB	4,821,804
187,300		Oriflame Cosmetics SA (ADR)	6,768,567
508,300		Skanska AB	9,061,202
104,763		SSAB Svenskt Stal AB, Ser. A	2,226,562
14,700		SSAB Svenskt Stal AB, Ser. B	293,088

		Total Sweden	33,833,692

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Switzerland—5.0%
45,000		Alcon, Inc.	$4,773,600
17,800		Nestle SA	6,080,945
150,000		Novartis AG	9,103,332
83,900		Novartis AG (ADR)	5,095,247
34,100		Roche Holding AG	5,967,260
35,700	[1]	Syngenta AG	5,765,146
95,000		UBS AG	5,673,808

		Total Switzerland	42,459,338

		Taiwan—0.6%
545,900		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,295,230

		Thailand—0.4%
1,478,400		Advanced Info Service PCL (ADR)	3,626,739

		United Kingdom—12.1%
554,700		Arriva PLC	7,565,582
76,300		AstraZeneca PLC (ADR)	4,478,810
555,200		BAE Systems PLC	4,442,829
1,529,900		Cobham PLC	5,610,577
1,599,000	[1]	Debenhams PLC	5,734,353
360,500		Diageo PLC	6,670,450
423,900		Kelda Group PLC	7,002,602
2,000,000		Legal & General Group PLC	5,512,847
365,800		National Express Group PLC	6,803,407
400,600		Rexam PLC	4,512,414
332,800		Royal Dutch Shell PLC	11,922,217
250,000		Scottish & Southern Energy PLC	6,266,334
525,938		Tate & Lyle PLC	7,905,674
477,500		United Utilities PLC	6,498,984
300,600		Viridian Group PLC	7,597,715
175,000		Vodafone Group PLC (ADR)	4,523,750

		Total United Kingdom	103,048,545

		United States—28.4%
39,900		A.G. Edwards, Inc.	2,276,295
60,700	[1]	Akamai Technologies, Inc.	2,844,402
527,700	[2]	Alaska Communications Systems Group, Inc.	7,593,603
90,000	[1]	Alexion Pharmaceuticals, Inc.	3,362,400
28,900		Allergan, Inc.	3,337,950
66,500	[2]	Alliance Bernstein Holdings LP	5,167,050
100,000	[2]	Alltel Corp.	5,331,000
100,300		Altria Group, Inc.	8,157,399
193,300	[2]	Archer-Daniels-Midland Co.	7,442,050
220,400		Asbury Automotive Group, Inc.	5,289,600
197,900	[2]	AT&T, Inc.	6,778,075
147,200		Atmos Energy Corp.	4,523,456
120,900	[2]	Bank of America Corp.	6,512,883
275,000	[1]	BEA Systems, Inc.	4,474,250
198,600		Bebe Stores, Inc.	4,931,238
216,500		CBRE Realty Finance, Inc.	3,321,110
180,000	[1]	Cisco Systems, Inc.	4,343,400
169,600		Citigroup, Inc.	8,507,136
175,000	[2]	ConocoPhillips	10,542,000
89,300	[2]	Dominion Resources, Inc.	7,232,407
31,300	[1]	Douglas Emmett, Inc. (REIT)	746,505
166,200		Exxon Mobil Corp.	11,870,004
116,200		Global Signal, Inc. (REIT)	6,309,660
10,700	[1]	Google, Inc.	5,097,373
337,500		Highland Hospitality Corp. (REIT)	4,664,250
115,000		HJ Heinz Co.	4,848,400
50,000		Intl. Business Machines Corp.	4,616,500
96,900		Johnson & Johnson	6,531,060
147,300		Loews Corp. - Carolina Group	8,516,886
177,700		McDonald’s Corp.	7,449,184
113,100		Merck & Co., Inc.	5,137,002

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock World Investment Trust (BWC) (continued)

Shares	Description	Value

	United States—(cont’d)
125,000 [1]	MGM Mirage	$5,377,500
223,300	Microsoft Corp.	6,410,943
180,000	Motorola, Inc.	4,150,800
58,500 [2]	Nike, Inc.	5,374,980
108,000	PepsiCo, Inc.	6,851,520
149,300	Pfizer, Inc.	3,978,845
170,700	PPL Corp.	5,892,564
85,000	Sempra Energy	4,508,400
190,000	Strategic Hotels & Resorts, Inc. (REIT)	4,041,300
139,800	UST, Inc.	7,487,688
55,400	Whirlpool Corp.	4,815,922
328,592	Windstream Corp.	4,508,282

	Total United States	241,153,272

	Total Common Stocks	826,415,020

	Preferred Stocks—1.1%
	Germany—0.5%
3,900	Porsche AG, 0.63%	4,547,038

	Italy—0.6%
1,558,000	Unipol SpA, 3.47%	4,787,284

	Total Preferred Stocks	9,334,322

	Total Long-Term Investments (cost $752,568,896)	835,749,342

	SHORT-TERM INVESTMENTS—3.3%
	Money Market Fund—2.5%
20,887,018	Fidelity Institutional Money Market Prime Portfolio	20,887,018

Principal
Amount

	U.S. Government and Agency Discount Note—0.8%
$6,700,000 [3]	Federal Home Loan Bank Discount Note, 4.98%, 11/01/06	6,700,000

	Total Short-Term Investments (cost $27,587,018)	27,587,018

Contracts

	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
10,500	Arch Coal, Inc., strike price $50, expires 11/17/06	42
195	ConocoPhillips, strike price $70, expires 11/20/06	975
18,000	Newmont Mining Corp., strike price $60, expires 11/10/06	—
123,800	Norsk Hydro ASA, strike price 179.50 NOK, expires 11/07/06	—
60,000	Temple-Inland, Inc., strike price $47, expires 11/17/06	1

	Total Outstanding Call Options Purchased (cost $17,395)	1,018

	Total investments before outstanding options written (cost $780,173,3094)	863,337,378

	OUTSTANDING CALL OPTIONS WRITTEN—(1.9)%
(360)	A.G. Edwards, Inc., strike price $60, expires 01/22/07	(45,000)
(300)	Accenture Ltd., Class A, strike price $30, expires 11/20/06	(93,000)
(330)	Accenture Ltd., strike price $32.50, expires 01/08/07	(58,410)
(370,000)	Advanced Info Service PCL, strike price $90.67, expires 11/09/06	(14,500)
(140)	AEM SpA, strike price 2.20 EUR, expires 11/17/06	(14,071)
(215)	Akamai Technologies, Inc., strike price $55, expires 11/20/06	(3,225)
(145)	Akamai Technologies, Inc., strike price $60, expires 01/22/07	(10,150)
(300)	Akzo Nobel NV, strike price 46 EUR, expires 12/15/06	(22,974)
(178,800)	Alaska Communications Systems Group, Inc., strike price $13.39, expires 11/17/06	(185,237)
(216,500)	Alaska Communications Systems Group, Inc., strike price $14.43, expires 12/15/06	(90,930)
(180)	Alcon, Inc., strike price $120, expires 11/20/06	(2,700)
(360)	Alexion Pharmaceuticals, Inc., strike price $40, expires 11/20/06	(16,200)
(120)	Allergan, Inc., strike price $120, expires 11/20/06	(12,000)
(360)	Alliance Bernstein Holdings LP, strike price $80, expires 01/22/07	(75,600)
(40,000)	Alltel Corp., strike price $60, expires 12/15/06	(2,600)
(180)	Alltel Corp., strike price $68, expires 11/10/06	(15,840)
(12,500)	Altria Group, Inc., strike price $80.96, expires 11/17/06	(19,125)
(20,500)	Altria Group, Inc., strike price $84.25, expires 11/17/06	(3,977)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock World Investment Trust (BWC) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(200)	Altria Group, Inc., strike price $85, expires 12/18/06	$(16,000)
(250)	America Movil SA de CV (ADR), strike price $37, expires 11/06/06	(147,500)
(1,090)	America Movil SA de CV (ADR), strike price $45, expires 12/18/06	(109,000)
(10,500)	Arch Coal, Inc., strike price $51, expires 11/17/06	(31)
(240)	Archer-Daniels-Midland Co., strike price $40, expires 11/20/06	(13,200)
(410)	Archer-Daniels-Midland Co., strike price $45, expires 12/18/06	(8,200)
(22,000)	Archer-Daniels-Midland Co., strike price $47.35, expires 11/17/06	(154)
(444,000)	Arriva PLC, strike price 5.92 GBP, expires 11/03/06	(1,043,442)
(220,400)	Asbury Automotive Group, Inc., strike price $25, expires 12/15/06	(107,996)
(720)	ASML Holding NV, strike price $25, expires 11/20/06	(3,600)
(310)	AstraZeneca PLC (ADR), strike price $70, expires 01/22/07	(6,200)
(570)	AT&T, Inc., strike price $29, expires 11/10/06	(302,670)
(600)	AT&T, Inc., strike price $35, expires 01/22/07	(39,000)
(55,000)	Atlas Copco AB, strike price 193.20 SEK, expires 11/03/06	(135,877)
(85,000)	Atlas Copco AB, strike price 200 SEK, expires 11/16/06	(158,016)
(60,000)	Atmos Energy Corp., strike price $29, expires 11/17/06	(108,240)
(43,600)	AXA SA, strike price 30 EUR, expires 11/08/06	(18,664)
(25,000)	AXA SA, strike price 31.50 EUR, expires 12/15/06	(11,108)
(220,000)	BAE Systems PLC, strike price 3.80 GBP, expires 11/03/06	(166,350)
(490)	Bank of America Corp., strike price $52.50, expires 11/20/06	(83,300)
(323,000)	Bank of Yokohama Ltd., strike price 957.99 JPY, expires 11/01/06	—
(350)	Barrick Gold Corp., strike price 36 CAD, expires 11/20/06	(14,026)
(350)	Barrick Gold Corp., strike price 36 CAD, expires 12/18/06	(34,285)
(54,300)	BEA Systems, Inc., strike price $16, expires 11/17/06	(44,580)
(54,300)	BEA Systems, Inc., strike price $16.50, expires 12/15/06	(48,273)
(28,900)	BEA Systems, Inc., strike price $17, expires 12/15/06	(20,028)
(290)	Bebe Stores, Inc., strike price $30, expires 12/18/06	(5,800)
(150)	Canadian Imperial Bank of Commerce, strike price 85 CAD, expires 11/20/06	(42,077)
(95)	Canadian Imperial Bank of Commerce, strike price 90 CAD, expires 01/22/07	(11,844)
(1,035,000)	CapitaLand Ltd., strike price 4.92 SGD, expires 11/29/06	(373,964)
(400,000)	Cemex SAB de CV, strike price 31.85 MXN, expires 11/06/06	(46,092)
(120,000)	Cemex SAB de CV, strike price 36.50 MXN, expires 11/03/06	—
(720)	Cisco Systems, Inc., strike price $25, expires 11/20/06	(28,800)
(67,700)	Citigroup, Inc., strike price $51.05, expires 01/19/07	(63,638)
(5,000,000)	CNOOC Ltd., strike price 6.58 HKD, expires 11/29/06	(103,379)
(750,000)	Cobham PLC, strike price 1.82 GBP, expires 11/03/06	(147,702)
(210)	ConocoPhillips, strike price $65, expires 11/20/06	(4,200)
(400)	ConocoPhillips, strike price $65, expires 12/18/06	(26,000)
(195)	ConocoPhillips, strike price $75, expires 11/20/06	(975)
(138,100)	Credito Emiliano SpA, strike price 11.52 EUR, expires 11/02/06	(5,552)
(43,700)	Daito Trust Construction Co. Ltd., strike price 6,339.95 JPY, expires 11/02/06	(5,001)
(55,000)	Danske Bank A/S, strike price 228.66 DKK, expires 11/02/06	(154,092)
(55,000)	Danske Bank A/S, strike price 234.05 DKK, expires 11/16/06	(118,279)
(648,000)	Debenhams PLC, strike price 1.84 GBP, expires 11/02/06	(57,120)
(58,000)	Denso Corp., strike price 4,106.34 JPY, expires 11/02/06	(175,349)
(6,500)	Denso Corp., strike price 4,263.81 JPY, expires 11/02/06	(10,933)
(160)	Deutsche Bank AG, strike price 102 EUR, expires 12/15/06	(32,469)
(15,500)	Deutsche Bank AG, strike price 94.73 EUR, expires 11/08/06	(81,562)
(87,300)	Deutsche Lufthansa AG, strike price 14.58 EUR, expires 11/09/06	(389,885)
(180,200)	Diageo PLC, strike price 9.68 GBP, expires 11/08/06	(31,851)
(160)	Dominion Resources, Inc., strike price $80, expires 11/20/06	(31,200)
(287)	Dominion Resources, Inc., strike price $83, expires 11/10/06	(7,749)
(270)	E.On AG, strike price 100 EUR, expires 11/17/06	(6,203)
(28,000)	ENI SpA, strike price 23.90 EUR, expires 11/08/06	(2,997)
(188,000)	ENI SpA, strike price 24.63 EUR, expires 11/07/06	(1,224)
(190)	Exxon Mobil Corp., strike price $68, expires 11/10/06	(67,830)
(190)	Exxon Mobil Corp., strike price $70, expires 12/18/06	(46,550)
(55,000)	Fast Retailing Co. Ltd., strike price 11,424.40 JPY, expires 11/02/06	(684)
(53,000)	FCC, strike price 62.32 EUR, expires 11/02/06	(404,770)
(37,200)	Fondiaria-Sai SpA, strike price 35.22 EUR, expires 11/02/06	(3,281)
(78,000)	Fortum Oyj, strike price 22.21 EUR, expires 11/07/06	(10,477)
(450)	Gerdau SA (ADR), strike price $15, expires 11/20/06	(20,250)
(670)	Gerdau SA (ADR), strike price $17.50, expires 12/18/06	(10,050)
(81,000)	Gestevision Telecinco SA, strike price 20.52 EUR, expires 11/02/06	(13,012)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock World Investment Trust (BWC) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(46,500)	Global Signal, Inc. (REIT), strike price $47.50, expires 11/17/06	$(323,687)
(110)	Global Signal, Inc. (REIT), strike price $55, expires 11/20/06	(8,250)
(72)	Google, Inc., strike price $500, expires 12/18/06	(78,480)
(520)	Hannover Rueckversicherung AG, strike price 32 EUR, expires 11/17/06	(108,180)
(130,000)	Highland Hospitality Corp. (REIT), strike price $14.46, expires 11/17/06	(7,540)
(39,000)	Highland Hospitality Corp. (REIT), strike price $15.50, expires 12/15/06	(2,233)
(22,000)	HJ Heinz Co., strike price $43.50, expires 12/15/06	(15,180)
(240)	HJ Heinz Co., strike price $45.13, expires 11/10/06	—
(290,300)	Hong Kong Exchanges & Clearing Ltd., strike price 58.72 HKD, expires 11/29/06	(134,345)
(90,000)	ING Groep NV, strike price 32.92 EUR, expires 11/08/06	(211,366)
(215)	Intl. Business Machines Corp., strike price $85, expires 11/20/06	(159,100)
(48,000)	Johnson & Johnson, strike price $65.50, expires 11/17/06	(102,697)
(255,000)	Kelda Group PLC, strike price 8.78 GBP, expires 01/10/07	(105,321)
(800,000)	Legal & General Group PLC, strike price 1.31 GBP, expires 11/08/06	(189,428)
(230)	Linde AG, strike price 78 EUR, expires 11/17/06	(38,162)
(151,700)	Lion Nathan Ltd., strike price 8.19 AUD, expires 11/09/06	(22,436)
(348,300)	Lion Nathan Ltd., strike price 8.26 AUD, expires 11/29/06	(74,978)
(215)	Loews Corp. - Carolina Group, strike price $60, expires 12/18/06	(20,425)
(30,000)	Loews Corp. - Carolina Group, strike price $63.50, expires 11/17/06	(2,340)
(525)	Man AG, strike price 70 EUR, expires 11/17/06	(125,302)
(180)	McDonald’s Corp., strike price $36.50, expires 11/10/06	(98,280)
(72,000)	McDonald’s Corp., strike price $41.50, expires 12/15/06	(60,071)
(45,200)	Merck & Co., Inc., strike price $46.53, expires 12/15/06	(26,450)
(150)	MGM Mirage, strike price $45, expires 11/20/06	(7,500)
(230)	MGM Mirage, strike price $45, expires 12/18/06	(25,300)
(900)	Microsoft Corp., strike price $29.50, expires 01/22/07	(49,500)
(440)	Mizuho Financial Group, Inc, strike price 980,800.56 JPY, expires 11/01/06	—
(720)	Motorola, Inc., strike price $25, expires 11/20/06	(7,200)
(180)	Motorola, Inc., strike price $26, expires 12/08/06	(1,080)
(147,000)	National Express Group PLC, strike price 8.23 GBP, expires 11/03/06	(427,024)
(1,200)	Nestle SA, strike price 420 CHF, expires 11/17/06	(77,553)
(1,024,000)	New World Development Co. Ltd., strike price 13.70 HKD, expires 11/29/06	(20,799)
(180)	Newmont Mining Corp., strike price $61, expires 11/10/06	—
(250)	Nike, Inc., strike price $85, expires 11/10/06	(176,250)
(110)	Nike, Inc., strike price $93, expires 11/24/06	(14,300)
(250,000)	Nissan Motor Co. Ltd., strike price 1,367.86 JPY, expires 11/29/06	(114,951)
(140,000)	Nordea Bank AB, strike price 94.87 SEK, expires 11/09/06	(92,896)
(80,000)	Norsk Hydro ASA, strike price 179.92 NOK, expires 11/01/06	—
(43,800)	Norsk Hydro ASA, strike price 192.24 NOK, expires 11/07/06	—
(33,500)	Novartis AG (ADR), strike price $61.51, expires 12/15/06	(40,769)
(75,000)	Novartis AG (ADR), strike price 72.20 CHF, expires 11/09/06	(202,435)
(55,200)	Oriflame Cosmetics SA (ADR), strike price 245.13 SEK, expires 11/03/06	(121,737)
(10,500)	ORIX Corp., strike price 31,006.50 JPY, expires 11/03/06	(174,903)
(36,400)	Orkla ASA, strike price 317.56 NOK, expires 11/03/06	(111,862)
(430)	PepsiCo, Inc., strike price $65, expires 12/18/06	(27,950)
(285)	PetroChina Co. Ltd. (ADR), strike price $115, expires 11/20/06	(11,400)
(330)	PetroChina Co. Ltd. (ADR), strike price $115, expires 12/18/06	(44,550)
(11,000)	PetroChina Co. Ltd. (ADR), strike price $121, expires 11/17/06	(555)
(16,000)	Petroleo Brasileiro SA (ADR), strike price $101, expires 11/17/06	(6,620)
(160)	Petroleo Brasileiro SA (ADR), strike price $90, expires 12/18/06	(31,200)
(665)	Philippine Long Distance Telephone Co. (ADR), strike price $50, expires 12/18/06	(59,850)
(99,000)	Piraeus Bank SA, strike price 20.40 EUR, expires 11/03/06	(245,811)
(64,200)	PPL Corp., strike price $36, expires 11/17/06	(6,163)
(520,000)	Promina Group Ltd., strike price 5.52 AUD, expires 11/09/06	(517,822)
(105,600)	Publishing & Broadcasting Ltd., strike price 18.95 AUD, expires 11/29/06	(65,414)
(161,400)	QBE Insurance Group Ltd., strike price 24.23 AUD, expires 11/29/06	(108,357)
(120,000)	Rexam PLC, strike price 5.75 GBP, expires 11/16/06	(34,684)
(80,000)	Rexam PLC, strike price 5.92 GBP, expires 01/10/07	(28,282)
(18,000)	Roche Holding AG, strike price 228.85 CHF, expires 11/01/06	(3)
(410)	Rodamco Europe NV, strike price 88 EUR, expires 12/15/06	(198,849)
(166,400)	Royal Dutch Shell PLC, strike price 18.83 GBP, expires 12/08/06	(142,438)
(700)	SBM Offshore NV, strike price 24 EUR, expires 12/15/06	(31,270)
(100,000)	Scottish & Southern Energy PLC, strike price 13.34 GBP, expires 11/08/06	(20,209)
(57,000)	Sempra Energy, strike price $51, expires 11/17/06	(132,867)

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock World Investment Trust (BWC) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(1,000,000)	Singapore Telecommunications Ltd., strike price 2.53 SGD, expires 11/09/06	$(77,152)
(254,000)	Skanska AB, strike price 118.96 SEK, expires 11/02/06	(344,632)
(250)	Societe Generale, strike price 129.14 EUR, expires 11/17/06	(111,039)
(1,360,800)	SP Ausnet, strike price 1.31 AUD, expires 11/09/06	(10,116)
(733,000)	SP Ausnet, strike price 1.31 AUD, expires 11/29/06	(9,082)
(84,000)	SSAB Svenskt Stal AB, Ser. A, strike price 150.31 SEK, expires 11/02/06	(39,032)
(12,400)	SSAB Svenskt Stal AB, Ser. A, strike price 153.36 SEK, expires 11/07/06	(6,513)
(198,000)	St. George Bank Ltd., strike price 30.36 AUD, expires 11/29/06	(242,764)
(95,000)	Strategic Hotels & Resorts, Inc. (REIT), strike price $20.31, expires 11/17/06	(102,515)
(300)	Sumitomo Mitsui Financial Group, Inc., strike price 1,308,422.81 JPY, expires 11/02/06	(3,015)
(15,500)	Syngenta AG, strike price 199.95 CHF, expires 11/16/06	(44,978)
(210,400)	Tate & Lyle PLC, strike price 7.26 GBP, expires 11/09/06	(252,851)
(240)	Teck Cominco Ltd., Class B, strike price 80 CAD, expires 12/18/06	(118,616)
(140)	Teck Cominco Ltd., Class B, strike price 85 CAD, expires 11/20/06	(19,947)
(700)	TELUS Corp., strike price 56 CAD, expires 11/20/06	(551,672)
(60,000)	Temple-Inland, Inc., strike price $47.55, expires 11/17/06	(60)
(202,500)	Truworths Intl. Ltd., strike price 24.09 ZAR, expires 11/08/06	(49,208)
(135,000)	Truworths Intl. Ltd., strike price 24.37 ZAR, expires 11/02/06	(27,307)
(56,000)	UBS AG, strike price 69.38 CHF, expires 11/03/06	(221,846)
(397,000)	Unicredito Italiano SpA, strike price 6.71 EUR, expires 12/15/06	(38,154)
(105,000)	Unilever NV, strike price 18.90 EUR, expires 11/02/06	(58,076)
(470,000)	Unipol SpA, strike price 2.43 EUR, expires 11/01/06	(1,848)
(390,000)	United Overseas Bank Ltd., strike price 15.83 SGD, expires 11/09/06	(472,324)
(382,000)	United Utilities PLC, strike price 7.19 GBP, expires 01/10/07	(77,744)
(29,500)	UST, Inc., strike price $49.03, expires 11/17/06	(139,594)
(39,700)	UST, Inc., strike price $54, expires 11/17/06	(41,923)
(28,000)	UST, Inc., strike price $56, expires 12/15/06	(15,361)
(70,000)	Viridian Group PLC, strike price 10.10 GBP, expires 11/02/06	(421,234)
(113,400)	Viridian Group PLC, strike price 10.14 GBP, expires 11/08/06	(675,442)
(27,000)	Viridian Group PLC, strike price 10.23 GBP, expires 11/02/06	(156,008)
(200)	Vodafone Group PLC (ADR), strike price $24, expires 11/10/06	(38,400)
(700)	Vodafone Group PLC (ADR), strike price $25, expires 01/22/07	(98,000)
(200)	Vodafone Group PLC (ADR), strike price $26, expires 12/08/06	(11,500)
(76,000)	Wartsila Oyj, strike price 34.52 EUR, expires 11/02/06	(140,491)
(145)	Whirlpool Corp., strike price $90, expires 12/18/06	(27,115)
(62)	Whirlpool Corp., strike price $95, expires 11/20/06	(558)
(70)	Whirlpool Corp., strike price $95, expires 12/18/06	(4,200)
(132,000)	Windstream Corp., strike price $13.01, expires 11/17/06	(109,692)

	Total Outstanding Call Options Written (premium received ($9,547,129))	(15,922,733)

	Total investments net of outstanding options written—99.7%	$847,414,645
	Other assets in excess of liabilities—0.3%	2,531,941

	Net Assets—100.0%	$849,946,586

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Rate shown is the yield to maturity as of the date of purchase.
[4]

Cost for Federal income tax purposes is $781,371,162. The net unrealized appreciation on a tax basis is $81,966,216, consisting of $94,788,563 gross unrealized appreciation and $12,822,347 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipts	DKK — Danish Krone	JPY — Japanese Yen	SEK — Swedish Krona
AUD — Australian Dollar	EUR — Euro	MXN — Mexican Peso	SGD — Singapore Dollar
CAD — Canadian Dollar	GBP — British Pound	NOK — Norwegian Krone	ZAR — South African Rand
CHF — Swiss Franc	HKD — Hong Kong Dollar	REIT — Real Estate Investment Trust

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2006

	Dividend AchieversTM Trust (BDV)	Enhanced Dividend AchieversTM Trust (BDJ)	Strategic Dividend AchieversTM Trust (BDT)	Global Energy and Resources Trust (BGR)

Assets
Investments at value[1]	$868,625,472	$988,349,358	$434,128,932	$865,068,917
Investments in affiliates	57,218	15,246	32,039	29,920
Cash	—	388,585	—	75,602
Foreign currency at value[2]	—	—	—	313,081
Receivable for investments sold	—	112,740,910	—	20,377,741
Unrealized gain on forward currency contracts	—	—	—	—
Dividend and interest receivable	2,030,570	2,194,386	415,382	2,537,433
Other assets	44,230	31,452	26,253	295,948

	870,757,490	1,103,719,937	434,602,606	888,698,642

Liabilities
Payable to custodian	—	—	—	—
Payable for investments purchased	—	60,306,661	—	953,855
Outstanding options written at value[3]	—	8,731,783	—	3,383,067
Unrealized loss on forward currency contracts	—	—	—	—
Investment advisory fee payable	475,193	872,036	275,019	864,126
Deferred Trustees’fees	57,218	15,246	32,039	29,920
Licensing fee payable	281,695	338,795	140,787	—
Payable to affiliates	25,698	17,150	38,125	35,565
Other accrued expenses	215,036	311,445	178,951	328,360

	1,054,840	70,593,116	664,921	5,594,893

Net Assets	$869,702,650	$1,033,126,821	$433,937,685	$883,103,749

Composition of Net Assets
Par value	$54,518	$69,423	$26,908	$29,766
Paid-in capital in excess of par	744,951,784	992,894,207	376,494,750	709,335,050
Undistributed (distributions in excess) of net investment income	885,901	15,238,838	1,173,308	7,804,351
Accumulated net realized gain (loss)	—	(15,290,086)	(648)	20,841,716
Net unrealized appreciation	123,810,447	40,214,439	56,243,367	145,092,866

Net Assets, October 31, 2006	$869,702,650	$1,033,126,821	$433,937,685	$883,103,749

Net asset value per share[4]	$15.95	$14.88	$16.13	$29.67

[1] Investments at cost	$744,815,025	$947,655,942	$377,885,565	$722,956,495
[2] Foreign currency at cost	—	—	—	311,821
[3] Premium received	—	8,252,806	—	6,356,446
[4] Shares outstanding	54,518,315	69,423,382	26,908,028	29,766,217

See Notes to Financial Statements.

	Global Opportunities Equity Trust (BOE)	Health Sciences Trust (BME)	Real Asset Equity Trust (BCF)	S&P Quality Rankings Global Equity Managed Trust (BQY)	World Investment Trust (BWC)

Assets
Investments at value[1]	$336,401,291	$213,037,514	$841,131,652	$110,764,123	$863,337,378
Investments in affiliates	7,038	4,942	—	5,320	7,990
Cash	—	—	—	—	—
Foreign currency at value[2]	3,285,402	27,297	38,952	141,575	4,624,421
Receivable for investments sold	11,339,820	2,898,508	1,311,427	1,165,740	25,219,560
Unrealized gain on forward currency contracts	3,140	—	—	—	7,637
Dividend and interest receivable	433,210	65,798	1,177,380	148,853	997,389
Other assets	12,467	8,682	138,211	6,766	76,414

	351,482,368	216,042,741	843,797,622	112,232,377	894,270,789

Liabilities
Payable to custodian	—	—	2,087,014	—	993,376
Payable for investments purchased	11,799,672	6,383,803	10,302,915	—	26,444,330
Outstanding options written at value[3]	7,480,560	1,253,783	8,959,985	—	15,922,733
Unrealized loss on forward currency contracts	2,825	—	—	—	6,971
Investment advisory fee payable	276,460	176,183	804,358	70,169	710,826
Deferred Trustees’fees	7,038	4,942	—	5,320	7,990
Licensing fee payable	—	—	—	129,354	—
Payable to affiliates	14,365	9,326	1,266	7,155	—
Other accrued expenses	157,262	63,406	1,359,009	95,172	237,977

	19,738,182	7,891,443	23,514,547	307,170	44,324,203

Net Assets	$331,744,186	$208,151,298	$820,283,075	$111,925,207	$849,946,586

Composition of Net Assets
Par value	$12,414	$7,505	$53,508	$6,033	$51,977
Paid-in capital in excess of par	295,841,971	178,795,001	765,179,146	86,100,387	743,403,242
Undistributed (distributions in excess) of net investment income	(155,770)	(4,942)	2,308,465	141,006	(1,781,511)
Accumulated net realized gain (loss)	5,845,327	7,055,341	133,318	(212,891)	31,451,634
Net unrealized appreciation	30,200,244	22,298,393	52,608,638	25,890,672	76,821,244

Net Assets, October 31, 2006	$331,744,186	$208,151,298	$820,283,075	$111,925,207	$849,946,586

Net asset value per share[4]	$26.72	$27.74	$15.33	$18.55	$16.35

[1] Investments at cost	$302,880,700	$191,190,129	$787,643,554	$84,875,366	$780,173,309
[2] Foreign currency at cost	3,246,338	27,139	38,688	140,291	4,609,320
[3] Premium received	4,111,793	1,704,633	8,057,568	—	9,547,129
[4] Shares outstanding	12,413,696	7,504,817	53,508,028	6,033,028	51,976,565

STATEMENTS OF OPERATIONS For the period[1] ended October 31, 2006

	Dividend AchieversTM Trust (BDV)	Enhanced Dividend AchieversTM Trust (BDJ)	Strategic Dividend AchieversTM Trust (BDT)	Global Energy and Resources Trust (BGR)

Investment Income
Dividend income	$30,156,708	$37,107,285	$14,648,991	$31,669,282
Interest income	239,496	1,744,091	117,491	2,128,916
Income from affiliates	2,993	718	1,599	1,643
Foreign taxes withheld	(4,800)	—	(18,880)	(2,201,515)
Dividends from affiliates	—	—	—	—

Total investment income	30,394,397	38,852,094	14,749,201	31,598,326

Expenses
Investment advisory	5,282,859	9,895,849	3,128,989	10,679,329
Transfer agent	30,295	30,500	19,944	22,499
Custodian	114,837	266,638	78,904	153,784
Reports to shareholders	159,870	164,250	87,965	115,000
Trustees	85,045	85,045	57,841	85,045
Registration	65,700	45,001	25,915	34,000
Independent accountants	40,113	47,360	44,061	78,475
Legal	117,293	126,611	76,150	121,165
Insurance	52,006	90,002	28,525	52,228
Deferred trustees fees	2,993	718	1,599	1,643
Organization	—	—	—	—
License fee	812,789	989,585	417,199	—
Miscellaneous	64,221	67,595	49,383	72,597

Total expenses	6,828,021	11,809,154	4,016,475	11,415,765
Less: fees waived by the Advisor	—	—	—	(1,779,888)
Less: fees paid indirectly	(13)	(9,715)	(64)	(2,083)

Net expenses	6,828,008	11,799,439	4,016,411	9,633,794

Net investment income (loss)	23,566,389	27,052,655	10,732,790	21,964,532

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	16,975,443	18,623,242	14,048,250	61,328,388
Foreign currency	—	—	—	383,653
Options written	—	35,414,770	—	8,407,416
Affiliated transactions	—	—	—	—

	16,975,443	54,038,012	14,048,250	70,119,457

Net change in unrealized appreciation
Investments	103,536,421	64,564,875	26,008,232	37,862,006
Foreign currency	—	—	—	19,132
Options written	—	(1,093,418)	—	853,681

	103,536,421	63,471,457	26,008,232	38,734,819

Net gain	120,511,864	117,509,469	40,056,482	108,854,276

Net Increase in Net Assets Resulting from Operations	$144,078,253	$144,562,124	$50,789,272	$130,818,808

[1]

Commencement of investment operations for BlackRock Real Asset Equity Trust (BCF) was September 29, 2006. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

	Global Opportunities Equity Trust (BOE)	Health Sciences Trust (BME)	Real Asset Equity Trust (BCF)	S&P Quality Rankings Global Equity Managed Trust (BQY)	World Investment Trust (BWC)

Investment Income
Dividend income	$11,488,532	$1,536,117	$1,093,869	$3,807,466	$24,862,504
Interest income	610,210	640,744	1,650,024	21,334	2,465,457
Income from affiliates	277	253	—	271	437
Foreign taxes withheld	(735,657)	(31,873)	(899)	(154,433)	(1,963,906)
Dividends from affiliates	—	—	—	—	47,225

Total investment income	11,363,362	2,145,241	2,742,994	3,674,638	25,411,717

Expenses
Investment advisory	3,148,839	2,060,982	854,675	769,406	8,086,269
Transfer agent	19,998	19,998	1,808	19,944	24,999
Custodian	233,364	105,367	24,179	78,622	330,404
Reports to shareholders	45,001	24,820	40,452	24,820	75,000
Trustees	30,999	23,999	6,555	14,958	72,500
Registration	31,500	21,250	3,119	1,993	34,500
Independent accountants	50,381	38,936	48,968	45,099	54,055
Legal	56,842	44,640	10,189	21,101	112,697
Insurance	19,984	13,231	5,876	6,687	75,000
Deferred trustees fees	277	253	—	271	437
Organization	—	—	15,000	—	—
License fee	—	—	—	153,881	—
Miscellaneous	24,002	20,250	3,526	21,637	31,384

Total expenses	3,661,187	2,373,726	1,014,347	1,158,419	8,897,245
Less: fees waived by the Advisor	—	—	(142,446)	—	—
Less: fees paid indirectly	(479)	(925)	(2,388)	(147)	(15,124)

Net expenses	3,660,708	2,372,801	869,513	1,158,272	8,882,121

Net investment income (loss)	7,702,654	(227,560)	1,873,481	2,516,366	16,529,596

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	21,458,695	16,887,940	133,308	1,892,842	58,012,010
Foreign currency	(386,769)	(16,121)	419,984	29,574	(1,033,453)
Options written	4,497,951	3,804,260	10	—	19,991,913
Affiliated transactions	—	—	—	—	998,830

	25,569,877	20,676,079	553,302	1,922,416	77,969,300

Net change in unrealized appreciation
Investments	34,511,135	3,485,376	53,488,098	17,353,095	77,909,205
Foreign currency	225,742	157	22,958	(6,429)	(148,255)
Options written	(3,249,790)	645,161	(902,418)	—	(6,375,604)

	31,487,087	4,130,694	52,608,638	17,346,666	71,385,346

Net gain	57,056,964	24,806,773	53,161,940	19,269,082	149,354,646

Net Increase in Net Assets Resulting from Operations	$64,759,618	$24,579,213	$55,035,421	$21,785,448	$165,884,242

STATEMENTS OF CHANGES IN NET ASSETS For the periods ended October 31, 2006 and 2005

	Dividend AchieversTM Trust (BDV)		Enhanced Dividend AchieversTM Trust (BDJ)		Strategic Dividend AchieversTM Trust (BDT)

	2006	2005	2006	2005[1]	2006	2005

Increase (Decrease) in Net Assets
Operations:[1]
Net investment income	$23,566,389	$23,614,570	$27,052,655	$3,952,652	$10,732,790	$12,356,145
Net realized gain	16,975,443	15,243,788	54,038,012	6,436,934	14,048,250	11,640,949
Net change in unrealized appreciation/depreciation	103,536,421	(15,121,002)	63,471,457	(23,257,018)	26,008,232	5,015,723

Net increase (decrease) in net assets resulting from operations	144,078,253	23,737,356	144,562,124	(12,867,432)	50,789,272	29,012,817

Dividends and Distributions:
Net investment income	(22,570,718)	(23,075,649)	(10,706,985)	(3,943,349)	(9,419,016)	(11,808,745)
Net realized gain	(17,516,869)	(15,543,438)	(73,809,323)	(3,086,844)	(14,798,212)	(11,832,166)
Tax return of capital	(8,978,900)	(10,447,397)	—	—	—	(576,314)

Total dividends and distributions	(49,066,487)	(49,066,484)	(84,516,308)	(7,030,193)	(24,217,228)	(24,217,225)

Capital Share Transactions:
Net proceeds from the issuance of shares	—	—	—	901,085,239	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	85,920,000	—	—
Reinvestment of distributions	—	—	4,835,662	1,137,729	—	—

Net proceeds from capital share transactions	—	—	4,835,662	988,142,968	—	—

Total increase (decrease)	95,011,766	(25,329,128)	64,881,478	968,245,343	26,572,044	4,795,592

Net Assets:
Beginning of year	774,690,884	800,020,012	968,245,343	—	407,365,641	402,570,049

End of year	$869,702,650	$774,690,884	$1,033,126,821	$968,245,343	$433,937,685	$407,365,641

End of year distributions in excess of net investment income	$885,901	$431,656	$15,238,838	$13,063	$1,173,308	$608,848

[1]

Commencement of investment operations for Enhanced Dividend Achievers™ Trust (BDJ), Global Energy and Resources (BGR), Global Opportunities (BOE), Health Sciences (BME) and Real Asset Equity (BCF) were August 31, 2005, December 31, 2004, May 31, 2005, March 31, 2005 and September 29, 2006, respectively. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

	Global Energy and Resources Trust (BGR)		Global Opportunities Equity Trust (BOE)		Health Sciences Trust (BME)

	2006	2005[1]	2006	2005[1]	2006	2005[1]

Increase (Decrease) in Net Assets
Operations:[1]
Net investment income	$21,964,532	$16,774,089	$7,702,654	$4,538,040	$(227,560)	$(219,209)
Net realized gain	70,119,457	37,898,119	25,569,877	2,962,997	20,676,079	7,008,118
Net change in unrealized appreciation/depreciation	38,734,819	106,358,047	31,487,087	(1,286,843)	4,130,694	18,167,699

Net increase (decrease) in net assets resulting from operations	130,818,808	161,030,255	64,759,618	6,214,194	24,579,213	24,956,608

Dividends and Distributions:
Net investment income	(14,526,650)	(16,085,666)	(7,361,682)	(2,881,081)	—	—
Net realized gain	(70,112,103)	(17,401,328)	(20,795,839)	(4,060,409)	(14,432,701)	(5,769,328)
Tax return of capital	—	—	—	—	—	—

Total dividends and distributions	(84,638,753)	(33,486,994)	(28,157,521)	(6,941,490)	(14,432,701)	(5,769,328)

Capital Share Transactions:
Net proceeds from the issuance of shares	—	633,917,815	—	286,020,006	—	178,817,506
Net proceeds from the underwriters’ over-allotment option exercised	—	75,462,618	—	4,775,000	—	—
Reinvestment of distributions	—	—	947,061	4,127,318	—	—

Net proceeds from capital share transactions	—	709,380,433	947,061	294,922,324	—	178,817,506

Total increase (decrease)	46,180,055	836,923,694	37,549,158	294,195,028	10,146,512	198,004,786

Net Assets:
Beginning of year	836,923,694	—	294,195,028	—	198,004,786	—

End of year	$883,103,749	$836,923,694	$331,744,186	$294,195,028	$208,151,298	$198,004,786

End of year distributions in excess of net investment income	$7,804,351	$(17,183)	$(155,770)	$(36,334)	$(4,942)	$(2,662)

	Real Asset Equity Trust (BCF)	S&P Quality Rankings Global Equity Managed Trust (BQY)

	2006[1]	2006	2005

Increase (Decrease) in Net Assets
Operations:[1]
Net investment income	$1,873,481	$2,516,366	$3,239,854
Net realized gain	553,302	1,922,416	3,103,187
Net change in unrealized appreciation/depreciation	52,608,638	17,346,666	2,340,194

Net increase (decrease) in net assets resulting from operations	55,035,421	21,785,448	8,683,235

Dividends and Distributions:
Net investment income	—	(2,926,375)	(2,262,385)
Net realized gain	—	(3,335,638)	(2,262,386)
Tax return of capital	—	—	—

Total dividends and distributions	—	(6,262,013)	(4,524,771)

Capital Share Transactions:
Net proceeds from the issuance of shares	765,247,654	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—
Reinvestment of distributions	—	—	—

Net proceeds from capital share transactions	765,247,654	—	—

Total increase (decrease)	820,283,075	15,523,435	4,158,464

Net Assets:
Beginning of year	—	96,401,772	92,243,308

End of year	$820,283,075	$111,925,207	$96,401,772

End of year distributions in excess of net investment income	$2,308,465	$141,006	$777,246

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended October 31, 2006 and 2005 (continued)

	World Investment Trust (BWC)

	2006	2005[1]

Increase (Decrease) in Net Assets
Operations:[1]
Net investment income	$16,529,596	$131,346
Net realized gain	77,969,300	—
Net change in unrealized appreciation/depreciation	71,385,346	5,435,898

Net increase in net assets resulting from operations	165,884,242	5,567,244

Dividends and Distributions:
Net investment income	(17,424,000)	—
Net realized gain	(47,551,119)	—

Total dividends and distributions	(64,975,119)	—

Capital Share Transactions:
Net proceeds from the issuance of shares	—	667,413,497
Net proceeds from underwriters’ over-allotment option exercised	75,020,025	—
Reinvestment of distributions	1,036,697	—

Net proceeds from capital share transactions	76,056,722	667,413,497

Total increase	176,965,845	672,980,741

Net Assets:
Beginning of year	672,980,741	—

End of year	$849,946,586	$672,980,741

End of year distributions in excess of net investment income	$(1,781,511)	$146,346

[1]

Commencement of investment operations for World Investment (BWC) was October 28, 2005. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ Statements are for a full year.

FINANCIAL HIGHLIGHTS
BlackRock Dividend AchieversTM Trust (BDV)

			For the Period December 23, 2003[1] through October 31, 2004
	Year Ended

	2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.21	$14.67	$14.33 [2]

Investment operations:
Net investment income	0.42	0.43	0.37
Net realized and unrealized gain	2.21	0.01	0.66

Net increase from investment operations	2.63	0.44	1.03

Dividends and distributions from:
Net investment income	(0.41)	(0.43)	(0.38)
Net realized gain	(0.32)	(0.28)	—
Tax return of capital	(0.16)	(0.19)	(0.29)

Total dividends and distributions	(0.89)	(0.90)	(0.67)

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$15.95	$14.21	$14.67

Market price, end of period	$14.86	$12.77	$14.98

TOTAL INVESTMENT RETURN[3]	24.31%	(9.25)%	4.62%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.84%	0.84%	0.83%[4]
Net expenses	0.84%	0.84%	0.83%[4]
Net investment income	2.90%	2.93%	3.00%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$812,789	$805,289	$777,731
Portfolio turnover	11%	27%	6%
Net assets, end of period (000)	$869,703	$774,691	$800,020

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

	Year Ended October 31, 2006	For the Period August 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.01	$14.33 [2]

Investment operations:
Net investment income	0.37	0.06
Net realized and unrealized gain (loss)	1.71	(0.26)

Net increase (decrease) from investment operations	2.08	(0.20)

Dividends and distributions from:
Net investment income	(0.15)	(0.06)
Net realized gain	(1.06)	(0.04)

Total dividends and distributions	(1.21)	(0.10)

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$14.88	$14.01

Market price, end of period	$14.92	$13.79

TOTAL INVESTMENT RETURN[3]	17.97%	(7.40)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.19%	1.25%[4]
Net expenses	1.19%	1.25%[4]
Net investment income	2.73%	2.44%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$989,585	$953,303
Portfolio turnover	138%	5%
Net assets, end of period (000)	$1,033,127	$968,245

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Dividend AchieversTM Trust (BDT)

			For the Period March 30, 2004[1] through October 31, 2004
	Year Ended

	2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.14	$14.96	$14.33 [2]

Investment operations:
Net investment income	0.37	0.46	0.18
Net realized and unrealized gain	1.52	0.62	0.92

Net increase from investment operations	1.89	1.08	1.10

Dividends and distributions from:
Net investment income	(0.35)	(0.46)	(0.17)
Net realized gain	(0.55)	(0.42)	—
Tax return of capital	—	(0.02)	(0.28)

Total dividends and distributions	(0.90)	(0.90)	(0.45)

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$16.13	$15.14	$14.96

Market price, end of period	$14.53	$13.20	$14.54

TOTAL INVESTMENT RETURN[3]	17.43%	(3.46)%	0.01%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.96%	0.96%	0.99%[4]
Net expenses	0.96%	0.96%	0.99%[4]
Net investment income	2.57%	3.01%	2.18%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$417,199	$410,719	$377,074
Portfolio turnover	18%	24%	1%
Net assets, end of period (000)	$433,938	$407,366	$402,570

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Global Energy and Resources Trust (BGR)

	Year Ended October 31, 2006	For the Period December 29, 2004[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$28.12	$23.88 [2]

Investment operations:
Net investment income	0.75	0.56
Net realized and unrealized gain	3.65	4.85

Net increase from investment operations	4.40	5.41

Dividends and distributions from:
Net investment income	(0.49)	(0.54)
Net realized gain	(2.36)	(0.59)

Total dividends and distributions	(2.85)	(1.13)

Capital charges with respect to issuance of shares	—	(0.04)

Net asset value, end of period	$29.67	$28.12

Market price, end of period	$26.73	$25.16

TOTAL INVESTMENT RETURN[3]	18.11%	5.10%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.28%	1.30%[4]
Net expenses	1.08%	1.10%[4]
Net investment income	2.47%	2.59%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$889,944	$770,023
Portfolio turnover	40%	64%
Net assets, end of period (000)	$883,104	$836,924

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Global Opportunities Equity Trust (BOE)

	Year Ended October 31, 2006	For the Period May 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$23.77	$23.88 [2]

Investment operations:
Net investment income	0.58	0.37
Net realized and unrealized gain	4.64	0.13

Net increase from investment operations	5.22	0.50

Dividends and distributions from:
Net investment income	(0.59)	(0.23)
Net realized gain	(1.68)	(0.33)

Total dividends and distributions	(2.27)	(0.56)

Capital charges with respect to issuance of shares	—	(0.05)

Net asset value, end of period	$26.72	$23.77

Market price, end of period	$27.61	$23.88

TOTAL INVESTMENT RETURN[3]	26.64%	(2.21)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.16%	1.19%[4]
Net expenses	1.16%	1.19%[4]
Net investment income	2.45%	3.66%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$314,884	$294,175
Portfolio turnover	184%	55%
Net assets, end of period (000)	$331,744	$294,195

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Health Sciences Trust (BME)

	Year Ended October 31, 2006	For the Period March 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.38	$23.88 [2]

Investment operations:
Net investment loss	— [4]	(0.03)
Net realized and unrealized gain	3.28	3.34

Net increase from investment operations	3.28	3.31

Dividends and distributions from:
Net realized gain	(1.92)	(0.77)

Total dividends and distributions	(1.92)	(0.77)

Capital charges with respect to issuance of shares	—	(0.04)

Net asset value, end of period	$27.74	$26.38

Market price, end of period	$27.32	$25.19

TOTAL INVESTMENT RETURN[3]	16.59%	3.81%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.15%	1.18%[5]
Net expenses	1.15%	1.18%[5]
Net investment loss	(0.11)%	(0.19)%[5]

SUPPLEMENTAL DATA:
Average net assets (000)	$206,098	$192,836
Portfolio turnover	181%	104%
Net assets, end of period (000)	$208,151	$198,005

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Amounted to less than $0.01 per common share outstanding.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Real Asset Equity Trust (BCF)

For the Period September 29, 2006[1] through October 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.33 [2]

Investment operations:
Net investment income	0.04
Net realized and unrealized gain	0.98

Net increase from investment operations	1.02

Capital charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$15.33

Market price, end of period	$15.00

TOTAL INVESTMENT RETURN[3]	—%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.42%
Net expenses	1.22%
Net investment income	2.63%

SUPPLEMENTAL DATA:
Average net assets (000)	$787,768
Portfolio turnover	—%
Net assets, end of period (000)	$820,283

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

FINANCIAL HIGHLIGHTS
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

			For the Period May 28, 2004[1] through October 31, 2004
	Year Ended

	2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.98	$15.29	$14.33 [2]

Investment operations:
Net investment income	0.39	0.56	0.21
Net realized and unrealized gain	3.22	0.88	0.96

Net increase from investment operations	3.61	1.44	1.17

Dividends and distributions from:
Net investment income	(0.49)	(0.37)	(0.17)
Net realized gain	(0.55)	(0.38)	—
Tax return of capital	— [4]	—	(0.02)

Total dividends and distributions	(1.04)	(0.75)	(0.19)

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$18.55	$15.98	$15.29

Market price, end of period	$16.36	$14.54	$13.80

TOTAL INVESTMENT RETURN[3]	20.52%	10.97%	(6.80)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.13%	1.14%	1.23%[5]
Net expenses	1.13%	1.14%	1.23%[5]
Net investment income	2.45%	3.35%	3.27%[5]

SUPPLEMENTAL DATA:
Average net assets (000)	$102,587	$96,697	$87,094
Portfolio turnover	10%	38%	4%
Net assets, end of period (000)	$111,925	$96,402	$92,243

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Amounted to less than $0.01 per common share outstanding.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock World Investment Trust (BWC)

	Year Ended October 31, 2006	For the Period October 28, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.42	$14.33 [2]

Investment operations:
Net investment income	0.30	—
Net realized and unrealized gain	2.88	0.11

Net increase from investment operations	3.18	0.11

Dividends and distributions from:
Net investment income	(0.34)	—
Net realized gain	(0.91)	—

Total dividends and distributions	(1.25)	—

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$16.35	$14.42

Market price, end of period	$16.59	$15.08

TOTAL INVESTMENT RETURN[3]	18.99%	0.53%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.10%	1.23%[4]
Net expenses	1.10%	1.23%[4]
Net investment income	2.04%	2.59%[4]

SUPPLEMENTAL DATA:
Average net assets (000)	$808,627	$667,368
Portfolio turnover	153%	—%
Net assets, end of period (000)	$849,947	$672,981

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]

The Trust incurred certain expenses that were for a full year, which were not annualized. If these expenses were annualized the total expenses and net investment income ratios would have been 2.39% and 1.44%, respectively..

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Enhanced Dividend AchieversTM Trust (“Enhanced Dividend Achievers”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”), BlackRock Global Energy and Resources Trust (“Global Energy and Resources”), BlackRock Global Opportunities Equity Trust (“Global Opportunities”), BlackRock Health Sciences Trust (“Health Sciences”), BlackRock Real Asset Equity Trust (“Real Asset”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”) and BlackRock World Investment Trust (“World Investment”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except Global Energy and Resources, Health Sciences and Real Asset, are registered as diversified, closed end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). Global Energy and Resources, Health Sciences and Real Asset are registered as non-diversified, closed-end management investment companies under the 1940 Act.

          Real Asset was organized on July 19, 2006, and had no transactions until August 23, 2006, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Real Asset commenced on September 29, 2006. The Trust incurred organization costs which were deferred from the organization dates until the commencement of investment operations.

          On September 29, 2006, BlackRock, Inc., the parent of BlackRock Advisors, LLC (formerly BlackRock Advisors, Inc., “BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) combined Merrill Lynch’s investment management business, Merrill Lynch Investment Managers (“MLIM”), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC”), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

          Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter (“OTC”) options quotations are provided by dealers selected under the supervision of the Board. Considerations utilized by dealers in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Investments in open-end investment companies are valued at net asset value. Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at amortized cost. Any investments or other assets for which current market quotations are not readily available are valued at their fair value (“Fair Value Assets”) as determined in good faith under procedures established by and under the general supervision and responsibility of the Trusts’ Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

          In September 2006, Statement of Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trusts’ financial statements has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments and the related gain or loss is determined by the use of the specific identified method, generally high cost, for both financial reporting and Federal income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trusts are informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any applicable withholding tax.

Forward Currency Contracts: Certain Trusts may enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate.

The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains or losses from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band consistent with the objectives of the Trusts.

Foreign Currency Translation: Amounts dominated in foreign currency are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

          The Trusts do not isolate that portion of their respective operating results arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. The Trusts report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

          Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid, and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Option Writing/Purchasing: Option writing and purchasing may be used by the Trusts as an attempt to produce current income and gains. When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

          A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

          The principle risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as a result of an illiquid market.

          Certain Trusts may invest in over-the-counter (“OTC”) options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. The Trusts may be required to restrict the sale of securities being used to cover certain written OTC options. The OTC options written by the Trust will not be issued, guaranteed or cleared by the Options Clearing Corporation. In addition, the Trusts’ ability to terminate the OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Trusts may be unable to liquidate an OTC option position. The Trusts closely monitor OTC options and do not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require a Trust to segregate assets in connection with certain investments (e.g., call options written), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized gains, if any, to shareholders. Therefore, no Federal income tax provisions have been recorded.

          On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

Dividends and Distributions: All Trusts except Enhanced Dividend AchieversTM, Real Asset and World Investment declare and pay dividends and distributions to shareholders quarterly from net investment income, net realized short-term capital gains and, if necessary, other sources. Enhanced Dividend Achievers, Real Asset and World Investment declare and pay dividends and distributions to shareholders monthly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Board, non-interested Trustees (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in Affiliates.” This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all of the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Dividend Achievers, Enhanced Dividend Achievers, Strategic Dividend Achievers, Real Asset, S&P Quality Rankings and World Investment. State Street Research & Management Company (“SSRM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Global Energy and Resources. BlackRock Capital Management, Inc. (“BCM”), BlackRock Investment Management, LLC (“BIM”) and BlackRock Investment Managment International Limited (“BII”) serve as sub-advisors to Real Asset. The Investment Management Agreement covers both investment advisory and administration services.

          The Trusts’ investment advisory fees paid to the Advisor are computed weekly, accrued daily and payable monthly, based on an annual rate of 0.65% for Dividend Achievers, 1.00% for Enhanced Dividend Achievers, 0.75% for Strategic Dividend Achievers, 1.20% for Global Energy and Resources, 1.00% for Global Opportunities, 1.00% for Health Sciences, 1.20% for Real Asset, 0.75% for S&P Quality Rankings and 1.00% for World Investment, of the Trust’s average weekly net assets. “Net assets” means the total assets of the Trust minus the sum of accrued liabilities. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or some other expenses on Global Energy and Resources and Real Asset as a percentage of its average weekly net assets as follows: 0.20% for the first five years of the Trusts’ operations (2004 through 2009 for Global Energy and Resources and 2006 through 2011 for Real Asset), 0.15% in 2010 for Global Energy and Resources and in 2012 for Real Asset, 0.10% in 2011 for Global Energy and Resources and in 2013 for Real Asset and 0.05% in 2012 for Global Energy and Resources and in 2014 for Real Asset.

          The Advisor pays BFM, SSRM, BCM, BIM and BII fees for their sub-advisory services.

          Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolios and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance support to the Trust. For the year ended October 31, 2006, the Trusts reimbursed the Advisor the following amounts which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount	Trust	Amount

Dividend AchieversTM	$29,919	Health Sciences	$10,249
Enhanced Dividend AchieversTM	29,999	Real Asset	1,266
Strategic Dividend AchieversTM	24,933	S&P Quality Rankings	5,486
Global Energy and Resources	34,999	World Investment	7,997
Global Opportunities	14,001

Dividend Achievers Universe: Dividend Achievers, Enhanced Dividend Achievers and Strategic Dividend Achievers have been granted a revocable license by Mergent®, Inc. (“Mergent®”) to use the Dividend AchieverTM universe of common stocks. If Mergent® revokes each Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Mergent®” and “Dividend AchieversTM” are trademarks of Mergent® and have been licensed for use by Dividend AchieversTM, Enhanced Dividend AchieversTM and Strategic Dividend AchieversTM. The products are not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in any of these three Trusts. The Trusts are required to pay a quarterly licensing fee, which is shown on the Statement of Operations.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s®, (“S&P®”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P® terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment polices. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s® and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s®. The Trust is required to pay a quarterly licensing fee, which is shown on the Statement of Operations.

          For the year ended October 31, 2006, Merrill Lynch through their affiliated broker-dealer Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), earned commissions on transactions of securities as follows:

Commission
Trust	Amount

Enhanced Dividend AchieversTM	$317,880
Strategic Dividend AchieversTM	3,929
Global Energy and Resources	142,000
Global Opportunities	70,172
Health Sciences	43,135
World Investment	209,238

          For the year ended October 31, 2006, World Investment invested in Merrill Lynch common stock which is considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as follows:

Trust	Beginning Shares	Purchases	Sales	Ending Shares	Net Realized Gain/Loss	Dividend/ Interest Income	Market Value of Affiliates at October 31, 2006

World Investment	102,000	124,100	226,100	—	$998,830	$47,225	$—

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 2006, were as follows:

Trust	Purchases	Sales

Dividend AchieversTM	$86,549,631	$112,285,890
Enhanced Dividend AchieversTM	1,318,541,145	1,426,267,389
Strategic Dividend AchieversTM	74,975,460	88,055,020
Global Energy and Resources	345,525,588	391,764,459
Global Opportunities	553,140,728	552,191,285
Health Sciences	354,154,481	351,201,385
Real Asset	580,612,029	1,132,629
S&P Quality Rankings	10,565,017	14,361,442
World Investment	1,322,119,850	1,179,550,552

          Transactions in options written during the year ended October 31, 2006, were as follows:

	Calls		Puts

Trust	Contracts	Premiums	Contracts	Premiums

Enhanced Dividend AchieversTM
Options outstanding at beginning of period	9,088,434	$11,692,285	—	$—
Options written	50,880,204	62,072,855	559,868	1,416,688
Options expired	(16,441,450)	(21,751,288)	(113,320)	(158,492)
Options exercised	(23,926,620)	(27,189,999)	(57,193)	(177,591)
Options closed	(12,649,541)	(16,598,047)	(299,355)	(1,053,605)

Options outstanding at end of period	6,951,027	$8,225,806	90,000	$27,000

Global Energy and Resources
Options outstanding at beginning of period	1,200,301	$3,523,235	7,176	$2,577,037
Options written	3,368,392	33,969,831	670,440	10,772,655
Options expired	(1,368,234)	(6,031,576)	(24,137)	(3,022,327)
Options exercised	(759,960)	(2,185,743)	(14,594)	(2,106,804)
Options closed	(1,304,209)	(23,928,118)	(127,425)	(7,211,744)

Options outstanding at end of period	1,136,290	$5,347,629	511,460	$1,008,817

Global Opportunities
Options outstanding at beginning of period	18,556,352	$2,763,454	1,065	$203,297
Options written	115,834,867	23,591,898	42,449,990	890,574
Options expired	(72,459,847)	(7,671,928)	(40,200,745)	(565,498)
Options exercised	(25,706,989)	(7,173,642)	(132,605)	(176,584)
Options closed	(27,290,194)	(7,397,989)	(2,117,705)	(351,789)

Options outstanding at end of period	8,934,189	$4,111,793	—	$—

Health Sciences
Options outstanding at beginning of period	189,062	$972,545	136,308	$479,035
Options written	1,785,886	8,448,836	133,806	1,484,043
Options expired	(307,930)	(1,502,002)	(79,852)	(584,095)
Options exercised	(490,058)	(1,424,891)	(1,195)	(106,529)
Options closed	(941,699)	(4,789,855)	(189,067)	(1,272,454)

Options outstanding at end of period	235,261	$1,704,633	—	$—

Real Asset
Options outstanding at beginning of period	—	$—	—	$—
Options written	6,843,497	4,653,527	5,234,825	3,404,041

Options outstanding at end of period	6,843,497	$4,653,527	5,234,825	$3,404,041

World Investment
Options outstanding at beginning of period	606,500	$41,658	—	$—
Options written	307,712,725	64,891,055	136,360,270	1,942,292
Options expired	(189,963,528)	(18,735,243)	(130,647,200)	(1,247,226)
Options exercised	(60,526,758)	(18,850,306)	(488,845)	(408,405)
Options closed	(33,680,578)	(17,800,035)	(5,224,225)	(286,661)

Options outstanding at end of period	24,148,361	$9,547,129	—	$—

          As of October 31, 2006, the value of portfolio securities subject to written covered call options were as follows:

Trust	Value

Enhanced Dividend AchieversTM	$423,096,267
Global Energy and Resources	144,397,564
Global Opportunities	158,892,034
Health Sciences	49,090,111
Real Asset	200,505,164
World Investment	413,968,412

          Details of open forward foreign currency exchange contracts at October 31, 2006, were as follows:

Trust	Foreign Currency Bought	Settlement Date	Contract to Purchase/ Receive	Value at Settlement Date (US$)	Value at October 31, 2006 (US$)	Unrealized Depreciation

Global
Opportunities	British Pounds	11/03/06	115,000	219,492	219,369	$(123)

Trust	Foreign Currency Sold	Settlement Date	Contract to Purchase/ Receive	Value at Settlement Date (US$)	Value at October 31, 2006 (US$)	Unrealized Appreciation (Depreciation)

Global Opportunities	Japense Yen	11/06/06	617,625,000	5,284,017	5,280,877	$3,140
	Norwegian Krone	11/01/06	3,664,000	560,176	560,514	(338)
	Swedish Krona	11/01/06	8,237,000	1,138,116	1,140,480	(2,364)

						$438

World Investment	Japense Yen	11/06/06	1,502,066,190	12,850,749	12,843,112	$7,637
	Norwegian Krone	11/01/06	9,622,000	1,471,074	1,471,963	(889)
	Swedish Krona	11/01/06	21,196,000	2,928,676	2,934,758	(6,082)

						$666

Note 4. Income Tax Information

The tax character of distributions paid during the years ended October 31, 2006 and 2005, were as follows:

	Period ended October 31, 2006

Distributions Paid From:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Dividend AchieversTM	$23,135,339	$8,978,900	$16,952,248	$49,066,487
Enhanced Dividend Achievers TM	51,946,761	—	32,569,547	84,516,308
Strategic Dividend AchieversTM	10,051,697	—	14,165,531	24,217,228
Global Energy and Resources	42,657,932	—	41,980,821	84,638,753
Global Opportunities	27,654,546	—	502,975	28,157,521
Health Sciences	12,399,889	—	2,032,812	14,432,701
Real Asset	—	—	—	—
S&P Quality Rankings	3,563,848	29,330	2,668,835	6,262,013
World Investment	64,975,119	—	—	64,975,119

	Period ended October 31, 2005

Distributions Paid From:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Dividend AchieversTM	$23,075,649	$10,447,397	$15,543,438	$49,066,484
Enhanced Dividend Achievers TM	7,018,953	—	11,240	7,030,193
Strategic Dividend AchieversTM	12,358,425	576,314	11,282,486	24,217,225
Global Energy and Resources	33,486,994	—	—	33,486,994
Global Opportunities	6,941,490	—	—	6,941,490
Health Sciences	5,769,328	—	—	5,769,328
S&P Quality Rankings	2,262,385	—	2,262,386	4,524,771

          As of October 31, 2006, the estimated components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Dividend AchieversTM	$—	$—	$124,696,348
Enhanced Dividend AchieversTM	15,082,134	—	25,081,058
Strategic Dividend AchieversTM	364,388	—	57,051,639
Global Energy and Resources	18,609,399	—	148,414,928
Global Opportunities	9,051,647	—	26,838,154
Health Sciences	8,314,865	—	21,033,927
Real Asset	2,441,783	—	52,608,638
S&P Quality Rankings	—	—	25,818,786
World Investment	36,290,498	—	70,268,205

          For Federal income tax purposes, the Trusts had no capital loss carryforwards at October 31, 2006.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”), accumulated net realized gain (“Accumulated Gain”) and paid-in capital (“PIC”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain	PIC

Dividend AchieversTM	$8,437,416	$541,377	$(8,978,793)
Enhanced Dividend AchieversTM	(1,119,895)	1,119,895	—
Strategic Dividend AchieversTM	(749,314)	749,314	—
Global Energy and Resources	383,653	(383,653)	—
Global Opportunities	(386,769)	386,769	—
Health Sciences	225,280	(225,280)	—
Real Asset	434,984	(419,984)	(15,000)
S&P Quality Rankings	(243,488)	266,218	(22,730)
World Investment	(1,033,453)	1,033,453	—

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for the Trusts. At October 31, 2006, the shares owned by an affiliate of the Advisor of the Trusts were as follows:

Trust	Common Shares Owned

Dividend AchieversTM	8,028
Enhanced Dividend AchieversTM	8,028
Strategic Dividend AchieversTM	8,028
Global Energy and Resources	4,817
Global Opportunities	4,817
Health Sciences	4,817
Real Asset	8,028
S&P Quality Rankings	8,028
World Investment	8,028

Transaction in common shares of beneficial interest for the periods ended October 31, 2006, and 2005, were as follows:

Trust	Commencement of Investment Operations	Initial Public Offering	Underwriters’ Exercising the Over-allotment Option	Reinvestment of Dividends and Distributions for the period ended October 31, 2005	Reinvestment of Dividends and Distributions for the period ended October 31, 2006

Enhanced Dividend AchieversTM	August 31, 2005	63,008,028	6,000,000	80,554	334,800
Global Energy and Resources	December 29, 2004	26,604,817	3,161,400	—	—
Global Opportunities	May 31, 2005	12,004,817	200,000	172,115	36,764
Health Sciences	March 31, 2005	7,504,817	—	—	—
Real Asset	September 29, 2006	53,508,028	—	—	—
World Investment	October 28, 2005	46,674,695	5,237,000	—	64,870

          Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for Enhanced Dividend AchieversTM, Global Energy and Resources, Global Opportunities, Health Sciences, Real Asset and World Investment in the amounts of $1,204,762, $1,154,191, $610,000, $321,750, $1,254,847 and $1,216,506, respectively.

Note 6. Dividends

Subsequent to October 31, 2006, the Board declared distributions per common share for Enhanced Dividend AchieversTM, Global Opportunities, S&P Quality Rankings and World Investment payable November 30, 2006, to shareholders of record on November 15, 2006, for Real Asset payable November 30, 2006, to shareholders of record on November 27, 2006 and for Dividend AchieversTM, Enhanced Dividend AchieversTM, Strategic Dividend AchieversTM, Global Energy and Resources, Health Sciences, Real Asset and World Investment payable December 29, 2006, to shareholders of record on December 15, 2006. The per share distributions declared were as follows:

Trust	Distribution per Common Share

Dividend AchieversTM	$0.225000
Enhanced Dividend AchieversTM	0.101875
Strategic Dividend AchieversTM	0.225000
Global Energy and Resources	0.375000
Global Opportunities	0.568750
Health Sciences	0.383475
Real Asset	0.090600
S&P Quality Rankings	0.225000
World Investment	0.113750

Note 7. Concentration Risks

As of October 31, 2006, the Trusts listed below had the following industry classifications:

Sector	Global Opportunities	Real Asset	S&P Quality Rankings	World Investment

Financial Institutions	22%	—	27%	23%
Consumer Products	19	—	11	18
Energy	17	—	15	17
Real Estate	7	—	8	6
Telecommunications	7	—	7	8
Health Care	6	—	5	6
Basic Materials	4	—	3	4
Building & Development	4	—	2	3
Industrials	4	—	5	4
Technology	4	—	11	4
Aerospace & Defense	1	—	1	1
Automotive	1	—	2	2
Containers & Packaging	1	—	—	1
Entertainment & Leisure	1	—	1	—
Media	1	—	—	1
Transportation	1	—	—	2
Business Equipment & Services	—	—	2	—
Mining	—	41	—	—
Oil & Gas	—	36	—	—
Chemicals	—	7	—	—
Forest Products & Paper	—	7	—	—
Coal	—	4	—	—
Machinery	—	2	—	—
Pipelines	—	2	—	—
Metal	—	1	—	—

As of October 31, 2006, the Trusts listed below had the following geograghic concentrations:

Country	Global Energy and Resources	Health Sciences

United States	64%	83%
Canada	20	2
Switzerland	—	12
Bermuda	4	—
Norway	3	—
United Kingdom	2	3
Australia	2	—
Brazil	1	—
Denmark	1	—
France	1	—
Italy	1	—
Netherlands	1	—

Note 8. Subsequent Event

On November 15, 2006 the underwriters exercised their over-allotment option for Real Asset. The Trust issued 3,200,000 additional shares with a value of $45,840,000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:

BlackRock Dividend AchieversTM Trust
BlackRock Enhanced Dividend AchieversTM Trust
BlackRock Strategic Dividend AchieversTM Trust
BlackRock Global Energy and Resources Trust
BlackRock Global Opportunities Equity Trust
BlackRock Health Sciences Trust
BlackRock Real Asset Equity Trust
BlackRock S&P Quality Rankings Global Equity Managed Trust
BlackRock World Investment Trust
(Individually a “Trust,” and collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2006, and the related statements of operations for the period then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2006, the results of their operations for the period then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

December 29, 2006

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions reinvested by The Bank of New York (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

          The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the distribution payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. If, on the distribution payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared distribution.

          The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. The automatic reinvestment of distributions will not relieve participants of any Federal income tax that may be payable on such distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; or by calling 1-866-216-0242.

INVESTMENT MANAGEMENT AGREEMENTS

          Under the 1940 Act, the continuation of each Trust’s investment management and sub-advisory agreements generally are required to be approved annually by the Boards, including the Board members who are not “interested persons” of the Trusts or the Advisors as defined in the 1940 Act (“the Independent Trustees”). At a meeting held on May 23, 2006, the Board of each Trust, including the Independent Trustees, met to consider the annual continuation of each Old Management Agreement (as defined below). The Boards first considered the annual continuation of each Old Management Agreement without considering the impending Transaction (as defined below) because the Old Management Agreements needed to be reapproved whether or not the Transaction closes. Accordingly, it was appropriate to review each Old Management Agreement without considering the impending Transaction, and then to separately consider the impact of the Transaction on the Old Management Agreements.

          At the meeting on May 23, 2006, the Board of each Trust, including the Independent Trustees, unanimously approved the continuance of each Old Management Agreement for each Trust and then approved a New Management Agreement for each Trust.

Information Received by the Boards

          To assist each Board in its evaluation of the Old Management Agreements, the Independent Trustees received information from BlackRock on or about April 22, 2006, which detailed, among other things: the organization, business lines and capabilities of the Advisors, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, PNC and each Trust; the advisory and/or administrative fees paid by each Trust to the Advisors, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, and each Trust’s performance compared to its Peers, except that performance information was not presented for BOE, BWC, BME and BDJ because each of these Trusts commenced investment operations in 2005, BCF commenced investment operations in 2006 and had not been in operation long enough for their performance information to be meaningful. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

          In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of each Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties as well as factors to be considered by the boards in voting on advisory agreements.

          The Independent Trustees reviewed this information and discussed it with independent counsel in executive session prior to the Board meeting. At the Board meeting on May 23, 2006, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after additional discussion, each Board considered each Old Management Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC statements relating to the renewal of the Old Management Agreements.

Matters Considered by the Boards

The Old Management Agreements

          In connection with their deliberations with respect to the Old Management Agreements, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by the Advisors; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end fund complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of the Advisors’ services, each Board reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Trust, including narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. Each Board further considered the quality of the Advisors’ investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock. The Boards also noted that the formation of Portfolio Review Committees and a Compliance Committee had helped each Board to continue to improve their understanding of BlackRock’s organization, operations and personnel.

          In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, the Advisors provide each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operation of the respective Trust. In addition to investment management services, the Advisors and their affiliates provide each Trust with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). The Boards considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

          Investment Performance of the Trusts. As previously noted, the Boards received performance information regarding each Trust other than BOE, BWC, BME and BDJ and its Peers. Among other things, the Boards received materials reflecting each covered Trust’s historic performance and each covered Trust’s performance compared to its Peers. More specifically, each covered Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual Peers as well as the Peers’ median performance).

          The Boards reviewed a narrative analysis of the third-party Peer rankings, prepared by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards noted that each of the Trusts had performed better than or equal to the median of their Peers and benchmarks in each of the past one-, three-and five-year periods (if applicable), except that BDV, a Trust with only one year of performance, had under performed its Peers for that year. The Board noted that the Peers selected by Lipper appear to be irrelevant to BDV because the investment policies of such Peers are dissimilar to BDV’s investment policies.

          After considering this information, the Boards concluded that the performance of each Trust, in light of and after considering the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Old Management Agreement should be renewed.

          Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, each Board, among other things, reviewed comparisons of each Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

          The Boards, noted that, of the nine Trusts, BDV, BDT, BQY and BWC pay fees lower than or equal to the median fees paid by their Peers in each of (i) contractual management fees payable by a Trust prior to any expense reimbursements or fee waivers (“contractual management fees”), (ii) actual management fees paid by a Trust after taking into consideration expense reimbursements and fee waivers (“actual management fees”) and (iii) total expenses. The remaining four Trusts are worse than the median of their Peers in at least one of (a) contractual management fees, (b) actual management fees or (c) total expenses. The Board noted the following reasons why these five Trusts have contractual or actual management fees or total expenses higher than the median of their Peers:

•

Covered Call Strategy. The Boards of BGR, BME and BDJ have contractual management fees, pay actutal management fees and/or pay total expenses that are worse than the median of their respective Peers. The Boards of BGR and BME noted that these Trusts are the only ones among their respective Peers that employ a covered call strategy. The Board of BGR also noted that BGR pays actual management fees and incurs total expenses that are better than or equal to the median due to a fee waiver. The Board of BDJ noted three of its Peers employ a covered call strategy as part of their main investment strategy all other peers do not have covered call strategy and that BDJ has contractual and management fees that are better than or equal to two of those three Peers.

•

De minimis. The Board of BOE noted that this Trust pays actual management fees and contractual management that are equal to the median of its Peers. However, this Trust incurs total expenses that are 2.5 basis points higher than the median of its Peers.

          The Boards also compared the management fees charged to the Trusts by the Advisors to the management fees the Advisors charge other types of clients (such as open-end investment companies and separately managed institutional accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that the Advisors provide the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by the Advisors in managing and operating the Trusts. For instance, the Advisors and their affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

          In connection with the Boards’ consideration of this information, the Boards reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors. In light of these factors and the other facts and circumstances applicable to each Trust, the Boards concluded that the fees paid and expenses incurred by each Trust under its Old Management Agreements supports a conclusion that each Trust’s Old Management Agreements should be renewed.

          Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

          The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results. The comparison indicated that BlackRock’s pre-tax profitability was in the second quartile of the fifteen companies compared (including BlackRock), with the most profitable quartile being ranked first and the least profitable quartile being ranked fourth.

          In evaluating the reasonableness of the Advisors’ compensation, the Boards also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services. The Boards noted that these payments were less than the Advisors’ costs for providing these services. The Boards also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive that are attributable to their management of the Trusts.

          In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently, consistent with its own investment objectives. The Boards also noted that the one registered closed-end investment company managed by BlackRock has a breakpoint in its fee structure, but that fund was inherited by BlackRock when it took over managing the fund from another manager and that BlackRock simply retained the structure it inherited. The information also revealed that only one closed-end fund complex used a complex-level break-

point structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trusts’ complex.

          The Boards concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Old Management Agreements should be renewed.

          Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Trusts’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

          Miscellaneous. During the Boards’ deliberations in connection with the Old Management Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of the Advisors’ affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by the Advisors, without regard to whether the Advisors ultimately pay any portion of the anticipated compensation to the underwriters.

          Conclusion with respect to the Old Management Agreements. In reviewing the Old Management Agreements without considering the impending Transaction, the Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including the Independent Trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Old Management Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that each Old Management Agreement should be approved.

The Transaction

          On September 29, 2006, Merrill Lynch contributed its investment management business, MLIM, to BlackRock, one of the largest publicly traded investment management firms in the United States and the parent company of the Advisor, to form a new asset management company that is one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York, BlackRock manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. The new company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. It has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch owns no more than 49.8% of the total capital stock of the new company on a fully diluted basis and it owns no more than 45% of the new company’s voting power, and The PNC Financial Services Group, LLC (“PNC”), which previously held a majority interest in BlackRock, retains approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board of directors.

The New Management Agreements

          Consequences of the Transaction. On February 23, 2006, April 21, 2006 and May 23, 2006, members of BlackRock management made presentations on the Transaction to the Trustees and the Trustees discussed with management and amongst themselves management’s general plans and intentions regarding the Trusts, including the preservation, strengthening and growth of BlackRock’s business and its combination with MLIM’s business. The Boards also inquired about the plans for and anticipated roles and responsibilities of certain BlackRock employees and officers after the Transaction. The Independent Trustees also met in executive session to discuss the Transaction. After these meetings, BlackRock continued to update the Boards with respect to its plans to integrate the operations of BlackRock and MLIM and the potential impact of those plans on the Trusts as those plans were further developed.

          At the Board meeting on May 23, 2006, after considering and approving the Old Management Agreements, the Boards (including the Independent Trustees) then considered the information received at or prior to the meeting and the consequences of the Transaction to each Trust, including, among other things:

          (i) that BlackRock, MLIM and their investment advisory subsidiaries are experienced and respected asset management firms, and that BlackRock advised the Boards that in connection with the completion of the Transaction, it intends to take steps to combine the investment management operations of BlackRock and MLIM, which, among other things, may involve sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources. Furthermore, these combination processes will result in changes to the portfolio management teams for each of the Trusts;

          (ii) that BlackRock advised the Boards that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Trusts and their shareholders by the Advisors, including compliance services;

(iii) that BlackRock advised the Boards that it has no present intention to alter the expense waivers and reimbursements currently in effect for certain of the Trusts;

          (iv) the experience, expertise, resources and performance of MLIM that will be contributed to BlackRock after the closing of the Transaction and their anticipated impact on BlackRock’s ability to manage the Trusts;

(v) that BlackRock and MLIM would derive benefits from the Transaction and that as a result, they have a financial interest in the matters that were being considered;

(vi) the potential effects of regulatory restrictions on the Trusts as a result of Merrill Lynch’s equity stake in BlackRock after the Transaction;

(vii) the fact that each Trust’s aggregate investment advisory and sub-advisory fees payable under the New Management Agreements and the Old Management Agreements are identical;

          (viii) the terms of the New Management Agreements, including the differences from the Old Management Agreements (see “Comparison of the Old Management Agreements to the New Management Agreements” above);

(ix) that the Trusts would not bear the costs of obtaining shareholder approval of the New Management Agreements; and

          (x) that BlackRock and Merrill Lynch have agreed to conduct their respective businesses (and use reasonable best efforts to cause their respective affiliates to conduct their respective businesses) to enable the conditions of Section 15(f) to be true in relation to any registered investment companies advised by MLIM and registered under the 1940 Act and have agreed to the same conduct in relation to the BlackRock registered investment companies to the extent it is determined the Transaction is an assignment under the 1940 Act.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. The Boards considered the expected impact of the Transaction on the operations, facilities, organization and personnel of the Advisors, the potential implications of regulatory restrictions on the Trusts following the Transaction and the ability of the Advisors to perform their duties after the Transaction. The Boards considered that the services to be provided and the standard of care under the New Management Agreements are the same as under the Old Management Agreements. The Boards also considered statements by management of BlackRock that, in connection with integrating the operations of the Advisors and MLIM, the objective was to preserve the best of both organizations in order to enhance BlackRock’s ability to provide investment advisory services following completion of the Transaction.

          The Boards noted that it is impossible to predict with certainty the impact of the Transaction on the nature, quality and extent of the services provided by the Advisors to the Trusts, but concluded based on the information currently available and in light of all of the current facts and circumstances, that the Transaction is likely to provide the Advisors with additional resources with which to serve the Trusts and was not expected to adversely affect the nature, quality and extent of the services to be provided to the Trusts and their shareholders by the Advisors and was not expected to materially adversely affect the ability of the Advisors to provide those services.

          The Board considered that BlackRock portfolio managers for the Trusts remained the same following completion of the Transaction.

          Investment Performance of the Trusts. The Boards examined MLIM’s investment performance with respect to its closed-end funds. The Boards noted the Advisors’ and MLIM’s considerable investment management experience and capabilities. The Boards considered this information together with the level of services expected to be provided to the Trusts. Although the Boards noted that it is impossible to predict the effect, if any, that consummation of the Transaction would have on the future performance of the Trusts, the Boards concluded that the information currently available, in light of all of the current facts and circumstances, supported approving the New Management Agreements.

          Fees. The Boards noted that the fees payable by the Trusts under the New Management Agreements are identical to the fees payable under the Old Management Agreements. The Boards also considered the fees paid by the MLIM closed-end funds. In light of (i) the Boards’ approval of the fees paid by each Trust pursuant to the Old Management Agreements at the May 23, 2006, meeting, (ii) the fact that no change to the fees paid by any Trust was proposed solely as a result of the Transaction, and (iii) the Boards’ conclusion with respect to the services expected to be provided to the Trusts under the New Management Agreements, the Boards concluded that the fee structure under the New Management Agreements was reasonable.

          Profitability. Management of the Advisors stated to the Boards that, following the Transaction, the current intention is to continue to determine profitability and report profitability to the Boards in the same way as they did prior to the Transaction, subject to management’s desire to preserve the best practices of MLIM. Management of the Advisors stated that any changes in the methods used to determine profitability and report profitability to the Boards would be discussed with the Boards. The Boards considered the potential for increased economies of scale as a result of the Transaction and whether any economies of scale should be reflected in the Trusts’ fee structures. The Boards also considered that the process of integrating the operations of the Advisors and MLIM was in the early stages and that considerable expense would be incurred in connection with integrating such operations, all of which made it difficult to conclude that economies of scale would be realized as a result of the Transaction. In light of the foregoing, the Boards concluded that, at this time, no changes were necessary to the fee structure of the Trusts as a result of the Transaction.

          Other Benefits. In evaluating ancillary benefits to be received by the Advisors and their affiliates under the New Management Agreements, the Boards considered whether the Transaction would have an impact on the ancillary benefits received by the Advisor by virtue of the Old Management Agreements. Based on its review of the materials provided, including materials received in connection with its approval of the continuance of each Old Management Agreement earlier at the May 23, 2006, meeting of the Boards and its discussions with the Advisors, the Boards noted that such benefits were difficult to quantify with certainty at this time and indicated that it would continue to evaluate them going forward.

          Conclusion with respect to the New Management Agreements. The Trustees did not identify any single consequence of the Transaction discussed above as all-important or controlling. The Boards determined that all of the factors referred to in their evaluation of the Old Management Agreements described above under “Matters Considered by the Boards – The Old Management Agreements” are applicable to the evaluation of the New Management Agreements and concluded that these factors, in light of all the other factors and all of the facts and circumstances applicable to each Trust, were acceptable for each Trust and supported the Trustees’ conclusion that the terms of each New Management Agreement were fair and reasonable, that the fees in each New Management Agreement are fair and reasonable in light of the services provided to the respective Trust and that each New Management Agreement should be approved.

ADDITIONAL INFORMATION

Shareholder Meeting

          The Joint Annual Meeting of Shareholders was held on August 23, 2006 for shareholders of record as of June 5, 2006, to approve a new Investment Management Agreement and Sub-Advisory Agreement for each of the following Trusts:

          Approved the Management Agreement as follows:

	Votes For	Votes Against	Votes Abstain

Dividend AchieversTM	26,769,079	1,470,823	1,644,543
Enhanced Dividend AchieversTM	32,323,331	1,322,480	2,122,504
Strategic Dividend AchieversTM	12,963,513	736,775	603,576
Global Energy and Resources	13,958,528	576,168	892,602
Global Opportunities	5,725,456	175,198	401,250
Health Sciences	3,473,061	125,143	247,429
S&P Quality Rankings	3,248,570	122,113	124,530
World Investment[1]	24,226,491	898,420	1,548,489

Approved the Sub-Advisory Agreement as follows:

	Votes For	Votes Against	Votes Abstain

Dividend AchieversTM	26,716,744	1,508,641	1,659,060
Enhanced Dividend AchieversTM	32,234,671	1,445,134	2,088,510
Strategic Dividend AchieversTM	12,924,344	758,345	621,175
Global Energy and Resources	13,928,173	597,999	901,126
S&P Quality Rankings	3,233,131	135,469	126,613
World Investment[1]	24,201,868	913,827	1,557,705

[1]	The Special Meeting of Shareholders was adjourned until September 8, 2006.

The Joint Annual Meeting of Shareholders was held on May 23, 2006, for shareholders of record as of February 28, 2006, to elect a certain number of Trustees for each of the following Trusts to three-year terms expiring in 2009:

Elected the Class II Trustees as follows:

	Frank J. Fabozzi		Kathleen F. Feldstein		Ralph L. Schlosstein

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Enhanced Dividend AchieversTM	63,182,452	856,732	63,164,873	874,311	63,181,629	857,555
Strategic Dividend AchieversTM	24,567,591	846,773	24,547,293	867,071	24,559,598	854,766
Global Energy and Resources	28,053,494	344,952	28,043,848	354,598	28,060,232	338,214
Global Opportunities	10,975,108	108,900	10,972,153	111,855	10,974,853	109,155
Health Sciences	7,178,604	101,362	7,179,376	100,590	7,178,836	101,130
S&P Quality Rankings	5,514,898	165,469	5,513,038	167,329	5,515,116	165,251
World Investment	51,214,862	274,471	51,195,945	293,388	51,197,721	291,612

Elected the Class III Trustees as follows:

	Andrew F. Brimmer		Kent Dixon		Robert S. Kapito

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Dividend AchieversTM	51,382,817	1,058,435	51,422,076	1,019,176	51,435,009	1,006,243

          The Trusts listed for trading on the New York Stock Exchange (“NYSE”) have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards and the Trusts listed for trading on the American Stock Exchange (“AMEX”) have filed with the AMEX their corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          During the period, there were no material changes in any Trusts’ investment objective or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisor, Neal Andrews and James Kong—Managing Director of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Annual Investor Update

          The Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www.black-rock.com. The Update provides information on the fixed income markets and summaries of BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock Closed-End Funds.

          Historically, BlackRock provided this information in materials mailed with the Trusts’Annual report. However, we believe that making this information available through BlackRock’s website allows us to communicate more fully and efficiently with the Trusts’ shareholders.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Annual Investor Update, please call (800) 699-1BFM.

TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios over- seen within the fund complex[1]	Other Directorships held outside the fund complex[1]	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Directors/Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 55	Chairman of the Board[3]	3 years4/since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	68

Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education of The Public Theater in New York City and the James Baird Foundation. Formerly, a director of Pulte Corporation, the nation’s largest home- builder, a Trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor.

Robert S. Kapito BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 49	President and Trustee	3 years4/since August 22, 2002	Director since 2006, Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Management Committee, the Investment Strategy Group, the Fixed Income and Global Operating Committees and the Equity Investment Strategy Group. Responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.	58	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor.

TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 80	Lead Trustee Audit Committee Chairman[5]	3 years4/since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	58

Former Director of CarrAmerica Realty Corporation and Borg-Warner Automotive, Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 60	Trustee Audit Committee Member	3 years4/since inception	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Co-author, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	58

Trustee: Aircraft Finance Trust (AFT) and Chairman of the Board of Trustees, Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 69	Trustee Audit Committee Member[5]	3 years4/since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	58	Former Director of ISFA (the owner of INVEST, a national securities brokerage service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 58	Trustee Audit Committee Member[5]	3 years4/since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Adjunct Professor of Finance at the School of Management at Yale University. Author and editor of several books on fixed income portfolio management.	58	Director, Guardian Mutual Funds Group (18 portfolios).

TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 65	Trustee	3 years4/since January 19, 2005	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	58

Director of BellSouth Inc. and McClatchy Company; Trustee of the Museum of Fine Arts, Boston, and of the Committee for Economic Development; Corporation Member, Partners HealthCare and Sherrill House; Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 Age: 48	Trustee	3 years4/since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1994-1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991-1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001–2003.

				58

Director of ADP, R.H. Donnelly, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.
[5]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

TAX INFORMATION (Unaudited)

          The information set forth below is for the Trusts’ tax year as required by the Internal Revenue Service. Shareholders, however, must report distributions on a calendar year basis for income tax purposes. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January 2007 Please consult your tax advisor for proper treatment of this information.

          For the tax year ended October 31, 2006, the Trusts designated distributions paid during the year as follows:

	Payable Date	Ordinary Income Per Share ($)	Non-Taxable Return of Capital Per Share ($)	Long-term Capital Gains Per Share ($)	Total ($)	Qualifying Dividend Income for Individuals†	Dividends Qualifying for the Dividends Received Deduction for Corporations†	Short-Term Capital Gain Dividends for Non-U.S. Residents†	Foreign Taxes Paid††*

Dividend AchieversTM	12/30/05	0.225000	—	—	0.225000	100%	100%	—	—
	3/31/06	0.123212	0.101788	—	0.225000	100%	100%	5.19%	—
	6/30/06	0.076147	0.062907	0.085946	0.225000	100%	100%	5.19%	—
	9/29/06	—	—	0.225000	0.225000	—	—	—	—

Enhanced Dividend AchieversTM	11/30/05 –12/31/06	0.203750	—	—	0.203750	100%	100%	—	—
	1/31/06 – 5/31/06	0.509375	—	—	0.509375	39.86%	39.86%	97.97%	—
	6/30/06	0.038653	—	0.063222	0.101875	39.86%	39.86%	97.97%	—
	7/31/06 – 10/31/06	—	—	0.407500	0.407500	—	—	—	—

Strategic Dividend AchieversTM	12/30/05	0.225000	—	—	0.225000	97.73%	97.73%	—	—
	3/31/06	0.148558	—	0.076442	0.225000	100%	100%	15.83%	—
	6/30/06	—	—	0.225000	0.225000	—	—	—	—
	9/29/06	—	—	0.225000	0.225000	—	—	—	—

Global Energy and Resources	12/30/05	1.033450	—	—	1.033450	12.10%	13.45%	—	—
	3/31/06	0.375000	—	—	0.375000	58.57%	35.50%	75.87%	—
	6/30/06	0.024649	—	0.350351	0.375000	58.57%	35.50%	75.87%	—
	9/29/06	—	—	1.060000	1.060000	—	—	—	—

Global Opportunities	11/30/05	0.568750	—	—	0.568750	21.42%	3.92%	—	—
	2/28/06	0.568750	—	—	0.568750	16.63%	3.92%	86.24%	—
	5/31/06	0.568750	—	—	0.568750	16.63%	3.92%	86.24%	—
	8/31/06	0.528112	—	0.040638	0.568750	16.63%	3.92%	86.24%	—

Health Sciences	12/30/05	0.384375	—	—	0.384375	—	—	—	—
	3/31/06	0.384375	—	—	0.384375	7.10%	7.10%	100%	—
	6/30/06	0.384375	—	—	0.384375	7.10%	7.10%	100%	—
	9/29/06	0.499132	—	0.270868	0.770000	7.10%	7.10%	100%	—

S&P Quality Rankings	11/30/05	0.225000	—	—	0.225000	100%	100%	—	—
	12/30/05	0.137900	—	—	0.137900	100%	100%	—	—
	2/28/06	0.220298	0.004702	—	0.225000	100%	100%	6.47%	—
	5/31/06	0.007470	0.000160	0.217370	0.225000	100%	100%	6.47%	—
	8/31/06	—	0.001621	0.223379	0.225000	100%	100%	—	—

World Investment	12/30/05	0.113750	—	—	0.113750	12.50%	2.94%	—	—
	1/31/06 – 10/31/06	1.137500	—	—	1.137500	11.80%	2.94%	78.87%	2.06%

†	Expressed as a percentage of the ordinary income distributions paid grossed-up for foreign taxes paid.
††	Expressed as a percentage of the ordinary income distributions paid.
*

The foreign taxes paid represent taxes incurred by the Fund on interest received from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

          In January 2007, a form 1099-DIV will be sent to shareholders which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.

SECTION 19 NOTICES

Set forth below is a summary of distributions which required each Trust, if any, to notify shareholders of the type of distributions paid pursuant to Section 19 of the Investment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net investment income, not including profits or losses from the sale of securities were provided only for informational purposes in order to comply with the requirements of Section 19. In January 2007, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid or other properties. These notices are not for tax reporting purposes and by the Trust taxable in calendar year 2006 and reportable on your 2006 federal and other income tax returns.

		Total distributions	Net Investment Income	Distributions from proceeds from the sale of securities	Distributions from return of capital

Dividend AchieversTM
	Mar-06	$0.22500	$0.09195	$0.07945	$0.05360
	Jun-06	0.22500	0.10095	0.07045	0.05360
	Sep-06	0.22500	—	0.17140	0.05360

Enhanced Dividend AchieversTM
	Jan-06	0.101875	—	0.101875	—
	Feb-06	0.101875	—	0.101875	—
	Mar-06	0.101875	—	0.101875	—
	Apr-06	0.101875	—	0.101875	—
	May-06	0.101875	—	0.101875	—
	Jun-06	0.101875	—	0.101875	—
	Jul-06	0.101875	—	0.101875	—
	Aug-06	0.101875	—	0.101875	—
	Sep-06	0.101875	—	0.101875	—
	Oct-06	0.101875	—	0.101875	—

Strategic Dividend AchieversTM
	Mar-06	0.22500	0.12500	0.10000	—
	Jun-06	0.22500	—	0.22500	—
	Sep-06	0.22500	—	0.22500	—

Global Energy and Resources
	Mar-06	0.37500	0.37500	—	—
	Jun-06	0.37500	0.37500	—	—
	Sep-06	1.06000	0.02147	1.03853	—

Global Opportunities
	Feb-06	0.56875	0.03105	0.53770	—
	May-06	0.56875	—	0.56875	—
	Aug-06	0.56875	—	0.56875	—

Health Sciences
	Mar-06	0.38438	—	0.38438	—
	Jun-06	0.38438	—	0.38438	—
	Sep-06	0.77000	—	0.77000	—

		Total distributions	Net Investment Income	Distributions from proceeds from the sale of securities	Distributions from return of capital

S&P Quality Rankings
	Feb-06	$0.22500	$0.22500	$—	$—
	May-06	0.22500	0.08496	0.14004	—
	Aug-06	0.22500	—	0.22014	0.00486

World Investment
	Jan-06	0.113750	0.11375	—	—
	Feb-06	0.113750	0.11375	—	—
	Mar-06	0.113750	—	0.113750	—
	Apr-06	0.113750	—	0.113750	—
	May-06	0.113750	—	0.113750	—
	Jun-06	0.113750	—	0.113750	—
	Jul-06	0.113750	—	0.113750	—
	Aug-06	0.113750	—	0.113750	—
	Sep-06	0.113750	—	0.113750	—
	Oct-06	0.113750	—	0.113750	—

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BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Neal Andrews, Assistant Treasurer
Jay Fife, Assistant Treasurer
Spencer Fleming, Assistant Treasurer
James Kong, Assistant Treasurer
Robert Mahar, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.[1] 40 East 52nd Street
New York, NY 10022

State Street Research & Management Co.[2] One Financial Center
Boston, MA 02111

[1] For all Trusts except Global Energy and Resources.
[2] For Global Energy and Resources.

Accounting Agent
The Bank of New York
2 Hanson Place
Brooklyn, NY 11217

Custodian
The Bank of New York
100 Colonial Center Parkway
Suite 200
Lake Mary, FL 32746

Transfer Agent
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
(866) 216-0242

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

    This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (866) 216-0242.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (866)216-0242. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (866) 216-0242 or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, upon request, by calling (866) 216-0242.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-4-1006

Item 2. Code of Ethics.

(a)      The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c)      The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is available without charge at www.blackrock.com.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer, Kent Dixon and Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. Dr. Brimmer retired from the Board of Trustees as of December 31, 2006.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $34,500 for the fiscal year ended October 31, 2006 and $28,900 for the fiscal year ended October 31, 2005.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 for the fiscal year ended October 31, 2006 and $0 for the fiscal year ended October 31, 2005. The nature of the service includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $8,000 for the fiscal year ended October 31, 2006 and $3,000 for the fiscal year ended October 31, 2005. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $1,200 for the fiscal year ended October 31, 2006 and $1,200 for the fiscal year ended October 31, 2005. The nature of the service includes a review of compliance procedures and provided an attestation regarding such review.

(e)      Audit Committee Pre-Approval Policies and Procedures.

          (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

          For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

          In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

          Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

          The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

          In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent

Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

           (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)     The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Registrant’s investment adviser (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $286,200 for the fiscal year ended October 31, 2006 and $286,200 for the fiscal year ended October 31, 2005.

(h)      The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank J. Fabozzi. Dr. Brimmer retired from the Board of Trustees as of December 31, 2006.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, LLC (the "Advisor"), and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) BlackRock’s fund management team involved with the Registrant is led by a team of investment professionals, including the following individuals who have day-to-day responsibility: Erin Xie, Kyle G. McClements and Thomas P. Callan.

Erin Xie, Managing Director and portfolio manager, is a member of BlackRock's Global Opportunities team. She is a lead manager of the BlackRock Health Sciences Portfolio. Prior to joining BlackRock in 2005, Ms. Xie was a Senior Vice President and portfolio manager with State Street Research & Management responsible for managing the State Street Health Sciences Fund. Prior to joining State Street Research in 2001, Ms. Xie was a research associate with Sanford Bernstein covering the pharmaceutical industry.

Kyle G. McClements, CFA, Director and equity derivatives trader, is a member of the US equity trading group. Prior to joining BlackRock in 2005, Mr. McClements was a Vice President and senior derivatives strategist responsible for equity derivative strategy and trading in the Quantitative Equity Group at State Street Research. Prior to joining State Street Research in 2004, Mr. McClements was a senior trader/analyst at Deutsche Asset Management, responsible for derivatives, equity program, technology and energy sector, and foreign exchange trading.

Thomas P. Callan, CFA, Managing Director and senior portfolio manager, is head of BlackRock's Global Opportunities equity team. He is lead manager for all global small cap portfolios and is chief strategist for all of the team's portfolios. Mr. Callan has been a portfolio manager with BlackRock since 1998.

(a)(2) As of October 31, 2006, Erin Xie managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	2	$1,140,638,260	0	0

Pooled Investment Vehicles Other Than Registered Investment Companies	1	$15,598,761	1	$15,598,761

Other Accounts	2	$115,738,425	0	0

As of October 31, 2006, Kyle G. McClements managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	6	$4,124,808,406	0	0

Pooled Investment Vehicles Other Than Registered Investment Companies	0	0	0	0

Other Accounts	0	0	0	0

As of October 31, 2006, Thomas P. Callan managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	11	$4,042,687,209	0	0

Pooled Investment Vehicles Other Than Registered Investment Companies	1	$15,598,761	1	$15,598,761

Other Accounts	7	$903,856,767	1	$504,080,795

          BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Registrant, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Registrant. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Registrant. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Registrant by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Registrant. In this connection, it should be noted that portfolio management team may manage certain accounts that are subject to performance fees. In addition, the portfolio management team may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

          As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

          Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

          Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

          Long-Term Retention and Incentive Plan (LTIP) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.

          Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers was paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

          Options and Restricted Stock Awards —While incentive stock options are not currently being awarded to BlackRock employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years.

          Incentive Savings Plans —BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including an Employee Stock Purchase Plan (ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the 50% employee’s pre-tax contribution of up to 6% of the employee’s salary, limited to $4,000 per year. BlackRock also offers a Company Retirement Contribution equal to 3% to 5% of eligible compensation, depending on BlackRock, Inc.’s overall net operating income. The company match is made in cash. The firm’s 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

          Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns and income generation, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Registrant, these benchmarks are the same as the benchmark or benchmarks against which the investment performance, including risk-adjusted returns and income generation, of the Registrant or other accounts are measured. These benchmarks include the Dividend AchieversTM Index, Lipper peer groups and a subset of other closed-end funds. A group of BlackRock, Inc.’s officers determines which benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager.

          The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. This determination may take into consideration the fact that a benchmark may not perfectly correlate to the way the Registrant or other accounts are managed, even if it is the benchmark that is most appropriate for the Registrant or other account. For example, a benchmark’s return may be based on the total return of the securities comprising the benchmark, but the Registrant or other account may be managed to maximize income and not total return. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

(a)(4) As of October 31, 2006, the end of the Registrant’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Registrant is shown below:

Erin Xie: None
Kyle G. McClements: $1-$10,000
Thomas P. Callan: None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s Governance Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's fourth fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (2) Certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Health Sciences Trust__________

By:	/s/ Donald C. Burke
Name: Donald C. Burke Title: Treasurer and Principal Financial Officer Date: January 12, 2007

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito Title: President and Principal Executive Officer Date: January 12, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke Title: Treasurer and Principal Financial Officer Date: January 12, 2007